VALIC Company I
Prospectus, October 1, 2019
Saving : Investing : Planning
VALIC Company I (“VC I”) is a mutual fund complex made up of 34 separate funds  (each, a “Fund” and collectively, the “Funds”). Each of the Funds has its own investment objective. Thirty-four of the Funds are explained in more detail in this prospectus.
Ticker Symbol:
Asset Allocation Fund	VCAAX
Blue Chip Growth Fund	VCBCX
Capital Conservation Fund	VCCCX
Core Equity Fund	VCCEX
Dividend Value Fund	VCIGX
Dynamic Allocation Fund	VDAFX
Emerging Economies Fund	VCGEX
Global Real Estate Fund	VGREX
Global Strategy Fund	VGLSX
Government Money Market I Fund	VCIXX
Government Securities Fund	VCGSX
Growth Fund	VCULX
Growth & Income Fund	VCGAX
Health Sciences Fund	VCHSX
Inflation Protected Fund	VCTPX
International Equities Index Fund	VCIEX
International Government Bond Fund	VCIFX
International Growth Fund	VCINX
International Socially Responsible Fund (formerly, Global Social Awareness Fund)	VCSOX
International Value Fund	VCFVX
Large Cap Core Fund	VLCCX
Large Capital Growth Fund	VLCGX
Mid Cap Index Fund	VMIDX
Mid Cap Strategic Growth Fund	VMSGX
Nasdaq-100 ® Index Fund	VCNIX
Science & Technology Fund	VCSTX
Small Cap Aggressive Growth Fund	VSAGX
Small Cap Fund	VCSMX
Small Cap Index Fund	VCSLX
Small Cap Special Values Fund	VSSVX
Small-Mid Growth Fund	VSSGX
Stock Index Fund	VSTIX

Ticker Symbol:
Systematic Value Fund (formerly, Broad Cap Value Income Fund)	VBCVX
Value Fund	VAVAX
This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.
The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities, nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to state otherwise.
The following disclosure does not apply to investors who own fund shares beneficially through a variable insurance contract. Each applicable insurance company will provide information regarding delivery of fund shareholder reports to its contract owners.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Registrant's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Registrant. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Registrant or VALIC Retirement Services Company (VRSCO), as your retirement plan recordkeeper, electronically by contacting us at 1-800-448-2542 or logging into your account at VALIC Online at www.valic.com.
You may elect to receive all future reports in paper free of charge. You can inform the Registrant or VRSCO that you wish to continue receiving paper copies of your shareholder reports by contacting 1-866-345-5954 or visiting FundReports.com and providing the 20-digit unique ID located above or below your mailing address. Your election to receive reports in paper will apply to all funds held within your employer-sponsored retirement plan account with VRSCO.

- i -

Fund Summary: Asset Allocation Fund
Investment Objective

The Fund seeks maximum aggregate rate of return over the long-term through controlled investment risk by adjusting its investment mix among stocks, long-term debt securities and short-term money market securities.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.26%
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses[1]	0.81%
[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table of the Fund’s annual report, which reflects the net operating expenses of the Fund (0.76%) and does not include Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Fund as a result of investments in shares of one or more mutual funds, hedge funds, private equity funds or other pooled investment vehicles.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
1 Year	3 Years	5 Years	10 Years
$83	$259	$450	$1,002
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 113% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund is an asset allocation fund that attempts to maximize returns with a mix of stocks, bonds and money market securities. The Subadviser buys and sells securities for the Fund by changing its investment mix among common stocks, intermediate- and long-term bonds (fixed income securities) and money market securities. As a result, the Fund’s investments may change often. The Fund can invest 100% of its assets in just one of these asset classes. The Subadviser may engage in frequent and active trading of portfolio securities to achieve the Fund’s investment objective.
The Fund may invest up to 40% of its assets in foreign securities. The Fund may use forward foreign currency exchange contracts to hedge against movement in the value of foreign currencies.
Unlike an index fund, which tries to increase the money you invest by matching a specific index’s performance, the Fund tries to perform better than a blend of three market sectors measured by:
•	the S&P 500® Index;
•	the Bloomberg Barclays U.S. Aggregate Bond Index; and
•	Treasury-Bill 3 Month Index.
An asset allocation model is used to help the Subadviser decide how to allocate the Fund’s assets. The model analyzes many factors that affect the performance of securities that comprise certain indexes.
Based on the model, the Subadviser will normally allocate the Fund’s assets approximately according to the following asset classes:
•	Common stocks and equity securities	55%
•	Intermediate- and long-term bonds	35%
•	High quality money market securities	10%
The Fund’s equity assets generally consist of large-cap common stocks. The Fund’s fixed income assets

Fund Summary: Asset Allocation Fund
generally consist of investment grade corporate debt securities and U.S. Government securities. A significant portion of the Fund’s U.S. Government securities may be issued or guaranteed by the Federal National Mortgage Association (“FNMA”) or the Federal Home Loan Mortgage Corporation (“FHLMC”).
The allocation among the three asset classes may differ from the percentages referenced above at the sole discretion of the Subadviser.
In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Principal Risks of Investing in the Fund

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.
The following is a summary of the principal risks of investing in the Fund.
Model Risk. The Fund’s asset allocation model may fail to produce the optimal portfolio allocation.
Management Risk. The investment style or strategy used by the Subadviser may fail to produce the intended result. The Subadviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.
Equity Securities Risk. The Fund’s investments in equity securities are subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Credit Risk. The Fund may suffer losses if the issuer of a fixed income security owned by the Fund is unable to make interest or principal payments.
Currency Risk. Because the Fund’s foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Such gains or losses may be substantial.
Interest Rate Risk. The value of fixed-income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed-income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to these initiatives. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to these initiatives.
Derivatives Risk. The prices of derivatives may move in unexpected ways due to the use of leverage and other factors and may result in increased volatility or losses. The Fund may not be able to terminate or sell derivative positions, and a liquid secondary market may not always exist for derivative positions.
Hedging Risk.  A hedge is an investment made in order to reduce the risk of adverse price movements in a currency or other investment by taking an offsetting position (often through a derivative instrument, such as an option or forward contract). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.
Foreign Investment Risk. Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political, social and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have

Fund Summary: Asset Allocation Fund
significant foreign operations may be subject to foreign investment risk.
Call or Prepayment Risk. During periods of falling interest rates, a bond issuer may “call” a bond to repay it before its maturity date. The Fund may only be able to invest the bond’s proceeds at lower interest rates, resulting in a decline in the Fund’s income.
Large-Cap Companies Risk. Investing primarily in large-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large-cap companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies.
Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.
Liquidity Risk. If the active trading market for certain securities becomes limited or non-existent, it can become more difficult to sell the securities at or near their perceived value. This may cause the value of such securities and the Fund’s share price to fall dramatically.
U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and are generally considered to have low credit risk. Unlike U.S. Treasury obligations, securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises, including FNMA and FHLMC, may or may not be backed by the full faith and credit of the U.S. Government and are therefore subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
Active Trading Risk. High portfolio turnover rates that are associated with active trading may result in higher transaction costs, which can adversely affect the Fund’s performance. Active trading tends to be more pronounced during periods of increased market volatility.
Risk of Investing in Money Market Securities. An investment in the Fund is subject to the risk that the value of its investments may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal.
Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the S&P 500® Index, a blended index and each of its components. The Blended Index is comprised of 55% S&P 500® Index, 35% Bloomberg Barclays U.S. Aggregate Index and 10% FTSE Treasury Bill 3 Month Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
During the 10-year period shown in the bar chart, the highest return for a quarter was 13.14% (quarter ended September 30, 2009) and the lowest return for a quarter was -9.54% (quarter ended September 30, 2011). The year-to-date calendar return as of June 30, 2019 was 9.67%.

Fund Summary: Asset Allocation Fund
Average Annual Total Returns (For the periods ended December 31, 2018)
	1 Year	5 Years	10 Years
Fund	-9.02%	3.01%	8.10%
Blended Index	-1.94%	5.74%	8.61%
Bloomberg Barclays U.S. Aggregate Bond Index	0.01%	2.52%	3.48%
FTSE Treasury Bill 3 Month Index	1.86%	0.60%	0.35%
S&P 500® Index	-4.38%	8.49%	13.12%
Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company.
The Fund is subadvised by PineBridge Investments LLC.
Portfolio Managers
Name and Title	Portfolio Manager of the Fund Since
Michael Kelly, CFA Managing Director, Global Head of Multi-Asset	2002
Jose R. Aragon Senior Vice President and Portfolio Manager, Global Multi-Asset	2008
Robert Vanden Assem, CFA Managing Director and Head of Developed Markets Investment Grade Fixed Income	2002
Kate Faraday Senior Vice President and Portfolio Manager, Equities	2012
Agam Sharma Senior Vice President and Portfolio Manager, Global Multi-Asset	2016
For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 116.

Fund Summary: Blue Chip Growth Fund
Investment Objective

The Fund seeks long-term capital growth. Income is a secondary objective.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.72%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.82%
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
1 Year	3 Years	5 Years	10 Years
$84	$262	$455	$1,014
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund pursues long-term capital appreciation by investing, under normal circumstances, at least 80% of net assets in the common stocks of large- and mid-cap blue chip growth companies. Generally, large- and mid-cap stocks will include companies whose market capitalizations, at the time of purchase, are greater than or equal to the smallest company included in the Russell Midcap® Index. As of May 10, 2019, the market capitalization range of the companies in the Russell Midcap® Index was approximately $2.4 billion to $35.5 billion.
Blue chip growth companies are firms that, in the Subadviser’s view, are well-established in their industries and have the potential for above-average earnings growth, which may include companies in the information technology sector.
In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Investors will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy set forth above.
Principal Risks of Investing in the Fund

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.
The following is a summary of the principal risks of investing in the Fund.
Management Risk. The investment style or strategy used by the Subadviser may fail to produce the intended result. The Subadviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.
Equity Securities Risk. The Fund invests principally in equity securities and is therefore subject to the risk that

Fund Summary: Blue Chip Growth Fund
stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Growth Style Risk. Generally, “growth” stocks are stocks of companies that a subadviser believes have anticipated earnings ranging from steady to accelerated growth. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines. Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market. In addition, the value of growth stocks may be more sensitive to changes in current or expected earnings than the value of other stocks, because growth stocks trade at higher prices relative to current earnings.
Large- and Mid-Cap Company Risk. Investing in large- and mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large-cap companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.
Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.
Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.
Technology Sector Risk. Technology stocks historically have experienced unusually wide price swings. Earnings disappointments and intense competition for market share can result in sharp declines in the prices of technology stocks.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the S&P 500® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
During the 10-year period shown in the bar chart, the highest return for a quarter was 18.54% (quarter ended March 31, 2012) and the lowest return for a quarter was -14.19% (quarter ended December 31, 2018). The year-to-date calendar return as of June 30, 2019 was 20.77%.
Average Annual Total Returns (For the periods ended December 31, 2018)
	1 Year	5 Years	10 Years
Fund	1.97%	11.16%	16.93%
S&P 500® Index	-4.38%	8.49%	13.12%

Fund Summary: Blue Chip Growth Fund
Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company.
The Fund is subadvised by T. Rowe Price Associates, Inc.
Portfolio Managers
Name and Title	Portfolio Manager of the Fund Since
Larry J. Puglia, CFA Vice President and Portfolio Manager	2000
For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 116.

Fund Summary: Capital Conservation Fund
Investment Objective

The Fund seeks the highest possible total return consistent with preservation of capital through current income and capital gains on investments in intermediate and long-term debt instruments and other income producing securities.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.64%
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
1 Year	3 Years	5 Years	10 Years
$65	$205	$357	$798
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests in investment grade bonds to seek to provide you with the highest possible total return from current income and capital gains while preserving your investment. The Subadviser may engage in frequent and active trading of portfolio securities to achieve the Fund’s investment objective.
The Fund invests at least 75% of the Fund’s total assets at the time of purchase in investment-grade, intermediate- and long-term corporate bonds, including dollar denominated foreign corporate bonds, securities issued or guaranteed by the U.S. Government, mortgage-backed securities, asset-backed securities, securities issued by the Federal National Mortgage Association (“FNMA”) or the Federal Home Loan Mortgage Corporation (“FHLMC”), collateralized mortgage obligations (“CMOs”), and high quality money market securities.
In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Principal Risks of Investing in the Fund

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.
The following is a summary of the principal risks of investing in the Fund.
Management Risk. The investment style or strategy used by the Subadviser may fail to produce the intended result. The Subadviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.
Call or Prepayment Risk. During periods of falling interest rates, a bond issuer may “call” a bond to repay it before its maturity date. The Fund may only be able to invest the bond’s proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Fund Summary: Capital Conservation Fund
Credit Risk. The Fund may suffer losses if the issuer of a fixed income security owned by the Fund is unable to make interest or principal payments.
Currency Risk. Because the Fund’s foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Such gains or losses may be substantial.
Interest Rate Risk. The value of fixed-income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed-income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to these initiatives. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to these initiatives.
Foreign Investment Risk. Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political, social and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.
Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.
Mortgage- and Asset-Backed Securities Risk. Mortgage-backed securities are similar to other debt securities in that they are subject to credit risk and interest rate risk. Mortgage-backed securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be non-guaranteed securities issued by private issuers. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Fund to invest the proceeds in less attractive investments or increase the volatility of their prices. CMOs, which are a type of mortgage-backed security, may be less liquid and may exhibit greater price volatility than other types of mortgage- and asset-backed securities.
Asset-backed securities are bonds or notes that are normally supported by a specific property. If the issuer fails to pay the interest or return the principal when the bond matures, then the issuer must give the property to the bondholders or noteholders. Examples of assets supporting asset-backed securities include credit card receivables, retail installment loans, home equity loans, auto loans, and manufactured housing loans.
Risk of Investing in Money Market Securities. An investment in the Fund is subject to the risk that the value of its investments may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal.
Active Trading Risk. High portfolio turnover rates that are associated with active trading may result in higher transaction costs, which can adversely affect the Fund’s performance. Active trading tends to be more pronounced during periods of increased market volatility.
Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.
U.S. Government Obligations Risk. U.S Treasury obligations are backed by the “full faith and credit” of the U.S. Government and are generally considered to have low credit risk. Unlike U.S. Treasury obligations, securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises, including FNMA and FHLMC, may or may not

Fund Summary: Capital Conservation Fund
be backed by the full faith and credit of the U.S. Government and are therefore subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the Bloomberg Barclays U.S. Aggregate Bond Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
During the 10-year period shown in the bar chart, the highest return for a quarter was 5.62% (quarter ended September 30, 2009) and the lowest return for a quarter was -3.14% (quarter ended December 31, 2016). The year-to-date calendar return as of June 30, 2019 was 6.60%.
Average Annual Total Returns (For the periods ended December 31, 2018)
	1 Year	5 Years	10 Years
Fund	-1.11%	2.14%	3.95%
Bloomberg Barclays U.S. Aggregate Bond Index	0.01%	2.52%	3.48%
Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company.
The Fund is subadvised by PineBridge Investments LLC.
Portfolio Managers
Name and Title	Portfolio Manager of the Fund Since
Dana G. Burns Managing Director and Senior Portfolio Manager, Investment Grade Fixed Income	2008
Robert Vanden Assem, CFA Managing Director and Head of Developed Markets Investment Grade Fixed Income	2002
For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 116.

Fund Summary: Core Equity Fund
Investment Objective

The Fund seeks to provide long-term growth of capital through investment primarily in equity securities.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.92%
Fee Waivers and/or Expense Reimbursements[1]	-0.18%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.74%
[1]	The Fund’s investment adviser, The Variable Annuity Life Insurance Company, has contractually agreed to waive its advisory fee through September 30, 2020, so that the advisory fee payable by the Fund to VALIC equals 0.62% of average monthly assets on the first $250 million, 0.57% on the next $250 million, 0.52% on the next $500 million and 0.47% thereafter. This agreement may be modified or discontinued prior to such time only with the approval of the Board of Directors of the Fund, including a majority of the directors who are not “interested persons” of the Fund as defined in the Investment Company Act of 1940, as amended.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses include expense reimbursements for year one. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
1 Year	3 Years	5 Years	10 Years
$76	$275	$492	$1,115
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests primarily in quality large-cap companies with long-term growth potential. Important characteristics of such companies include: a strong management team, a leadership position within an industry, a globally competitive focus, a strong balance sheet and a high return on equity. The Fund invests, under normal circumstances, at least 80% of net assets, at the time of purchase, in equity securities, consisting primarily of common stocks. The Subadviser may engage in frequent and active trading of portfolio securities to achieve the Fund’s investment objective.
In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Investors will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy set forth above.
Principal Risks of Investing in the Fund

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government

Fund Summary: Core Equity Fund
entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.
The following is a summary of the principal risks of investing in the Fund.
Management Risk. The investment style or strategy used by the Subadviser may fail to produce the intended result. The Subadviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.
Growth Style Risk. Generally, “growth” stocks are stocks of companies that a subadviser believes have anticipated earnings ranging from steady to accelerated growth. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines. Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market. In addition, the value of growth stocks may be more sensitive to changes in current or expected earnings than the value of other stocks, because growth stocks trade at higher prices relative to current earnings.
Equity Securities Risk. The Fund invests primarily in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Large-Cap Companies Risk. Investing primarily in large-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large-cap companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies.
Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.
Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the Russell 1000® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Wellington Management Company LLP served as a subadviser from September 1, 1999 to March 5, 2007 and Edge Asset Management, Inc. (formerly, WM Advisors, Inc.) served as a co-subadviser from January 1, 2002 to March 5, 2007. BlackRock Investment Management, LLC (“BlackRock”) assumed sub-advisory duties of the Fund on March 5, 2007.
During the 10-year period shown in the bar chart, the highest return for a quarter was 14.49% (quarter ended September 30, 2009) and the lowest return for a quarter was -18.21% (quarter ended September 30, 2011). The

Fund Summary: Core Equity Fund
year-to-date calendar return as of June 30, 2019 was 14.63%.
Average Annual Total Returns (For the periods ended December 31, 2018)
	1 Year	5 Years	10 Years
Fund	-6.75%	6.84%	11.50%
Russell 1000® Index	-4.78%	8.21%	13.28%
Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company.
The Fund is subadvised by BlackRock.
Portfolio Managers
Name and Title	Portfolio Manager of the Fund Since

Joseph Wolfe Director and Portfolio Manager	2017

Todd Burnside Director and Portfolio Manager	2017
For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 116.

Fund Summary: Dividend Value Fund
Investment Objective

The Fund seeks capital growth by investing in common stocks. Income is a secondary objective.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.71%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.81%
Fee Waivers and/or Expense Reimbursements[1]	-0.11%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.70%
[1]	The Fund’s investment adviser, The Variable Annuity Life Insurance Company, has contractually agreed to waive its advisory fee through September 30, 2020, so that the advisory fee payable by the Fund to VALIC equals 0.64% of average monthly assets on the first $250 million, 0.61% on the next $250 million, 0.56% on the next $500 million and 0.51% thereafter. This agreement may be modified or discontinued prior to such time only with the approval of the Board of Directors of the Fund, including a majority of the directors who are not “interested persons” of the Fund as defined in the Investment Company Act of 1940, as amended.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses include expense reimbursement for year one. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
1 Year	3 Years	5 Years	10 Years
$72	$248	$439	$991
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities including common stock, preferred stock and convertible securities. Under normal circumstances, the Fund will invest at least 80% of its net assets in dividend paying equity securities. The Fund may invest in securities of companies with any market capitalization, but will generally focus on large cap securities. In selecting portfolio securities, one of the Subadvisers will generally employ a value-oriented analysis, but may purchase equity securities based on a growth-oriented analysis when such securities pay dividends or the Subadviser believes such securities have particularly good prospects for capital appreciation. The other Subadviser uses rules-based strategies to select portfolio securities and will select up to thirty high dividend yielding common stocks, which will be evaluated and adjusted at the discretion of the portfolio manager on an annual basis.
The Fund may also invest in convertible securities and non-convertible preferred stock.
In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Investors

Fund Summary: Dividend Value Fund
will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy set forth above.
Principal Risks of Investing in the Fund

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.
The following is a summary of the principal risks of investing in the Fund.
Management Risk. The investment style or strategy used by the Subadviser may fail to produce the intended result. The Subadviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.
Equity Securities Risk. The Fund invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Value Style Risk. Generally, “value” stocks are stocks of companies that a subadviser believes are currently undervalued in the marketplace. A subadviser’s judgment that a particular security that is undervalued in relation to the company’s fundamental economic value may prove incorrect and the price of the company’s stock may fall or may not approach the value the subadviser has placed on it.
Growth Style Risk. Generally, “growth” stocks are stocks of companies that a subadviser believes have anticipated earnings ranging from steady to accelerated growth. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines. Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market. In addition, the value of growth stocks may be more sensitive to changes in current or expected earnings than the value of other stocks, because growth stocks trade at higher prices relative to current earnings.
Convertible Securities Risk. Convertible security values may be affected by market interest rates, issuer defaults and underlying common stock values; security values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back the securities at a time unfavorable to the Fund.
Preferred Stock Risk. Unlike common stock, preferred stock generally pays a fixed dividend from a company’s earnings and may have a preference over common stock on the distribution of a company’s assets in the event of bankruptcy or liquidation. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Preferred stockholders typically do not have voting rights.
Income Producing Stock Availability Risk: Income producing common stock meeting the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors, thus limiting the ability of the Fund to produce current income while remaining fully diversified.
Large-Cap Companies Risk. Investing primarily in large-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large-cap companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies.
Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.
Mid-Cap Company Risk. Investing primarily in mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.
Small-Cap Company Risk. Investing primarily in small-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or

Fund Summary: Dividend Value Fund
financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.
Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the Russell 1000® Value Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Effective June 7, 2010, the Fund’s investment strategy changed from investing predominantly in large-cap companies with a value style to investing at least 80% of its assets in dividend paying equity securities, which may include both value- and growth-oriented styles.

Prior to June 7, 2010, the Fund was sub-advised by American Century Investment Management, Inc. BlackRock Investment Management, LLC (“BlackRock”) and SunAmerica Asset Management, LLC (“SunAmerica”) assumed co-sub-advisory duties for the Fund on June 7, 2010.
The percentage of the Fund’s assets that each subadviser manages may, at the adviser’s discretion, change from time to time.
During the 10-year period shown in the bar chart, the highest return for a quarter was 15.59% (quarter ended June 30, 2009) and the lowest return for a quarter was -14.42% (quarter ended March 31, 2009). The year-to-date calendar return as of June 30, 2019 was 12.77%.
Average Annual Total Returns (For the periods ended December 31, 2018)
	1 Year	5 Years	10 Years
Fund	-8.99%	6.35%	11.33%
Russell 1000® Value Index	-8.27%	5.95%	11.18%
Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company.

Fund Summary: Dividend Value Fund
The Fund is subadvised by BlackRock and SunAmerica.
Portfolio Managers
Name and Title	Portfolio Manager of the Fund Since
BlackRock
Tony DeSpirito Managing Director and Portfolio Manager	2014
David Zhao Managing Director and Portfolio Manager	2017
Franco Tapia Managing Director and Portfolio Manager	2017
SAAMCo
Timothy Pettee Senior Vice President, Chief Investment Strategist and Lead Portfolio Manager	2013
Andrew Sheridan Senior Vice President and Co-Portfolio Manager	2013
Timothy Campion Senior Vice President and Co-Portfolio Manager	2013
Jane Algieri Vice President and Co-Manager	2019
For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 116.

Fund Summary: Dynamic Allocation Fund
Investment Objective

The Fund’s investment objectives are capital appreciation and current income while managing net equity exposure.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees. As an investor in the Fund, you pay the expenses of the Fund and indirectly pay a proportionate share of the expenses of the investment companies in which the Fund invests (the"Underlying Funds").
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Other Expenses	0.07%
Acquired Fund Fees and Expenses	0.60%
Total Annual Fund Operating Expenses[1]	0.92%
[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table of the Fund’s annual report, which reflects the net operating expenses of the Fund (0.32%) and does not include Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Fund as a result of investments in shares of one or more mutual funds, hedge funds, private equity funds or other pooled investment vehicles.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
1 Year	3 Years	5 Years	10 Years
$94	$293	$509	$1,131
Portfolio Turnover
The portion of the Fund that operates as a fund-of-funds does not pay transaction costs when it buys and sells shares of Underlying Funds (or “turns over” its portfolio). An Underlying Fund pays transaction costs, such as commissions, when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the performance of both the Underlying Funds and the Fund. The Fund does, however, pay transaction costs when it buys and sells the financial instruments held in the Overlay Component of the Fund (defined below). During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund seeks to achieve its objectives by investing under normal conditions approximately 70% to 90% of its assets in shares of the Underlying Funds, which are portfolios of VALIC Company I (“VC I”) and VALIC Company II (“VC II”), (collectively, the “Underlying Companies”) (the “Fund-of-Funds Component”) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed income securities and short-term investments (the “Overlay Component”).
The Fund-of-Funds Component will allocate approximately 50% to 80% of its assets to Underlying Funds investing primarily in equity securities and 20% to 50% of its assets to Underlying Funds investing primarily in fixed income securities and short-term investments, which may include mortgage- and asset-backed securities, to seek capital appreciation and generate income.
VALIC is the Fund’s investment adviser (the “Adviser”). The Fund is sub-advised by SunAmerica Asset Management, LLC (“SunAmerica”) and AllianceBernstein L.P. (“AllianceBernstein”). The Adviser will determine the allocation between the Fund-of-Funds Component and the Overlay Component. SunAmerica is also responsible for managing the Fund-of-Funds Component’s investment in Underlying Funds, so it will determine the target allocation between Underlying Funds that invest primarily in equity securities and Underlying Funds that invest primarily in fixed income securities. SunAmerica performs an investment analysis of possible investments for the Fund and selects the universe of permitted Underlying Funds as well as the allocation to each Underlying Fund. The Adviser may change the Fund’s asset allocation between the Fund-of-Funds Component and the Overlay Component from time to time without prior notice. SunAmerica may also change the Fund-of-Funds

Fund Summary: Dynamic Allocation Fund
Component’s allocation among the Underlying Funds, and may invest in other funds not currently among the Underlying Funds, from time to time without prior notice to investors.
The Fund-of-Funds Component seeks to achieve capital appreciation primarily through its investments in Underlying Funds that invest in equity securities of both U.S. and non-U.S. companies of all market capitalizations, but expects to invest to a lesser extent in Underlying Funds that invest primarily in small- and mid-cap U.S. companies and foreign companies. The Fund normally does not expect to have more than 25% of its total assets allocated to Underlying Funds investing primarily in foreign securities, and no more than 5% of its total assets to Underlying Funds investing primarily in emerging markets (an emerging market is any country that is included in the MSCI Emerging Markets Index). The Fund-of-Funds Component seeks to achieve current income through its investments in Underlying Funds that primarily invest in fixed income securities, including both U.S. and foreign investment grade securities, but the Fund normally does not expect to have more than 5% of total assets allocated to Underlying Funds investing primarily in high-yield, high-risk bonds (commonly known as “junk bonds”), which are considered speculative. Fund cash flows are expected to be used to maintain or move Underlying Fund exposure close to target allocations, but sales and purchases of Underlying Funds may also be used to change or remain near target allocations.
The Overlay Component comprises the remaining 10%-30% of the Fund’s total assets. AllianceBernstein is responsible for managing the Overlay Component, which includes management of the derivative instruments, fixed income securities and short-term investments.
AllianceBernstein may invest the Overlay Component in derivative instruments to increase or decrease the Fund’s overall net equity exposure and, therefore, its volatility and return potential. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index over time. High levels of volatility may result from rapid and dramatic price swings. Through its use of derivative instruments, AllianceBernstein may adjust the Fund’s net equity exposure down to a minimum of 25% or up to a maximum of 100%, although the Fund’s average net equity exposure over long term periods is expected to be approximately 60%-65%. The Fund’s net equity exposure is primarily adjusted through the use of derivative instruments, such as stock index futures and stock index options, and to a lesser extent options on stock index futures and stock index swaps, as the allocation among Underlying Funds in the Fund-of-Funds Component is expected to remain fairly stable. For example, when the market is in a state of higher volatility, AllianceBernstein may decrease the Fund’s net equity exposure by taking a short position in derivative instruments. A short sale involves the sale by the Fund of a security or instrument it does not own with the expectation of purchasing the same security or instrument at a later date at a lower price. The operation of the Overlay Component may therefore expose the Fund to leverage. Because derivative instruments may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, the remainder of the assets in the Overlay Component will be invested in a variety of fixed income securities.
The Fund’s performance may be lower than similar Funds that do not seek to manage their equity exposure. If AllianceBernstein increases the Fund’s net equity exposure and equity markets decline, the Fund may underperform traditional or static allocation funds. Likewise, if AllianceBernstein reduces the Fund’s net equity exposure and equity markets rise, the Fund may also underperform traditional or static allocation funds. Efforts to manage the Fund’s volatility may also expose the Fund to additional costs. In addition, AllianceBernstein will seek to reduce exposure to certain downside risks by purchasing equity index put options that aim to reduce the Fund exposure to certain severe and unanticipated market events that could significantly detract from returns.
In addition to managing the Fund’s overall net equity exposure as described above, AllianceBernstein will, within established guidelines, manage the Overlay Component in an attempt to generate income, manage Fund cash flows and liquidity needs, and manage collateral for the derivative instruments. AllianceBernstein will manage the fixed income investments of the Overlay Component by investing in securities rated investment grade or higher by a nationally recognized statistical ratings organization, or, if unrated, determined by AllianceBernstein to be of comparable quality. At least 50% of the Overlay Component’s fixed income investments will be invested in U.S. Government securities, cash, repurchase agreements, and money market securities. A portion of the Overlay Component may be held in short-term investments as needed, in order to manage daily cash flows to or from the Fund or to serve as collateral. AllianceBernstein may also invest the Overlay Component in derivative instruments to generate income and manage Fund’s cash flows and liquidity needs.
The following chart sets forth the target allocations of the Fund on or about May 31, 2019, to equity and fixed income Underlying Funds and securities. These target allocations represent the Fund’s current goal for the allocation of its assets and does not take into account any change in net

Fund Summary: Dynamic Allocation Fund
equity exposure from use of derivatives in the Overlay Component. The Fund’s actual allocations could vary substantially from the target allocations due to market valuation changes, changes in the target allocations and AllianceBernstein’s management of the Overlay Component in response to volatility changes.
Asset Class	% of Fund-of-Fund	% of Total Fund
Equity	75%	60%
U.S. Large Cap	53.0%	42.4%
U.S. Small and Mid Cap	9.7%	7.8%
Foreign Equity	11.3%	9.0%
Alternatives (REITs)	1.0%	0.8%

Fixed Income	25%	40%
U.S. Investment Grade	21.7%	37.4%
U.S. High Yield and MultiSector	2.8%	2.2%
Foreign Fixed Income	0.5%	0.4%
		100.0%
Principal Risks of Investing in the Fund

As with any mutual fund, there can be no assurance that the Fund’s investment objectives will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.
The risks of investing in the Fund include indirect risks associated with the Fund’s investments in Underlying Funds. The risks of investing in the Fund include indirect risks associated with the Fund’s investments in Underlying Funds. The value of your investment in the Fund may be affected by one or more of the following risks, which are described in more detail in the sections “Additional Information About the Funds’ Investment Objectives, Strategies and Investment Risks” and the “Investment Glossary” in the Prospectus, any of which could cause the Fund’s return, the price of the Fund’s shares or the Fund’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Fund from reaching its objective, which are not described here.
Market Risk. Market risk is both a direct and indirect risk of investing in the Fund. The Fund’s or an Underlying Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment adviser’s assessment of companies held in an Underlying Fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Fund’s or an Underlying Fund’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios.
Derivatives Risk. Derivatives risk is both a direct and indirect risk of investing in the Fund. A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (i.e., stock option, futures, caps, floors, etc.). To the extent a derivative contract is used to hedge another position in the Fund or an Underlying Fund, the Fund or Underlying Fund will be exposed to the risks associated with hedging described below. To the extent an option, futures contract, swap, or other derivative is used to enhance return, rather than as a hedge, the Fund or Underlying Fund will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position. By purchasing over-the-counter derivatives, the Fund or Underlying Fund is exposed to credit quality risk of the counterparty.
Counterparty Risk. Counterparty risk is both a direct and indirect risk of investing in the Fund. Counterparty risk is the risk that a counterparty to a security, loan or derivative held by the Fund or an Underlying Fund becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund or an Underlying Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there may be no recovery or limited recovery in such circumstances.
Leverage Risk. Leverage risk is a direct risk of investing in the Fund. Certain managed futures instruments, and some other derivatives the Fund buys involve a degree of leverage. Leverage occurs when an investor has the right to a return on an investment that exceeds the return that the investor would be expected to receive based on the

Fund Summary: Dynamic Allocation Fund
amount contributed to the investment. The Fund’s use of certain economically leveraged futures and other derivatives can result in a loss substantially greater than the amount invested in the futures or other derivative itself. Certain futures and other derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Fund uses futures and other derivatives for leverage, a shareholder’s investment in the Fund will tend to be more volatile, resulting in larger gains or losses in response to the fluctuating prices of the Fund’s investments.
Risk of Investing in Bonds. This is both a direct and indirect risk of investing in the Fund. As with any fund that invests significantly in bonds, the value of an investment in the Fund or an Underlying Fund may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers.
Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Interest rates have been historically low, so the Portfolio faces a heightened risk that interest rates may rise. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
Credit Risk. Credit risk is both a direct and indirect risk of investing in the Fund. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund or an Underlying Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions.
Hedging Risk. Hedging risk is both a direct and indirect risk of investing in this Fund. A hedge is an investment made in order to reduce the risk of adverse price movements in a currency or other investment, by taking an offsetting position (often through a derivative, such as an option or forward). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to the unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced. For gross currency hedges by Underlying Funds, there is an additional risk, to the extend that these transactions create exposure to currencies in which an Underlying Fund’s securities are not denominated.
Short Sales Risk. Short sale risk is both a direct and indirect risk of investing in the Fund. Short sales by the Fund or an Underlying Fund involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales are potentially unlimited, whereas losses from purchases can be no greater than the total amount invested.
U.S. Government Obligations Risk. This is both a direct and indirect risk of investing in the Fund. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and are generally considered to have minimal credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government; the securities may be supported only by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
Risk of Investing in Money Market Securities. This is both a direct and indirect risk of investing in the Fund. An investment in the Fund is subject to the risk that the value of its investments in high-quality short-term obligations (“money market securities”) may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal.
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Dynamic Allocation Risk. The Fund’s risks will directly correspond to the risks of the Underlying Funds and other direct investments in which it invests. The Fund is subject to the risk that the investment process that will determine the selection of the Underlying Funds and the allocation and reallocation of the Fund’s assets among the various asset classes may not produce the desired result. The

Fund Summary: Dynamic Allocation Fund
Fund is also subject to the risk that AllianceBernstein may be prevented from trading certain derivatives effectively or in a timely manner.
Risk of Conflict with Insurance Company Interests. Managing the Fund’s net equity exposure may serve to reduce the risk from equity market volatility to the affiliated insurance companies and facilitate their ability to provide guaranteed benefits associated with certain Variable Contracts. While the interests of Fund shareholders and the affiliated insurance companies providing guaranteed benefits associated with the Variable Contracts are generally aligned, the affiliated insurance companies (and the Adviser by virtue of its affiliation with the insurance companies) may face potential conflicts of interest. In particular, certain aspects of the Fund’s management have the effect of mitigating the financial risks to which the affiliated insurance companies are subjected by providing those guaranteed benefits. In addition, the Fund’s performance may be lower than similar Funds that do not seek to manage their equity exposure.
Investment Company Risk. The risks of the Fund owning other investment companies, including the Underlying Funds, generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in these investments could result in it being more volatile than the underlying Fund of securities. Disruptions in the markets for the securities held by other investment company companies, including the Underlying Funds purchased or sold by the Fund could result in losses on the Fund’s investment in such securities. The other investment company companies, including Underlying Funds also have fees that increase their costs versus owning the underlying securities directly.
Affiliated Fund Risk. In managing the portion of the Fund that invests in Underlying Funds, SunAmerica will have the authority to select and substitute the Underlying Funds. SunAmerica may be subject to potential conflicts of interest in allocating the Fund’s assets among the various Underlying Funds because the fees payable to it by the Adviser for some of the Underlying Funds are higher than the fees payable by other Underlying Funds and because SunAmerica also is responsible for managing and administering certain of the Underlying Funds.
Other indirect principal risks of investing in the Fund (direct risks of investing in the Underlying Funds) include:
Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, an Underlying Fund’s value may not rise as much as the value of Funds that emphasize smaller companies.
“Passively Managed” Strategy Risk. An Underlying Fund following a passively managed strategy will not deviate from its investment strategy. In most cases, it will involve a passively managed strategy utilized to achieve investment results that correspond to a particular market index. Such a Fund will not sell securities in its portfolio and buy different securities for other reasons, even if there are adverse developments concerning a particular security, company or industry. There can be no assurance that the strategy will be successful.
Small- and Medium-Sized Companies Risk. Securities of small- and medium-sized companies are usually more volatile and entail greater risks than securities of large companies.
Growth Stock Risk. Growth stocks are historically volatile, which will affect certain Underlying Funds.
Value Investing Risk. The investment adviser’s judgments that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect, which will affect certain Underlying Funds.
Foreign Investment Risk. Investments in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S. government. Foreign investments will also be affected by local political or economic developments and governmental actions by the United States or other governments. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened for emerging markets issuers. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.
Credit Quality Risk. The creditworthiness of an issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. Issuers with low credit ratings typically issue junk bonds, which are considered speculative. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than investment grade bonds.

Fund Summary: Dynamic Allocation Fund
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the S&P 500® Index, the Bloomberg Barclays U.S. Aggregate Bond Index, and a Blended Index. The blended index is comprised of the S&P 500® Index (60%) and the Bloomberg Barclays U.S. Aggregate Bond Index (40%). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
The percentage of the Fund’s assets that each sub-adviser manages may, at the adviser’s discretion, change from time to time.
During the 6-year period shown in the bar chart, the highest return for a quarter was 6.51% (quarter ended March 31, 2013) and the lowest return for a quarter was -10.10% (quarter ended December 31, 2018). The year-to-date calendar return as of June 30, 2019 was 13.37%.
Average Annual Total Returns (For the periods ended December 31, 2018)
	1 Year	5 Years	Since Inception (12-19-12)
	-6.92%	3.14%	5.34%
Blended Index	-2.35%	6.24%	7.88%
Bloomberg Barclays U.S. Aggregate Bond Index	0.01%	2.52%	1.81%
S&P 500® Index	-4.38%	8.49%	11.83%
Investment Adviser

The Fund’s investment adviser is VALIC.
The Fund-of-Funds Component is sub-advised by SunAmerica. The Overlay Component of the Fund is sub-advised by AllianceBernstein.
Portfolio Managers
Name and Title	Portfolio Manager of the Fund-of-Funds Component of the Fund Since
SunAmerica
Douglas A. Loeffler, CFA Senior Vice President and Lead Portfolio Manager	2015
Manisha Singh, CFA Vice President and Co-Portfolio Manager	2017
AllianceBernstein
Joshua Lisser Chief Investment Officer and Lead Portfolio Manager - Index Strategies	2012
Ben Sklar Portfolio Manager - Index Strategies	2012
For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 116.

Fund Summary: Emerging Economies Fund
Investment Objective

The Fund seeks capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.76%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.93%
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
1 Year	3 Years	5 Years	10 Years
$95	$296	$515	$1,143
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.
Principal Investment Strategies of the Fund

Under normal circumstances, the Fund invests at least 80% of value of its net assets in equity securities of emerging market companies and other investments that are tied economically to emerging markets. Emerging markets include most countries in the world except Australia,
Canada, Japan, New Zealand, the United Kingdom, the United States, and most of the countries of Western Europe. An emerging market company is one that is organized under the laws of, or has a principal place of business in an emerging market; where the principal securities market is in an emerging market; that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in an emerging market; or at least 50% of the assets of which are located in an emerging market. The Fund is not required to allocate its investments in any set percentages to any particular countries. The Fund is not constrained by company size or style limits and will invest across sectors. The Fund will invest in securities issued by companies of any size, although the Fund may invest a significant portion of its assets in companies of a particular market capitalization size at the discretion of the Subadviser.
The Fund may overweight or underweight countries relative to its benchmark, the MSCI Emerging Markets Index. The Fund emphasizes securities that are ranked as undervalued, while underweighting or avoiding securities that appear overvalued. The Fund, from time to time, may invest a significant portion of its assets in one or more countries or regions.
The Fund may invest in securities denominated in U.S. dollars, other major reserve currencies, such as the euro, yen and pound sterling, and currencies of other countries in which it can invest. The Fund typically maintains full currency exposure to those markets in which it invests. However, the Fund may from time to time hedge a portion of its foreign currency exposure into the U.S. dollar. The Fund’s equity securities generally consist of common and preferred stock. The Fund may also invest in depositary receipts.
In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by

Fund Summary: Emerging Economies Fund
cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Investors will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy set forth above.
Principal Risks of Investing in the Fund

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.
The following is a summary of the principal risks of investing in the Fund.
Management Risk. The investment style or strategy used by the Subadviser may fail to produce the intended result. The Subadviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.
Foreign Investment Risk. Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political, social and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.
Emerging Markets Risk. In addition to the risks associated with investments in foreign securities, emerging market securities are subject to additional risks, which cause these securities generally to be more volatile than securities of issuers located in developed countries.
Currency Risk. Because the Fund’s foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Such gains or losses may be substantial.
Geographic Risk. If the Fund invests a significant portion of its assets in issuers located in a single country, a limited number of countries, or a particular geographic region, it assumes the risk that economic, political and social conditions in those countries or that region may have a significant impact on its investment performance.
Equity Securities Risk. The Fund invests principally in equity securities and is the subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Preferred Stock Risk. Unlike common stock, preferred stock generally pays a fixed dividend from a company’s earnings and may have a preference over common stock on the distribution of a company’s assets in the event of bankruptcy or liquidation. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Preferred stockholders typically do not have voting rights.
Depositary Receipts Risk. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding the issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.
Large-Cap Companies Risk. Large-cap companies tend to go in and out of favor based on market and economic conditions and tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise as much as the value of funds that emphasize smaller capitalization companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rate of successful smaller companies, particularly during extended periods of economic expansion.
Mid-Cap Company Risk. Investing primarily in mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Stocks of mid-cap companies may be more

Fund Summary: Emerging Economies Fund
volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.
Small-Cap Company Risk. Investing primarily in small-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.
Derivatives Risk. The prices of derivatives may move in unexpected ways due to the use of leverage and other factors and may result in increased volatility or losses. The Fund may not be able to terminate or sell derivative positions, and a liquid secondary market may not always exist for derivative positions.
Hedging Risk. A hedge is an investment made in order to reduce the risk of adverse price movements in a currency or other investment by taking an offsetting position (often through a derivative instrument, such as an option or forward contract). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.
Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.
Value Style Risk. Generally, “value” stocks are stocks of companies that a subadviser believes are currently undervalued in the marketplace. A subadviser’s judgment that a particular security that is undervalued in relation to the company’s fundamental economic value may prove incorrect and the price of the company’s stock may fall or may not approach the value the subadviser has placed on it.
Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the MSCI Emerging Markets Index (net). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Effective October 1, 2011, J.P. Morgan Investment Management Inc. (“JPMIM”) assumed sub-advisory responsibilities for the Fund. From September 11, 2009 through September 30, 2011, BlackRock Financial Management, Inc. sub-advised the Fund. From inception through September 11, 2009, Putnam Investment Management, LLC was subadviser to the Fund.

Fund Summary: Emerging Economies Fund
During the 10-year period shown in the bar chart, the highest return for a quarter was 22.29% (quarter ended June 30, 2009) and the lowest return for a quarter was -20.78% (quarter ended September 30, 2011). The year-to-date calendar return as of June 30, 2019 was 11.50%.
Average Annual Total Returns (For the periods ended December 31, 2018)
	1 Year	5 Years	10 Years
Fund	-19.33%	0.50%	4.04%
MSCI Emerging Markets Index (net)	-14.57%	1.65%	8.02%
Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company.
The Fund is subadvised by JPMIM.
Portfolio Managers
Name and Title	Portfolio Manager of the Fund Since
Anuj Arora Managing Director and Co-Lead Manager	2011
Joyce Weng Executive Director and Co-Lead Manager	2017
For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 116.

Fund Summary: Global Real Estate Fund
Investment Objective

The Fund seeks high total return through long-term growth of capital and current income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.73%
Other Expenses	0.12%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses[1]	0.86%
[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table of the Fund’s annual report, which reflects the net operating expenses of the Fund (0.85%) and does not include Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Fund as a result of investments in shares of one or more mutual funds, hedge funds, private equity funds or other pooled investment vehicles.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
1 Year	3 Years	5 Years	10 Years
$88	$274	$477	$1,061
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests, under normal circumstances, at least 80% of its net assets in a diversified portfolio of equity investments in real estate and real estate-related companies. A company is considered a “real estate company” or “real estate-related company” if at least 50% of its net assets, gross income or net profits are attributable to ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or interests therein. The principal type of securities purchased by the Fund is common stock. The Fund’s investments in real estate and real estate-related companies may include real estate investment trusts (“REITs”), REIT-like structures, or real estate operating companies whose businesses and services are related to the real estate industry.
In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.
The Fund may invest up to 75% of its total assets in foreign securities, including securities of issuers in emerging markets. The Fund expects to invest a substantial portion of its assets in the securities of issuers economically tied to Japan, the United Kingdom, Australia, Hong Kong, Singapore, China, Canada and Continental Europe. The Fund considers an investment tied economically to a country if the investment is exposed to the economic risks and returns of such country. From time to time, the Fund’s investments with respect to a particular country may exceed 25% of its investment portfolio.
In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Investors will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy set forth above.

Fund Summary: Global Real Estate Fund
Principal Risks of Investing in the Fund

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.
The following is a summary of the principal risks of investing in the Fund.
Management Risk. The investment style or strategy used by the Subadviser may fail to produce the intended result. The Subadviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.
Real Estate Investments Risk. Securities of companies in the real estate industry are sensitive to several factors, such as changes in real estate values, interest rates, cash flow, occupancy rates, and greater company liabilities. Substantial investments in a particular industry or sector make the Fund’s performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular industry, group of industries, or sector than a fund that invests more broadly.
REITs Risk. The performance of a REIT depends on current economic conditions and the types of real property in which it invests and how well the property is managed. If a REIT concentrates its investments in a geographic region or property type, changes in underlying real estate values may have an exaggerated effect on the value of the REIT.
Equity Securities Risk. The Fund invests primarily in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Currency Risk. Because the Fund’s foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Such gains or losses may be substantial.
Emerging Markets Risk. In addition to the risks associated with investments in foreign securities, emerging market securities are subject to additional risks, which cause these securities generally to be more volatile than securities of issuers located in developed countries.
Foreign Investment Risk. Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political, social and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.
Geographic Risk. If the Fund invests a significant portion of its assets in issuers located in a single country, a limited number of countries, or a particular geographic region, it assumes the risk that economic, political and social conditions in those countries or that region may have a significant impact on its investment performance.
Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.
Mid-Cap Company Risk. Investing primarily in mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.
Small-Cap Company Risk. Investing primarily in small-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

Fund Summary: Global Real Estate Fund
Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate and may be volatile. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.
Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the Financial Times Stock Exchange European Public Real Estate Association / National Association of Real Estate Investment Trusts ("FTSE EPRA NAREIT") Developed Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Invesco Advisers, Inc. (“Invesco”) is generally responsible for investing the portion of the Fund’s assets invested in domestic real estate securities. Goldman Sachs Asset Management, L.P. (“GSAM”) is generally responsible for investing the portion of the Fund’s assets invested in international real estate securities. The percentage of the Fund’s assets that each subadviser manages may, at the adviser’s discretion, change from time to time.
During the 10-year period shown in the bar chart, the highest return for a quarter was 27.35% (quarter ended June 30, 2009) and the lowest return for a quarter was -21.47% (quarter ended March 31, 2009). The year-to-date calendar return as of June 30, 2019 was 16.35%.
Average Annual Total Returns (For the periods ended December 31, 2018)
	1 Year	5 Years	10 Years
Fund	-6.02%	4.16%	9.19%
FTSE EPRA NAREIT Developed Index	-4.74%	5.26%	10.53%

Fund Summary: Global Real Estate Fund
Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company.
The Fund is subadvised by GSAM and Invesco.
Portfolio Managers
Name and Title	Portfolio Manager of the Fund Since
GSAM
Frankie Chun Wah Lee Vice President and Co-Lead Portfolio Manager	2011
Abhinav Zutshi, CFA Vice President and Co-Lead Portfolio Manager	2018
Invesco
Joe Rodriguez, Jr. Managing Director, Head of Global Securities and Co-Lead Portfolio Manager	2008
Mark Blackburn, CFA Managing Director, Portfolio Manager	2008
Paul Curbo, CFA Managing Director, Co-Lead Portfolio Manager	2008
Ping-Ying Wang, PhD, CFA Managing Director, Portfolio Manager	2008
Darin Turner Managing Director, Portfolio Manager	2009
James Cowen Managing Director, Portfolio Manager	2015
Grant Jackson Senior Director, Co-Lead Portfolio Manager	2018
For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 116.

Fund Summary: Global Strategy Fund
Investment Objective

The Fund seeks high total return.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.66%
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
1 Year	3 Years	5 Years	10 Years
$67	$211	$368	$822
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.
Principal Investment Strategies of the Fund

Under normal market conditions, the Fund invests in equity securities of companies in any country, fixed income (debt) securities of companies and governments of any country, and in money market securities. The equity securities in which the Fund invests are primarily common stock. The Fund may invest in debt obligations of any maturity, such as bonds, notes, bills and debentures. The mix of investments will be adjusted in an effort to capitalize on the total return potential produced by changing economic conditions throughout the world. Although the Fund seeks investments across a number of countries and sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular countries or sectors.
There are no minimum or maximum percentage targets for each asset class, though under normal market conditions the Fund invests 50% to 80% of its assets in equity securities. Although the Fund may buy bonds rated in any category, including bonds that are rated below investment grade, it generally focuses on “investment grade” bonds.
In addition, under normal market conditions, the Fund expects to invest at least 40% of its net assets in foreign securities, including foreign equity securities and foreign sovereign debt securities. Although the Fund generally invests in securities of issuers located in developed countries, the Fund may invest up to 50% of its total assets in securities of issuers located in emerging markets.
The Fund regularly uses various currency related transactions involving derivative instruments, including currency and cross currency forwards and currency and currency index futures contracts. The Fund may maintain significant positions in currency related derivative instruments as a hedging technique or to implement a currency investment strategy, which could expose a large amount of the Fund’s assets to obligations under these instruments. The Fund may also enter into various other transactions involving derivatives, including financial futures contracts (such as interest rate or bond futures) and swap agreements (which may include interest rate and credit default swaps). The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposure to selected currencies.
In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities

Fund Summary: Global Strategy Fund
does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Principal Risks of Investing in the Fund

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.
The following is a summary of the principal risks of investing in the Fund.
Management Risk. The investment style or strategy used by the Subadviser may fail to produce the intended result. The Subadviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.
Emerging Markets Risk. In addition to the risks associated with investments in foreign securities, emerging market securities are subject to additional risks, which cause these securities generally to be more volatile than securities of issuers located in developed countries.
Foreign Investment Risk. Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political, social and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.
Geographic Risk. If the Fund invests a significant portion of its assets in issuers located in a single country, a limited number of countries, or a particular geographic region, it assumes the risk that economic, political and social conditions in those countries or that region may have a significant impact on its investment performance.
Equity Securities Risk. The Fund’s investments in equity securities are subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Credit Risk. The issuer of a fixed income security owned by the Fund may be unable to make interest or principal payments.
Interest Rate Risk. The value of fixed-income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed-income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to these initiatives.
Currency Risk. Because the Fund’s foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Such gains or losses may be substantial.
Derivatives Risk. The prices of derivatives may move in unexpected ways due to the use of leverage and other factors and may result in increased volatility or losses. The Fund may not be able to terminate or sell derivative positions, and a liquid secondary market may not always exist for derivative positions. When currency forwards are used by the Fund for hedging purposes, there is a risk that due to imperfect correlations, the currency forwards will not fully hedge against adverse changes in foreign currency values or, under extreme market conditions, will not provide any hedging benefit. The successful use of currency forwards for non-hedging purposes usually depends on the portfolio managers’ ability to forecast movements in foreign currency values and may be speculative. Should these values move in unexpected ways, the Fund may not achieve the anticipated benefit from using currency forwards, and it may realize losses, which could be significant.
Foreign Sovereign Debt Risk. Foreign sovereign debt securities are subject to the risk that a governmental entity may delay or refuse to pay interest or to repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political, social and economic considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other

Fund Summary: Global Strategy Fund
multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans.
Credit Default Swap Risk. A credit default swap is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no default or other designated credit event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a default or designated credit event does occur, the seller of credit protection must pay the buyer of credit protection the full value of the reference obligation. Credit default swaps increase counterparty risk when a Fund is the buyer. The absence of a central exchange or market for swap transactions has led, in some instances, to difficulties in trading and valuation, especially in the event of market disruptions. Recent legislation requires most swaps to be executed through a centralized exchange or regulated facility and be cleared through a regulated clearinghouse. The swap market could be disrupted or limited as a result of this legislation, which could adversely affect a Fund. Moreover, the establishment of a centralized exchange or market for swap transactions may not result in swaps being easier to trade or value.
Junk Bond Risk. High yielding, high risk fixed-income securities (often referred to as “junk bonds”) may involve significantly greater credit risk, market risk and interest rate risk compared to higher rated fixed-income securities. Issuers of junk bonds are less secure financially and their securities are more sensitive to downturns in the economy. The market for junk bonds may not be as liquid as that for more highly rated securities.
Income Risk. Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a security, loan or derivative held by a Fund becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there may be no recovery or limited recovery in such circumstances.
Foreign Sovereign Debt Risk. Foreign sovereign debt securities are subject to the risk that a governmental entity may delay or refuse to pay interest or to repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political, social and economic considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans.
Liquidity Risk. If the active trading market for certain securities becomes limited or non-existent, it can become more difficult to sell the securities at or near their perceived value. This may cause the value of such securities and the Fund’s share price to fall dramatically.
Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.
Mid-Cap Company Risk. Investing primarily in mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.
Risk of Investing in Money Market Securities. An investment in the Fund is subject to the risk that the value of its investments may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal.
Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Fund Summary: Global Strategy Fund
Small-Cap Company Risk. Investing in small-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.
Value Style Risk. Generally, “value” stocks are stocks of companies that a subadviser believes are currently undervalued in the marketplace. A subadviser’s judgment that a particular security that is undervalued in relation to the company’s fundamental economic value may prove incorrect and the price of the company’s stock may fall or may not approach the value the subadviser has placed on it.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the MSCI ACWI Index (net) and a blended index, which is composed of the J.P. Morgan GBI Global Index (unhedged) (40%) and the MSCI ACWI Index (60%). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Franklin Advisers, Inc. (“Franklin Advisers”) manages the fixed income assets of the Fund. Templeton Investment Counsel, LLC (“Templeton Investment”) manages the equity assets of the Fund. The percentage of the Fund’s assets that each subadviser manages may change, at the adviser’s discretion, from time to time.
During the 10-year period shown in the bar chart, the highest return for a quarter was 14.42% (quarter ended June 30, 2009) and the lowest return for a quarter was -13.53% (quarter ended September 30, 2011). The year-to-date calendar return as of June 30, 2019 was 6.81%.
Average Annual Total Returns (For the periods ended December 31, 2018)
	1 Year	5 Years	10 Years
Fund	-8.29%	1.24%	7.42%
Blended Index	-5.77%	3.16%	6.56%
JPM GBI Global (unhedged)	-0.66%	1.11%	1.74%
MSCI ACWI (net)	-9.41%	4.26%	9.46%
Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company.

Fund Summary: Global Strategy Fund
The Fund is subadvised by Franklin Advisers and Templeton Investment.
Portfolio Managers
Name and Title	Portfolio Manager of the Fund Since
Franklin Advisers
Michael Hasenstab, Ph.D. Executive Vice President, Portfolio Manager and Chief Investment Officer	2005
Christine Zhu Portfolio Manager, Vice President, Director of Portfolio Construction and Quantitative Analysis	2014
Templeton Investment
Peter A. Nori, CFA Executive Vice President, Portfolio Manager and Research Analyst	2005
Heather Waddell, CFA Executive Vice President, Portfolio Manager and Research Analyst	2012
Antonio T. Docal, CFA Executive Vice President, Deputy Director of Research, Portfolio Manager and Research Analyst	2005
For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 116.

Fund Summary: Government Money Market I Fund
Investment Objective

The Fund seeks liquidity, protection of capital and current income through investments in short-term money market instruments.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.51%
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
1 Year	3 Years	5 Years	10 Years
$52	$164	$285	$640
Principal Investment Strategies of the Fund

The Fund invests at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are collateralized by cash and/or U.S. Government securities. In addition, under normal circumstances, the Fund invests at least 80% of its net assets in U.S. Government securities and/or repurchase agreements that are collateralized by U.S. Government securities. A “government money market fund” under Rule 2a-7, such as the Fund, may, but is not required to, impose liquidity fees and redemption gates. The Fund’s
Board of Directors has determined that the Fund will not be subject to the liquidity fee and redemption gate provisions of Rule 2a-7, although the Board may elect to impose liquidity fees or redemption gates in the future.
The Fund is a money market fund and seeks to maintain a stable share price of $1.00. In order to do this, the Fund must follow rules of the Securities and Exchange Commission (“SEC”) as to the liquidity, diversification and maturity of its investments.
Investors will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy set forth above.
Principal Risks of Investing in the Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The following is a summary of the principal risks of investing in the Fund.
Credit Risk. The Fund may suffer losses if the issuer of a fixed income security owned by the Fund is unable to make interest or principal payments. Credit risk is expected to be low for the Government Money Market I Fund because of its investment in U.S. Government securities.
Interest Rate Risk. While the Fund will invest primarily in short-term securities, you should be aware that the value of the Fund’s investments may be subject to changes in interest rates. A decline in interest rates will generally affect the Fund’s yield as these securities mature or are sold and the Fund purchases new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. Because the Fund invests in securities with short maturities and seeks to maintain a stable net asset value of $1.00 per share, it is possible, though unlikely, that an increase or decrease in interest rates would change the value of your investment in the Fund. In addition, when interest rates are very low, the Fund’s expenses could absorb all or a significant portion of the Fund’s income, and, if the Fund’s expenses exceed the Fund’s income, the Fund may be unable to maintain its $1.00 share price. The Fund may be subject to a greater risk of rising interest rates due to the

Fund Summary: Government Money Market I Fund
current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to these initiatives.
Repurchase Agreements and Purchase and Sale Contracts Risk. Repurchase agreements are agreements in which the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon price and date. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts also provide that the purchaser receives any interest on the security paid during the period. Repurchase agreements and purchase and sale contracts carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause a Fund’s income and the value of a Fund to decline.
U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and are generally considered to have low credit risk. Unlike U.S. Treasury obligations, securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government and are therefore subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the FTSE Treasury Bill 3 Month Index. Prior to September 28, 2016, the Fund operated as a prime money market fund and invested in certain types of securities that the Fund is no longer permitted to hold as part of its principal investment strategy. Consequently, the performance information below may have been different if the current investment limitations had been in effect during the period prior to the Fund’s conversion to a government money market fund. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
During the 10-year period shown in the bar chart, the highest return for a quarter was 0.43% (quarter ended December 31, 2018) and the lowest return for a quarter was 0.00% (quarter ended March 31, 2015). The year-to-date calendar return as of June 30, 2019 was 0.94%.
Average Annual Total Returns (For the periods ended December 31, 2018)
	1 Year	5 Years	10 Years
Fund	1.32%	0.34%	0.21%
FTSE Treasury Bill 3 Month Index	1.86%	0.60%	0.35%
Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company.
The Fund is subadvised by SunAmerica.
For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 116.

Fund Summary: Government Securities Fund
Investment Objective

The Fund seeks high current income and protection of capital through investments in intermediate and long-term U.S. Government debt securities.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.67%
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
1 Year	3 Years	5 Years	10 Years
$68	$214	$373	$835
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests at least 80% of net assets in intermediate- and long-term U.S. Government and government-sponsored debt securities.
The Fund may also invest in mortgage-backed securities, asset-backed securities, repurchase agreements, high quality corporate debt securities and high quality domestic money market securities. In addition, the Fund may invest up to 20% of its net assets in high quality foreign investments payable in U.S. dollars.
In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Investors will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy set forth above.
Principal Risks of Investing in the Fund

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.
The following is a summary of the principal risks of investing in the Fund.
U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and are generally considered to have low credit risk. Unlike U.S. Treasury obligations, securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government and are therefore subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

Fund Summary: Government Securities Fund
Credit Risk. The Fund may suffer losses if the issuer of a fixed income security owned by the Fund is unable to make interest or principal payments.
Interest Rate Risk. The value of fixed-income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed-income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to these initiatives.
Call or Prepayment Risk. During periods of falling interest rates, a bond issuer may “call” a bond to repay it before its maturity date. The Fund may only be able to invest the bond’s proceeds at lower interest rates, resulting in a decline in the Fund’s income.
Currency Risk. Because the Fund’s foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Such gains or losses may be substantial.
Foreign Investment Risk. Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political, social and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.
Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.
Mortgage- and Asset-Backed Securities Risk. Mortgage-backed securities are similar to other debt securities in that they are subject to credit risk and interest rate risk. Mortgage-backed securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be non-guaranteed securities issued by private issuers. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Fund to invest the proceeds in less attractive investments or increase the volatility of their prices.
Asset-backed securities are bonds or notes that are normally supported by a specific property. If the issuer fails to pay the interest or return the principal when the bond matures, then the issuer must give the property to the bondholders or noteholders. Examples of assets supporting asset-backed securities include credit card receivables, retail installment loans, home equity loans, auto loans, and manufactured housing loans.
Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.
Risk of Investing in Money Market Securities. An investment in the Fund is subject to the risk that the value of its investments may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal.
Repurchase Agreements and Purchase and Sale Contracts Risk. Repurchase agreements are agreements in which the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon price and date. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts also provide that the purchaser receives any interest on the security paid during the period. Repurchase agreements and purchase and sale contracts carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause a Fund’s income and the value of a Fund to decline.

Fund Summary: Government Securities Fund
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the Bloomberg Barclays U.S. Government Bond Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Effective, August 5, 2013, J.P. Morgan Investment Management Inc. (“JPMIM”) assumed management of the Fund. Prior to this time, the Fund was co-sub-advised by JPMIM and SunAmerica Asset Management, LLC (“SunAmerica”).
During the 10-year period shown in the bar chart, the highest return for a quarter was 5.73% (quarter ended
September 30, 2011) and the lowest return for a quarter was -3.36% (quarter ended December 31, 2010). The year-to-date calendar return as of June 30, 2019 was 5.02%.
Average Annual Total Returns (For the periods ended December 31, 2018)
	1 Year	5 Years	10 Years
Fund	0.52%	2.01%	1.88%
Bloomberg Barclays U.S. Government Bond	0.88%	1.99%	2.12%
Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company.
The Fund is subadvised by JPMIM.
Portfolio Managers
Name and Title	Portfolio Manager of the Fund Since
Michael Sais Managing Director and Co-Lead Manager	2011
Robert Manning Executive Director and Co-Lead Manager	2011
For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 116.

Fund Summary: Growth Fund
Investment Objective

The Fund seeks long-term capital growth.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.69%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.79%
Fee Waivers and/or Expense Reimbursements[1]	-0.16%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.63%
[1]	The Fund’s investment adviser, The Variable Annuity Life Insurance Company, has contractually agreed to waive its advisory fee through September 30, 2020, so that the advisory fee payable by the Fund to VALIC equals 0.57% of average monthly assets on the first $500 million, 0.51% on the next $500 million, 0.48% on the next $500 million and 0.45% thereafter. This agreement may be modified or discontinued prior to such time only with the approval of the Board of Directors of the Fund, including a majority of the directors who are not “interested persons” of the Fund as defined in the Investment Company Act of 1940, as amended.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
1 Year	3 Years	5 Years	10 Years
$64	$236	$423	$963
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund attempts to achieve its investment objective by investing primarily in common stock of companies that are selected based on such factors as strong earnings, strong sales and revenue growth and capital appreciation potential. The Fund will emphasize common stock of companies with mid- to large-stock market capitalizations; however, the Fund also may invest in the common stock of small companies. The Fund generally invests at least 65% of its total assets in equity securities. Equity securities consist of common stock and American Depositary Receipts (“ADRs”). The Fund may invest without limitation in the securities of foreign companies in the form of ADRs. In addition to ADRs, the Fund may also invest up to 20% of its total assets in securities of foreign companies, including companies located in emerging markets.
The Fund is managed by two subadvisers. The Fund’s assets are not necessarily divided equally among the subadvisers. Approximately 25% of the Fund’s assets will be allocated to one subadviser (the “Passive Manager”) that will passively manage a portion of the assets allocated to it by seeking to track the S&P 500® Growth Index(the “Underlying Index”), and the remainder of the Fund’s assets will be allocated to the other subadviser (the “Active Manager”). The Fund’s target allocations among the subadvisers are subject to change at the discretion of VALIC, and actual allocations could vary substantially from the target allocations due to market valuation changes.
The Passive Manager primarily seeks to track its sleeve’s Underlying Index by investing in all or substantially all of the stocks included in the Underlying Index, a strategy known as “replication.” The Passive Manager may, however, utilize an “optimization” strategy in circumstances in which replication is difficult or impossible. The goal of optimization is to select stocks which ensure that characteristics such as industry weightings, average market capitalizations and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Underlying Index.

Fund Summary: Growth Fund
The Active Manager selects not less than 25 to not more than 45 companies through a process of both top-down macro-economic analysis of economic and business conditions, and bottom-up analysis of the business fundamentals of individual companies. Stocks are selected from a universe of companies that the Active Manager believes have above average growth potential. The Active Manager will make investment decisions based on judgments regarding several valuation parameters relative to anticipated rates of growth in earnings and potential rates of return on equity.
In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Principal Risks of Investing in the Fund

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.
The following is a summary of the principal risks of investing in the Fund.
Index Risk. In attempting to track the performance of the index, the Fund may be more susceptible to adverse developments concerning a particular security, company or industry because the Fund generally will not use any defensive strategies to mitigate its risk exposure.
Failure to Match Index Performance Risk. The ability of the Fund to match the performance of the Underlying Index may be affected by, among other things, changes in securities markets, the manner in which performance of the Underlying Index is calculated, changes in the composition of the Underlying Index, the amount and timing of cash flows into and out of the Fund, commissions, portfolio expenses, and any differences in the pricing of securities by the Fund and the Underlying Index. When the Fund employs an “optimization” strategy, the Fund is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Fund may perform differently than the Index.
Management Risk. The investment style or strategy used by the Active Manager may fail to produce the intended result. The Active Manager’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.
Equity Securities Risk. The Fund’s investments in equity securities are subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Currency Risk. Because the Fund’s foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Such gains or losses may be substantial.
Foreign Investment Risk. Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political, social and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.
Depositary Receipts Risk. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding the issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.
Emerging Markets Risk. Investments in emerging markets are subject to all of the risks of investments in foreign securities, generally to a greater extent than in developed markets, and additional risks as well. Generally, the economic, social, legal, and political structures in emerging market countries are less diverse, mature and stable than those in developed countries. As a result, investments in emerging market securities tend to be more

Fund Summary: Growth Fund
volatile than investments in developed countries. Unlike most developed countries, emerging market countries may impose restrictions on foreign investment. These countries may also impose confiscatory taxes on investment proceeds or otherwise restrict the ability of foreign investors to withdraw their money at will.
Focused Fund Risk. The Fund, because it may invest in a limited number of companies, may have more volatility in its net asset value and is considered to have more risk than a portfolio that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value. To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities decline in price.
Growth Style Risk. Generally, “growth” stocks are stocks of companies that a subadviser believes have anticipated earnings ranging from steady to accelerated growth. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines. Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market. In addition, the value of growth stocks may be more sensitive to changes in current or expected earnings than the value of other stocks, because growth stocks trade at higher prices relative to current earnings.
Large- and Mid-Cap Company Risk. Investing in large- and mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large-cap companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.
Small-Cap Company Risk. Investing in small-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.
Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.
Price Volatility Risk. The Fund’s investment strategy may subject the Fund’s portfolio to increased volatility. Volatility may cause the value of the Fund’s portfolio to fluctuate significantly in the short term.
Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.
Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the Russell 1000® Growth Index and S&P® 500 Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those

Fund Summary: Growth Fund
shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
American Century Investment Management, Inc. served as subadviser of the Fund from its inception until September 30, 2019. BlackRock Investment Management, LLC ("BlackRock") and SunAmerica Asset Management, LLC ("SunAmerica") assumed subadvisory duties of the Fund on September 30, 2019.
During the 10-year period shown in the bar chart, the highest return for a quarter was 16.27% (quarter ended June 30, 2009) and the lowest return for a quarter was -16.34% (quarter ended December 31, 2018). The year-to-date calendar return as of June 30, 2019 was 20.74%.
Average Annual Total Returns (For the periods ended December 31, 2018)
	1 Year	5 Years	10 Years
Fund	-2.77%	8.66%	13.86%
Russell 1000® Growth Index	-1.51%	10.40%	15.29%
S&P 500® Growth Index	-0.01%	10.55%	14.81%
Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company.
The Fund is subadvised by BlackRock and SunAmerica.
Portfolio Managers
Name and Title	Portfolio Manager of the Fund Since
SunAmerica
Timothy Campion Senior Vice President and Lead Portfolio Manager	2019
Elizabeth Mauro Portfolio Manager and Co-Portfolio Manager	2019
BlackRock
Lawrence Kemp, CFA Managing Director and Portfolio Manager	2019
For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 116.

Fund Summary: Growth & Income Fund
Investment Objective

The Fund seeks to provide long-term growth of capital and, secondarily, current income through investment in common stocks and equity-related securities.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.92%
Fee Waivers and/or Expense Reimbursements[1]	-0.07%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.85%
[1]	The Fund’s investment adviser, The Variable Annuity Life Insurance Company, has contractually agreed to reimburse the expenses of the Fund through September 30, 2020, so that the Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.85%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. This Expense Limitation Agreement will continue in effect from year to year thereafter unless terminated by the Board of Directors prior to any such renewal.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses include expense reimbursements for year one. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
1 Year	3 Years	5 Years	10 Years
$87	$286	$502	$1,125
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests in stocks that provide long-term growth potential. As a secondary goal, the Fund invests in stocks that will provide current income. The Subadviser uses a bottom-up, disciplined investment process. The Subadviser seeks to achieve the Fund’s investment objective through stock selection grounded in proprietary fundamental research and disciplined portfolio construction. Individual securities are ranked within industry sectors based on the attractiveness of their valuations. The Subadviser believes this approach may reduce the market timing, sector and style risks typically associated with active portfolio management while maintaining risk characteristics similar to the Fund’s benchmark.
The Fund generally invests 90% to 95% of total assets, at the time of purchase, in common stocks and equity-related securities. The Fund principally invests in large-cap companies.
In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Principal Risks of Investing in the Fund

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government

Fund Summary: Growth & Income Fund
entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.
The following is a summary of the principal risks of investing in the Fund.
Management Risk. The investment style or strategy used by the Subadviser may fail to produce the intended result. The Subadviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.
Equity Securities Risk. The Fund invests primarily in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Large-Cap Companies Risk. Investing primarily in large-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large-cap companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies.
Growth Style Risk. Generally, “growth” stocks are stocks of companies that a subadviser believes have anticipated earnings ranging from steady to accelerated growth. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines. Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market. In addition, the value of growth stocks may be more sensitive to changes in current or expected earnings than the value of other stocks, because growth stocks trade at higher prices relative to current earnings.
Value Style Risk. Generally, “value” stocks are stocks of companies that a subadviser believes are currently undervalued in the marketplace. A subadviser’s judgment that a particular security that is undervalued in relation to the company’s fundamental economic value may prove incorrect and the price of the company’s stock may fall or may not approach the value the subadviser has placed on it.
Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.
Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the S&P 500® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
J.P. Morgan Investment Management, Inc. (“JPMIM”) assumed sub-advisory responsibility on September 16, 2013. Prior to such time, the Fund was sub-advised by SunAmerica Asset Management, LLC (“SunAmerica”).

Fund Summary: Growth & Income Fund
During the 10-year period shown in the bar chart, the highest return for a quarter was 15.82% (quarter ended June 30, 2009) and the lowest return for a quarter was -16.73% (quarter ended September 30, 2011). The year-to-date calendar return as of June 30, 2019 was 17.67%.
Average Annual Total Returns (For the periods ended December 31, 2018)
	1 Year	5 Years	10 Years
Fund	-5.79%	7.66%	11.02%
S&P 500® Index	-4.38%	8.49%	13.12%
Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company.
The Fund is subadvised by JPMIM.
Portfolio Managers
Name and Title	Portfolio Manager of the Fund Since
Raffaele Zingone Managing Director and Lead Portfolio Manager	2013
Tim Snyder Executive Director and Co-Portfolio Manager	2013
For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 116.

Fund Summary: Health Sciences Fund
Investment Objective

The Fund seeks long-term capital growth.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.98%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	1.09%
Fee Waivers and/or Expense Reimbursements[1]	-0.04%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	1.05%
[1]	The Fund’s investment adviser, The Variable Annuity Life Insurance Company, has contractually agreed to waive its advisory fee through September 30, 2020, so that the advisory fee payable by the Fund to VALIC equals 0.97% of the Fund’s average daily net assets when the Fund’s assets are between $700 million and $750 million and equals 0.94% of the Fund’s average daily net assets when the Fund’s assets exceed $750 million. This Fee Waiver Agreement will continue in effect from year to year thereafter provided such continuance is agreed to by VALIC and approved by the Fund’s Board of Directors, including a majority of the Board’s Independent Directors.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses include fee waivers for one year. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
1 Year	3 Years	5 Years	10 Years
$107	$343	$597	$1,325
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund pursues long-term capital appreciation by investing, under normal circumstances, at least 80% of its net assets in the common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed “health sciences”). While the Fund can invest in companies of any size, the majority of Fund assets are expected to be invested in large- and mid-cap companies.
The Fund’s Subadviser divides the health sciences sector into four main areas: pharmaceuticals, health care services companies, medical products and devices providers, and biotechnology firms. The allocation among these four areas will vary depending on the relative potential the Subadviser sees within each area and the outlook for the overall health sciences sector.
While most assets will be invested in U.S. common stocks, the Fund may invest in foreign stocks, consistent with the Fund’s objective. The Fund may invest up to 35% of its total assets in foreign stocks, which include non-dollar denominated securities traded outside the U.S.
In addition, the Fund writes call and put options primarily as a means of generating additional income. Normally, the Fund will own the securities on which it writes these options. The premium income received by writing covered calls can help reduce but not eliminate portfolio volatility. The Fund also uses options to hedge against losses and to lock-in gains when stocks appreciate.
In pursuing its investment objective, the Subadviser has the discretion to deviate from its normal investment criteria, as described in this Fund Summary, when it perceives an opportunity for substantial appreciation. These situations might arise when the Subadviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development or a change in management. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Fund Summary: Health Sciences Fund
In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Investors will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy set forth above.
Principal Risks of Investing in the Fund

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.
The following is a summary of the principal risks of investing in the Fund.
Health Sector Risk. Since the Fund is concentrated in the health sciences industry, the Fund is less diversified than funds investing in a broader range of industries and could experience significant volatility. The Fund may invest a considerable portion of assets in companies in the same business, such as pharmaceuticals, or in related businesses such as hospital management and managed care. Developments that could adversely affect the Fund include: increased competition within the health care industry, changes in legislation or government regulations, reductions in government funding or price controls imposed by a government, product liability or other litigation and the obsolescence of popular products. The implementation of the Affordable Care Act and other reforms could materially and adversely affect the manner in which health care companies conduct business and their results of operations, financial position and cash flows.
Management Risk. The investment style or strategy used by the Subadviser may fail to produce the intended result. The Subadviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.
Currency Risk. Because the Fund’s foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Such gains or losses may be substantial.
Equity Securities Risk. The Fund invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Derivatives Risk. The prices of derivatives may move in unexpected ways due to the use of leverage and other factors and may result in increased volatility or losses. The Fund may not be able to terminate or sell derivative positions, and a liquid secondary market may not always exist for derivative positions. Writing options exposes the Fund to the risk that the underlying security may not move in the direction anticipated by the portfolio manager, requiring the fund to buy or sell the security at a price that is disadvantageous to the Fund.
Hedging Risk. A hedge is an investment made in order to reduce the risk of adverse price movements in a currency or other investment by taking an offsetting position (often through a derivative instrument, such as an option or forward contract). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.
Foreign Investment Risk. Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political, social and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.
Large- and Mid-Cap Company Risk. Investing in large- and mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large-cap companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of mid-cap companies may be more volatile than

Fund Summary: Health Sciences Fund
those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.
Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.
Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the S&P 500® Health Care Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
During the 10-year period shown in the bar chart, the highest return for a quarter was 18.07% (quarter ended March 31, 2012) and the lowest return for a quarter was -15.83% (quarter ended December 31, 2018). The year-to-date calendar return as of June 30, 2019 was 17.44%.
Average Annual Total Returns (For the periods ended December 31, 2018)
	1 Year	5 Years	10 Years
Fund	0.97%	11.33%	19.06%
S&P 500® Health Care Index	6.48%	11.12%	14.64%
Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company.
The Fund is subadvised by T. Rowe Price Associates, Inc.
Portfolio Managers
Name and Title	Portfolio Manager of the Fund Since
Ziad Bakri, CFA, MD Vice President and Portfolio Manager	2016
For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 116.

Fund Summary: Inflation Protected Fund
Investment Objective

The Fund seeks maximum real return, consistent with appreciation of capital and prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.46%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.56%
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
1 Year	3 Years	5 Years	10 Years
$57	$179	$313	$701
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in inflation-indexed fixed income securities issued by domestic and foreign governments (including those in emerging market countries), their agencies or instrumentalities, and corporations.
Inflation-indexed fixed income securities are structured to provide protection against the negative effects of inflation. The value of a fixed income security’s principal or the interest income paid on the fixed income security is adjusted to track changes in an official inflation measure, usually the Consumer Price Index for Urban Consumers (“CPI-U”) with respect to domestic issuers.
The Fund invests primarily in investment grade securities rated Baa3 or higher by Moody’s Investors Service, Inc. or BBB– or higher by Standard & Poor’s Ratings Services. The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign and emerging market issuers.
In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Investors will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy set forth above.
Principal Risks of Investing in the Fund

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.
The following is a summary of the principal risks of investing in the Fund.
Risks of Investing in Inflation-Indexed Securities. If the interest rate rises for reasons other than inflation, the value of inflation-indexed securities can be negatively impacted. In certain interest rate environments, such

Fund Summary: Inflation Protected Fund
instruments may experience greater losses than other fixed income securities with similar durations.
Risks of Inflation Indexing Methodology. An inflation index may not accurately measure the real rate of inflation in the prices of goods and services, whether for the U.S. or a foreign country. Market perceptions of adjustment times or a lag between the time a security is adjusted for inflation and the time interest is paid can each adversely affect an inflation-indexed security, particularly during periods of significant, rapid changes in inflation.
Interest Rate Risk. The value of fixed-income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed-income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to these initiatives. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to these initiatives.
Call or Prepayment Risk. During periods of falling interest rates, a bond issuer may “call” a bond to repay it before its maturity date. The Fund may only be able to invest the bond’s proceeds at lower interest rates, resulting in a decline in the Fund’s income.
Credit Risk. The Fund may suffer losses if the issuer of a fixed income security owned by the Fund is unable to make interest or principal payments.
Foreign Investment Risk. Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political, social and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.
Emerging Markets Risk. Investments in emerging markets are subject to all of the risks of investments in foreign securities, generally to a greater extent than in developed markets, and additional risks as well. Generally, the economic, social, legal, and political structures in emerging market countries are less diverse, mature and stable than those in developed countries. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries. Unlike most developed countries, emerging market countries may impose restrictions on foreign investment. These countries may also impose confiscatory taxes on investment proceeds or otherwise restrict the ability of foreign investors to withdraw their money at will.
Currency Risk. Because the Fund’s foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Such gains or losses may be substantial.
Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.
U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and are generally considered to have low credit risk. Unlike U.S. Treasury obligations, securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government and are therefore subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
Foreign Sovereign Debt Risk. Foreign sovereign debt securities are subject to the risk that a governmental entity may delay or refuse to pay interest or to repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political, social and economic considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans.
Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral

Fund Summary: Inflation Protected Fund
declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (“TIPS”) Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
During the 10-year period shown in the bar chart, the highest return for a quarter was 3.98% (quarter ended September 30, 2010) and the lowest return for a quarter was -5.98% (quarter ended June 30, 2013). The year-to-date calendar return as of June 30, 2019 was 6.48%.
Average Annual Total Returns (For the periods ended December 31, 2018)
	1 Year	5 Years	10 Years
Fund	-2.22%	1.23%	3.47%
Bloomberg Barclays U.S. TIPS Index	-1.26%	1.69%	3.64%
Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company.
The Fund is subadvised by PineBridge Investments LLC.
Portfolio Managers
Name and Title	Portfolio Manager of the Fund Since
Robert Vanden Assem, CFA Managing Director and Head of Developed Markets Investment Grade Fixed Income	2004
Roberto Coronado Senior Vice President, European Investment Grade Portfolio Manager and Credit Analyst	2016
For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 116.

Fund Summary: International Equities Index Fund
Investment Objective

The Fund seeks long-term capital growth through investments in equity securities that, as a group, are expected to provide investment results closely corresponding to the performance of the MSCI EAFE Index (the “Index”).
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.29%
Other Expenses	0.14%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses[1]	0.44%
[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table of the Fund’s annual report, which reflects the net operating expenses of the Fund (0.43%) and does not include Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Fund as a result of investments in shares of one or more mutual funds, hedge funds, private equity funds or other pooled investment vehicles.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
1 Year	3 Years	5 Years	10 Years
$45	$141	$246	$555
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund is managed to seek to track the performance of the Index, which measures the stock performance of large- and mid-cap companies in developed countries outside the U.S. The Subadviser may endeavor to track the Index by purchasing every stock included in the Index, in the same proportions; or, in the alternative, the Subadviser may invest in a sampling of Index stocks by utilizing a statistical technique known as “optimization.” The goal of optimization is to select stocks which ensure that various industry weightings, market capitalizations, and fundamental characteristics, (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index.
The Fund invests, under normal circumstances, at least 80% of net assets in stocks that are in the Index. Although the Fund seeks to track the performance of the Index, the performance of the Fund will not match that of the Index exactly because, among other reasons, the Fund incurs operating expenses and other investment overhead as part of its normal operations.
In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Investors will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy set forth above.
Principal Risks of Investing in the Fund

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the

Fund Summary: International Equities Index Fund
value of the assets of the Fund goes down, you could lose money.
The following is a summary of the principal risks of investing in the Fund.
Equity Securities Risk. The Fund invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Index Risk. In attempting to track the performance of the index, the Fund may be more susceptible to adverse developments concerning a particular security, company or industry because the Fund generally will not use any defensive strategies to mitigate its risk exposure.
Failure to Match Index Performance Risk. The ability of the Fund to match the performance of the Underlying Index may be affected by, among other things, changes in securities markets, the manner in which performance of the Underlying Index is calculated, changes in the composition of the Underlying Index, the amount and timing of cash flows into and out of the Fund, commissions, portfolio expenses, and any differences in the pricing of securities by the Fund and the Underlying Index. When the Fund employs an “optimization” strategy, the Fund is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Fund may perform differently than the Index.
Foreign Investment Risk. Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political, social and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.
Currency Risk. Because the Fund’s foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Such gains or losses may be substantial.
Geographic Risk. If the Fund invests a significant portion of its assets in issuers located in a single country, a limited number of countries, or a particular geographic region, it assumes the risk that economic, political and social conditions in those countries or that region may have a significant impact on its investment performance.
Large- and Mid-Cap Company Risk. Investing in large- and mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large-cap companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.
Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.
Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the MSCI EAFE Index (net). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns

Fund Summary: International Equities Index Fund
would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
SunAmerica Asset Management, LLC (“SunAmerica”) assumed sub-advisory responsibilities on June 16, 2014. Prior to this time, the Fund was sub-advised by PineBridge Investments LLC.
During the 10-year period shown in the bar chart, the highest return for a quarter was 25.37% (quarter ended June 30, 2009) and the lowest return for a quarter was -20.59% (quarter ended September 30, 2011). The year-to-date calendar return as of June 30, 2019 was 13.94%.
Average Annual Total Returns (For the periods ended December 31, 2018)
	1 Year	5 Years	10 Years
Fund	-13.74%	0.33%	5.63%
MSCI EAFE Index (net)	-13.79%	0.53%	6.32%
Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company.
The Fund is subadvised by SunAmerica.
Portfolio Managers
Name and Title	Portfolio Manager of the Fund Since

Timothy Campion Senior Vice President and Lead Portfolio Manager	2014
Elizabeth Mauro Portfolio Manager and Co-Portfolio Manager	2019

For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 116.

Fund Summary: International Government Bond Fund
Investment Objective

The Fund seeks high current income through investments primarily in investment grade debt securities issued or guaranteed by foreign governments.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.65%
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
1 Year	3 Years	5 Years	10 Years
$66	$208	$362	$810
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund aims to give you foreign investment opportunities primarily in investment grade government and government sponsored debt securities. Also, the Fund attempts to have all of its investments payable in foreign currencies. The Fund may also convert its cash to foreign currency.
Under normal circumstances, at least 80% of net assets of the Fund must be government issued, sponsored, or guaranteed. The Fund invests at least 65% of total assets in investment grade debt securities. The Fund may invest up to 35% of total assets in below investment grade securities (“junk bonds”). Examples of Fund investments include foreign debt and foreign money market securities, high quality domestic money market securities and debt obligations issued or guaranteed by the U.S. Government, and foreign currency exchange transactions.
Additionally, the Subadviser may attempt to hedge currency exposure, and may invest up to 50% of total assets in futures and options (derivatives), for currency hedging purposes. The Fund may invest significantly in government securities of emerging market countries.
The Fund is a non-diversified fund, which means that it may invest in a smaller number of issuers than a diversified fund.
In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Investors will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy set forth above.
Principal Risks of Investing in the Fund

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.
The following is a summary of the principal risks of investing in the Fund.

Fund Summary: International Government Bond Fund
Call or Prepayment Risk. During periods of falling interest rates, a bond issuer may “call” a bond to repay it before its maturity date. The Fund may only be able to invest the bond’s proceeds at lower interest rates, resulting in a decline in the Fund’s income.
Credit Risk. The Fund may suffer losses if the issuer of a fixed income security owned by the Fund is unable to make interest or principal payments.
Currency Risk. Because the Fund’s foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Such gains or losses may be substantial.
Derivatives Risk. The prices of derivatives may move in unexpected ways due to the use of leverage and other factors and may result in increased volatility or losses. The Fund may not be able to terminate or sell derivative positions, and a liquid secondary market may not always exist for derivative positions.
Hedging Risk. A hedge is an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position (often through a derivative instrument, such as an option or a short sale). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.
Foreign Investment Risk. Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political, social and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.
Emerging Markets Risk. In addition to the risks associated with investments in foreign securities, emerging market securities are subject to additional risks, which cause these securities generally to be more volatile than securities of issuers located in developed countries.
Foreign Sovereign Debt Risk. Foreign sovereign debt securities are subject to the risk that a governmental entity may delay or refuse to pay interest or to repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political, social and economic considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans.
Interest Rate Risk. The value of fixed-income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed-income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to these initiatives. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to these initiatives.
Junk Bond Risk. High yielding, high risk fixed-income securities (often referred to as “junk bonds”) may involve significantly greater credit risk, market risk and interest rate risk compared to higher rated fixed-income securities. Issuers of junk bonds are less secure financially and their securities are more sensitive to downturns in the economy. The market for junk bonds may not be as liquid as that for more highly rated securities.
Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.
Non-Diversification Risk. Because the Fund may invest in a smaller number of issuers, its value may be affected to a greater extent by the performance of any one of those issuers or by any single economic, political, market or regulatory event affecting any one of those issues than a fund that invests in a larger number of issuers.
Risk of Investing in Money Market Securities. An investment in the Fund is subject to the risk that the value of its investments may be subject to changes in interest rates, changes in the rating of any money market security

Fund Summary: International Government Bond Fund
and in the ability of an issuer to make payments of interest and principal.
U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and are generally considered to have low credit risk. Unlike U.S. Treasury obligations, securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government and are therefore subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the FTSE World Government Bond Index (WGBI) (unhedged), the JPMorgan Emerging Markets Bond Index (EMBI), JPMorgan EMBI Global Diversified Index and a blended index, which is composed of the FTSE WGBI (unhedged) (70%) and the JP Morgan EMBI Global Diversified Index (30%). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
During the 10-year period shown in the bar chart, the highest return for a quarter was 9.12% (quarter ended September 30, 2010) and the lowest return for a quarter was -7.18% (quarter ended December 31, 2016). The year-to-date calendar return as of June 30, 2019 was 6.98%.
Average Annual Total Returns (For the periods ended December 31, 2018)
	1 Year	5 Years	10 Years
Fund	-3.11%	1.26%	3.24%
Blended Index	-1.85%	1.99%	3.52%
FTSE WGBI (unhedged)	-0.84%	0.78%	1.52%
JPMorgan EMBI Global Diversified Index	-4.26%	4.80%	8.20%
Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company.
The Fund is subadvised by PineBridge Investments LLC.
Portfolio Managers
Name and Title	Portfolio Manager of the Fund Since
Anders Faergemann Managing Director and Senior Sovereign Portfolio Manager, Emerging Markets Fixed Income	2009
Dmitri Savin, CFA Senior Vice President and Portfolio Manager, Emerging Markets Fixed Income	2016
For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 116.

Fund Summary: International Growth Fund
Investment Objective

The Fund seeks capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.93%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.09%
Fee Waivers and/or Expense Reimbursements[1]	-0.20%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.89%
[1]	The Fund’s investment adviser, The Variable Annuity Life Insurance Company, has contractually agreed to waive its advisory fee through September 30, 2020, so that the advisory fee payable by the Fund to VALIC equals 0.75% of average monthly assets on the first $250 million, 0.70% on the next $250 million, 0.65% on the next $500 million and 0.60% thereafter. This agreement may be modified or discontinued prior to such time only with the approval of the Board of Directors of the Fund, including a majority of the directors who are not “interested persons” of the Fund as defined in the Investment Company Act of 1940, as amended.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses include fee waivers for year one. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
1 Year	3 Years	5 Years	10 Years
$91	$327	$581	$1,311
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund’s subadviser uses a proprietary investment strategy to invest in companies that it believes will increase in value over time. Under normal market conditions, the subadviser seeks to achieve the Fund’s objective by investing primarily in established companies on an international basis, with capitalizations within the range of companies included in the MSCI ACWI ex USA Index. As of May 31, 2019, the market capitalization range of the companies in the MSCI ACWI ex USA Index was approximately $45.10 million to $303 billion.
The subadviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the subadviser seeks high-quality, established companies that the subadviser believes are undervalued at the time of purchase. The subadviser typically favors companies it believes have sustainable competitive advantages that can be monetized through growth. The investment process integrates analysis of sustainability with respect to disruptive change, financial strength, environmental and social externalities and governance (also referred to as ESG). The subadviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria because the quality of the company’s business deteriorates or the price relative to the company’s intrinsic value is no longer attractive.
The Fund invests in foreign securities, which may include emerging market securities. Under normal circumstances, the Fund invests at least 40% of its net assets in the securities of issuers from at least three countries outside of the United States. The Fund considers an issuer to be from a particular country (including the United States) or geographic region if: (i) its principal securities trading market is in that country or geographic region; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue or profits from goods produced, sales made or services performed in that country or geographic region or has at least 50% of its assets in that country or geographic region; or (iii) it is organized under the laws of,

Fund Summary: International Growth Fund
or has a principal office in, that country or geographic region.
The Fund primarily invests in equity securities and in depositary receipts of foreign issuers, although it may invest in equity securities of U.S. issuers. The equity securities in which the Fund invests are denominated in both U.S. and non-U.S. currencies and include common stock.
In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Principal Risks of Investing in the Fund

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.
The following is a summary of the principal risks of investing in the Fund.
Management Risk. The investment style or strategy used by the Subadviser may fail to produce the intended result. The Subadviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.
Foreign Investment Risk. Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political, social and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk. Economies and financial markets are becoming more connected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions.
Focused Fund Risk. The Fund, because it may invest in a limited number of companies, may have more volatility in its net asset value and is considered to have more risk than a portfolio that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value. To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities decline in price.
Currency Risk. Because the Fund’s foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Such gains or losses may be substantial.
Depositary Receipts Risk. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding the issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.
Emerging Markets Risk. In addition to the risks associated with investments in foreign securities, emerging market securities are subject to additional risks, which cause these securities generally to be more volatile than securities of issuers located in developed countries.
Equity Securities Risk. The Fund invests primarily in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Large-Cap Companies Risk. Investing primarily in large-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large-cap companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies.

Fund Summary: International Growth Fund
Mid-Cap Company Risk. Investing primarily in mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.
Small-Cap Company Risk. Investing in small-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.
Growth Style Risk. Generally, “growth” stocks are stocks of companies that a subadviser believes have anticipated earnings ranging from steady to accelerated growth. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines. Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market. In addition, the value of growth stocks may be more sensitive to changes in current or expected earnings than the value of other stocks, because growth stocks trade at higher prices relative to current earnings.
Liquidity Risk. If the active trading market for certain securities becomes limited or non-existent, it can become more difficult to sell the securities at or near their perceived value. This may cause the value of such securities and the Fund’s share price to fall dramatically.
Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.
Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the MSCI ACWI ex USA Index (net). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
American Century Investment Management, Inc. served as subadviser of the Fund from its inception until March 7, 2018. Invesco Advisers, Inc. and Massachusetts Financial Services Company have served as co-subadvisers from June 20, 2005 to March 7, 2018. Morgan Stanley Investment Management Inc. (“MSIM”) assumed sole subadvisory duties of the Fund on March 8, 2018.
During the 10-year period shown in the bar chart, the highest return for a quarter was 21.24% (quarter ended

Fund Summary: International Growth Fund
June 30, 2009) and the lowest return for a quarter was -20.37% (quarter ended September 30, 2011). The year-to-date calendar return as of June 30, 2019 was 22.25%.
Average Annual Total Returns (For the periods ended December 31, 2018)
	1 Year	5 Years	10 Years
Fund	-8.12%	1.84%	8.13%
MSCI ACWI ex USA (net)	-14.20%	0.68%	6.57%
Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company.
The Fund is subadvised by MSIM.
Portfolio Manager
Name and Title	Portfolio Manager of the Fund Since
Kristian Heugh, CFA Managing Director and Lead Manager	2018
Wendy Wang, CFA Executive Director and Portfolio Manager	2018
For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 116.

Fund Summary: International Socially Responsible Fund (formerly, Global Social Awareness Fund)
Investment Objective

The Fund seeks to obtain growth of capital through investment, primarily in equity securities of companies which meet the social criteria established for the Fund.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.63%
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
1 Year	3 Years	5 Years	10 Years
$64	$202	$351	$786
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests in foreign companies that meet the Fund’s social criteria of avoiding companies that are significantly engaged in the areas listed below. The Fund will generally invest in the equity securities of large- and mid-cap companies domiciled in Europe, Australasia and the Far East. The Fund does not invest in companies that are significantly engaged in:
•	the manufacture or distribution of civilian firearms, military weapons or weapons delivery systems;
•	the manufacture or distribution of alcoholic beverages or tobacco products;
•	the operation of gambling-related businesses; and
•	the production of nuclear energy.
The Fund also does not invest in companies that:
•	have a history of poor labor-management relations;
•	engage in businesses or have products that have a severely negative impact on the environment;
•	have significant business operations in countries whose governments pose human rights concerns; operate businesses that have a significantly adverse impact on the communities in which they are located;
•	engage in businesses or have products that have a severely negative impact on their customers, which may include companies that have products that pose safety or health concerns, engage in practices that are anti-competitive or have marketing that is inappropriate or misleading; and
•	have a history of poor business ethics, which may include companies that have incidents of bribery or fraud, or poor governance structures.
Under normal circumstances, the Fund will invest at least 80% of net assets in the equity securities of companies that meet the Fund’s social criteria located in at least three different countries, with at least 40% of net assets in foreign securities, or if conditions are unfavorable, at least 30% of net assets in foreign securities. To find out which companies meet the Fund’s social criteria of avoiding companies that are significantly engaged in the areas listed above, the Fund’s Subadviser relies on industry classifications and research service companies. A company is considered to be a foreign security if it is assigned a non-U.S. country classification by MSCI, a prominent provider of investment tools and data services

Fund Summary: International Socially Responsible Fund (formerly, Global Social Awareness Fund)
for institutions worldwide, or another unaffiliated third-party data provider. The designated country classification will generally be determined by the country of incorporation and primary listing of the company. In the event a company is incorporated in one country and listed in another, however, a company will generally be classified in the country of the primary listing of its securities, although additional factors may be considered in determining the appropriate country classification.
In addition, the Fund may invest up to 20% of net assets in other securities of companies that meet the Fund’s social criteria, including preferred stock, convertible securities, and high quality money market securities and warrants. Social criteria may cause active or frequent trading of portfolio securities.
In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Investors will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy set forth above.
Principal Risks of Investing in the Fund

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.
The following is a summary of the principal risks of investing in the Fund.
Active Trading Risk. High portfolio turnover rates that are associated with active trading may result in higher transaction costs, which can adversely affect the Fund’s performance. Active trading tends to be more pronounced during periods of increased market volatility.
Equity Securities Risk. The Fund invests primarily in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Social Criteria Risk. Social criteria screening limits the availability of investment opportunities for the Fund. If the Fund changes its social criteria or a company stops meeting the Fund’s social criteria, the Fund will sell the affected investments even if this means the Fund loses money. Therefore, adhering to the social criteria screening may affect the Fund’s performance relative to similar funds that do not adhere to such criteria.
Foreign Investment Risk. Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political, social and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.
Large- and Mid-Cap Company Risk. Investing in large- and mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large-cap companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.
Geographic Risk. If the Fund invests a significant portion of its assets in issuers located in a single country, a limited number of countries, or a particular geographic region, it assumes the risk that economic, political and social conditions in those countries or that region may have a significant impact on its investment performance.
Currency Risk. Because the Fund’s foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Such gains or losses may be substantial.
Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prices of

Fund Summary: International Socially Responsible Fund (formerly, Global Social Awareness Fund)
individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.
Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.
Convertible Securities Risk. Convertible security values may be affected by market interest rates, issuer defaults and underlying common stock values; security values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back the securities at a time unfavorable to the Fund.
Preferred Stock Risk. Unlike common stock, preferred stock generally pays a fixed dividend from a company’s earnings and may have a preference over common stock on the distribution of a company’s assets in the event of bankruptcy or liquidation. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Preferred stockholders typically do not have voting rights.
Risk of Investing in Money Market Securities. An investment in the Fund is subject to the risk that the value of its investments may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal.
Warrant Risk. A warrant entitles the holder to purchase a specified amount of securities at a pre-determined price. Warrants may not track the value of the securities the holder is entitled to purchase and may expire worthless if the market price of the securities is below the exercise price of the warrant.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the MSCI EAFE Index (net) and MSCI World Index (net). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
SunAmerica Asset Management, LLC (“SunAmerica”) assumed sub-advisory responsibilities on June 16, 2014. Prior to this time, the Fund was sub-advised by PineBridge Investments LLC.
During the 10-year period shown in the bar chart, the highest return for a quarter was 21.35% (quarter ended June 30, 2009) and the lowest return for a quarter was -17.41% (quarter ended September 30, 2011). The year-to-date calendar return as of June 30, 2019 was 17.15%.
Average Annual Total Returns (For the periods ended December 31, 2018)
	1 Year	5 Years	10 Years
Fund	-8.45%	5.27%	10.47%
MSCI EAFE Index (net)[1]	-13.79%	0.53%	6.32%
MSCI World Index (net)[1]	-8.71%	4.56%	9.67%

Fund Summary: International Socially Responsible Fund (formerly, Global Social Awareness Fund)
Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company.
The Fund is subadvised by SunAmerica.
Portfolio Managers
Name and Title	Portfolio Manager of the Fund Since

Timothy Campion Senior Vice President and Lead Portfolio Manager	2014
Elizabeth Mauro Co-Portfolio Manager	2019

For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 116.

Fund Summary: International Value Fund
Investment Objective

The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.68%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.82%
Fee Waivers and/or Expense Reimbursements[1]	-0.07%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.75%
[1]	The Fund’s investment adviser, The Variable Annuity Life Insurance Company, has contractually agreed to waive its advisory fee through September 30, 2020, so that the advisory fee payable by the Fund to VALIC equals 0.66% of average monthly assets on the first $250 million, 0.61% on the next $250 million, 0.56% on the next $500 million and 0.51% thereafter. This agreement may be modified or discontinued prior to such time only with the approval of the Board of Directors of the Fund, including a majority of the directors who are not “interested persons” of the Fund as defined in the Investment Company Act of 1940, as amended.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
1 Year	3 Years	5 Years	10 Years
$77	$255	$448	$1,007
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 136% of the average value of its portfolio.
Principal Investment Strategies of the Fund

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of foreign issues. The Fund may also invest up to 30% of its total assets in emerging market equity securities. The Fund will invest in securities of at least three different countries, including the United States. The Fund normally invests in common stock, preferred stock, rights, warrants and American Depository Receipts (ADRs). The Subadviser considers equity securities of foreign issuers (or foreign securities) to be equity securities: (1) issued by companies with their principal place of business or principal office or both, as determined in their reasonable discretion, in a country other than the U.S.; or (2) issued by companies for which the principal securities trading market is a country other than the U.S.
The Subadviser uses bottom-up stock selection, based on in-depth fundamental research as the cornerstone of their investment process. During each stage of the process, it also considers the influence on the investment theses of top-down factors such as macroeconomic forecasts, real economic growth prospects, fiscal and monetary policy, currency issues, and demographic and political risks. Sector and country weights result from, rather than determine, their stock-selection decisions. The Subadviser’s investment process seeks companies that it believes are undervalued in the marketplace compared to their intrinsic value. Additionally, the Subadviser seeks to identify catalysts that will unlock value, which will then be recognized by the market. The Subadviser may purchase securities across any market capitalization and may use forward foreign currency exchange rate contracts to hedge against the movement in the value of foreign currencies.
The Subadviser conducts ongoing review, research, and analysis of their portfolio holdings. The Fund may sell a stock if it achieves its investment objective for the position, if a stock’s fundamentals or price change significantly, if they change their view of a country or sector, or if the

Fund Summary: International Value Fund
stock no longer fits within the risk characteristics of the Fund’s portfolio.
In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Investors will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy set forth above.
Principal Risks of Investing in the Fund

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.
The following is a summary of the principal risks of investing in the Fund.
Management Risk. The investment style or strategy used by the Subadviser may fail to produce the intended result. The Subadviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.
Equity Securities Risk. The Fund invests predominantly in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Derivatives Risk. The prices of derivatives may move in unexpected ways due to the use of leverage and other factors and may result in increased volatility or losses. The Fund may not be able to terminate or sell derivative positions, and a liquid secondary market may not always exist for derivative positions.
Large-Cap Companies Risk. Investing primarily in large-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large-cap companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies.
Mid-Cap Company Risk. Investing primarily in mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.
Small-Cap Company Risk. Investing in small-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.
Hedging Risk. A hedge is an investment made in order to reduce the risk of adverse price movements in a currency or other investment by taking an offsetting position (often through a derivative instrument, such as an option or forward contract). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.
Warrant Risk. A warrant entitles the holder to purchase a specified amount of securities at a pre-determined price. Warrants may not track the value of the securities the holder is entitled to purchase and may expire worthless if the market price of the securities is below the exercise price of the warrant.
Emerging Markets Risk. In addition to the risks associated with investments in foreign securities, emerging market securities are subject to additional risks, which cause these securities generally to be more volatile than securities of issuers located in developed countries.
Foreign Investment Risk. Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political, social and legal

Fund Summary: International Value Fund
developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.
Currency Risk. Because the Fund’s foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Such gains or losses may be substantial.
Depositary Receipts Risk. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding the issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.
Geographic Risk. If the Fund invests a significant portion of its assets in issuers located in a single country, a limited number of countries, or a particular geographic region, it assumes the risk that economic, political and social conditions in those countries or that region may have a significant impact on its investment performance.
Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.
Value Style Risk. Generally, “value” stocks are stocks of companies that a subadviser believes are currently undervalued in the marketplace. A subadviser’s judgment that a particular security that is undervalued in relation to the company’s fundamental economic value may prove incorrect and the price of the company’s stock may fall or may not approach the value the subadviser has placed on it.
Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the MSCI ACWI ex USA Index (net). Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Wells Capital Management Incorporated (“WellsCap”) assumed subadvisory duties on September 10, 2018. From inception through September 9, 2018, Templeton Global Advisors Limited was subadviser to the Fund.
During the 10-year period shown in the bar chart, the highest return for a quarter was 27.93% (quarter ended June 30, 2009) and the lowest return for a quarter was

Fund Summary: International Value Fund
-21.31% (quarter ended September 30, 2011). The year-to-date calendar return as of June 30, 2019 was 11.36%.
Average Annual Total Returns (For the periods ended December 31, 2018)
	1 Year	5 Years	10 Years
Fund	-17.81%	-2.46%	6.20%
MSCI ACWI ex USA (net)	-14.20%	0.68%	6.57%
Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company.
The Fund is subadvised by WellsCap.
Portfolio Managers
Name and Title	Portfolio Manager of the Fund Since

Dale A. Winner, CFA Lead Portfolio Manager	2018
Venkateshwar (Venk) Lal Associate Portfolio Manager, Head of EverKey Investment Risk and Strategy	2018

For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 116.

Fund Summary: Large Cap Core Fund
Investment Objective

The Fund seeks capital growth with the potential for current income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.84%
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
1 Year	3 Years	5 Years	10 Years
$86	$268	$466	$1,037
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests, under normal circumstances, at least 80% of its net assets in the common stocks of large-cap U.S. companies. The Fund invests in equity securities of U.S. companies that have large market capitalizations (generally over $2 billion) that the Subadviser believes are undervalued and have the potential for long-term growth and current income.
In addition, the Fund may invest up to 20% of its net assets in foreign securities, including depositary receipts. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. The Fund may from time to time emphasize one or more sectors in selecting its investments, including the financial services sector and the information technology and technology-related sectors.
In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Investors will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy set forth above.
Principal Risks of Investing in the Fund

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.
The following is a summary of the principal risks of investing in the Fund.
Depositary Receipts Risk. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the

Fund Summary: Large Cap Core Fund
United States. Therefore, there may be less information available regarding the issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.
Management Risk. The investment style or strategy used by the Subadviser may fail to produce the intended result. The Subadviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.
Equity Securities Risk. The Fund generally invests in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Large-Cap Companies Risk. Investing primarily in large-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large-cap companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies.
Currency Risk. Because the Fund’s foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Such gains or losses may be substantial.
Foreign Investment Risk. Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political, social and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.
Growth Stock Risk. Growth stocks can be volatile for several reasons. Since the issuers of growth stocks usually reinvest a high portion of earnings in their own business, growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.
Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.
Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.
Value Style Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Subadviser’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to

Fund Summary: Large Cap Core Fund
the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the Russell 1000® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Prior to November 14, 2011, the Fund was sub-advised by Wells Capital Management Incorporated. Columbia Management Investment Advisers, LLC (“Columbia”) assumed sub-advisory duties effective November 14, 2011.
During the 10-year period shown in the bar chart, the highest return for a quarter was 18.89% (quarter ended June 30, 2009) and the lowest return for a quarter was -17.15% (quarter ended September 30, 2011). The year-to-date calendar return as of June 30, 2019 was 19.20%.
Average Annual Total Returns (For the periods ended December 31, 2018)
	1 Year	5 Years	10 Years
Fund	-8.74%	7.04%	13.74%
Russell 1000® Index	-4.78%	8.21%	13.28%
Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company.
The Fund is subadvised by Columbia.
Portfolio Managers
Name and Title	Portfolio Manager of the Fund Since
Guy W. Pope, CFA Senior Portfolio Manager and Head of Contrarian Core Strategy	2011
For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 116.

Fund Summary: Large Capital Growth Fund
Investment Objective

The Fund seeks to provide long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.64%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.75%
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
1 Year	3 Years	5 Years	10 Years
$77	$240	$417	$930
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund seeks to meet its objective by investing, normally, at least 80% of its net assets in securities of large-cap companies. In complying with this 80% investment requirement, the Fund will invest primarily in common stocks.
Generally, large-cap companies will include companies whose market capitalizations, at the time of purchase, are equal to or greater than the market capitalization of the smallest company in the Russell 1000® Index during the most recent 12-month period. As of May 10, 2019, the market capitalization range of the companies in the Russell 1000® Index was approximately $2.4 billion to $974.2 billion.
The Fund’s Subadviser focuses on investing the Fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.
The Fund’s Subadviser uses an active bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative screening tools that systematically evaluate issuers may also be considered. The Fund’s Subadviser may invest a significant percentage of the Fund’s assets in a single issuer or a small number of issuers
The Fund may invest up to 25% of its total assets in foreign securities.
In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Investors will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy set forth above.
Principal Risks of Investing in the Fund

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings

Fund Summary: Large Capital Growth Fund
vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.
The following is a summary of the principal risks of investing in the Fund.
Management Risk. The investment style or strategy used by the Subadviser may fail to produce the intended result. The Subadviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.
Equity Securities Risk. The Fund invests primarily in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Currency Risk. Because the Fund’s foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Such gains or losses may be substantial.
Focused Fund Risk. The Fund, because it may invest in a limited number of companies, may have more volatility in its net asset value and is considered to have more risk than a portfolio that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value. To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities decline in price.
Foreign Investment Risk. Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political, social and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.
Large-Cap Companies Risk. Investing primarily in large-cap companies carries the risk that due to current market conditions these companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies.
Growth Stock Risk. Growth stocks can be volatile for several reasons. Since the issuers of growth stocks usually reinvest a high portion of earnings in their own business, growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.
Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.
Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the Russell 1000® Growth Index. Fees and expenses incurred at the contract level are not reflected in

Fund Summary: Large Capital Growth Fund
the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
On September 16, 2013, Massachusetts Financial Services Company (“MFS”) became the Fund’s subadviser. Prior to such time, the Fund was sub-advised by SunAmerica Asset Management, LLC (“SunAmerica”) and Invesco Advisers, Inc.
During the 10-year period shown in the bar chart, the highest return for a quarter was 17.48% (quarter ended March 31, 2012) and the lowest return for a quarter was -16.46% (quarter ended September 30, 2011). The year-to-date calendar return as of June 30, 2019 was 24.31%.
Average Annual Total Returns (For the periods ended December 31, 2018)
	1 Year	5 Years	10 Years
Fund	0.71%	8.90%	12.41%
Russell 1000® Growth Index	-1.51%	10.40%	15.29%
Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company.
The Fund is subadvised by MFS.
Portfolio Managers
Name and Title	Portfolio Manager of the Fund Since
Jeffrey Constantino Investment Officer and Portfolio Manager	2013
Joseph Skorski Investment Officer and Portfolio Manager	2019
For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 116.

Fund Summary: Mid Cap Index Fund
Investment Objective

The Fund seeks to provide growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P MidCap 400® Index (the “Index”).
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.26%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.36%
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
1 Year	3 Years	5 Years	10 Years
$37	$116	$202	$456
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund is managed to seek to track the performance of the Index, which measures the performance of the mid-capitalization sector of the U.S. equity market. The Subadviser may endeavor to track the Index by purchasing every stock included in the Index, in the same proportions; or, in the alternative, the Subadviser may invest in a sampling of Index stocks by utilizing a statistical technique known as “optimization.” The goal of optimization is to select stocks which ensure that various industry weightings, market capitalizations, and fundamental characteristics, (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index.
Under normal circumstances, at least 80% of the Fund’s net assets are invested in stocks that are in the Index. Although the Fund seeks to track the performance of the Index, the performance of the Fund will not match that of the Index exactly because, among other reasons, the Fund incurs operating expenses and other investment overhead as part of its normal operations.
In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Investors will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy set forth above.
Principal Risks of Investing in the Fund

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.
The following is a summary of the principal risks of investing in the Fund.
Index Risk. In attempting to track the performance of the index, the Fund may be more susceptible to adverse developments concerning a particular security, company or industry because the Fund generally will not use any defensive strategies to mitigate its risk exposure.

Fund Summary: Mid Cap Index Fund
Failure to Match Index Performance Risk. The ability of the Fund to match the performance of the Underlying Index may be affected by, among other things, changes in securities markets, the manner in which performance of the Underlying Index is calculated, changes in the composition of the Underlying Index, the amount and timing of cash flows into and out of the Fund, commissions, portfolio expenses, and any differences in the pricing of securities by the Fund and the Underlying Index. When the Fund employs an “optimization” strategy, the Fund is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Fund may perform differently than the Index.
Equity Securities Risk. The Fund invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.
Mid-Cap Company Risk. Investing primarily in mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.
Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the S&P MidCap 400® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Effective December 1, 2009, SunAmerica Asset Management, LLC (“SunAmerica”) replaced PineBridge Investments LLC as subadviser of the Fund.
During the 10-year period shown in the bar chart, the highest return for a quarter was 20.19% (quarter ended September 30, 2009) and the lowest return for a quarter was -19.96% (quarter ended September 30, 2011). The year-to-date calendar return as of June 30, 2019 was 17.80%.
Average Annual Total Returns (For the periods ended December 31, 2018)
	1 Year	5 Years	10 Years
Fund	-11.43%	5.72%	13.46%
S&P MidCap 400® Index	-11.08%	6.03%	13.68%
Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company.

Fund Summary: Mid Cap Index Fund
The Fund is subadvised by SunAmerica.
Portfolio Managers
Name and Title	Portfolio Manager of the Fund Since

Timothy Campion Senior Vice President and Lead Portfolio Manager	2012
Elizabeth Mauro Portfolio Manager and Co-Portfolio Manager	2019

For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 116.

Fund Summary: Mid Cap Strategic Growth Fund
Investment Objective

The Fund seeks long-term capital growth.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.69%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.81%
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
1 Year	3 Years	5 Years	10 Years
$83	$259	$450	$1,002
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Subadvisers seek long-term capital growth by investing primarily in growth-oriented equity securities of domestic and foreign mid-cap companies.
Under normal circumstances, at least 80% of the Fund’s net assets will be invested in common stocks of mid-cap companies. Generally, mid-cap companies will include companies whose market capitalizations, at the time of purchase, range from the market capitalization of the smallest company included in the Russell Midcap® Growth Index to the market capitalization of the largest company in the Russell Midcap® Growth Index during the most recent 12-month period. As of May 31, 2019, the market capitalization range of the companies in the Russell Midcap® Growth Index was approximately $1.21 billion to $46.96 billion.
The Fund may invest up to 25% of its net assets in securities of foreign issuers, which may include emerging market securities. The securities in which the Fund may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars. The Fund may also invest in private placements.
In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Investors will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy set forth above.
Principal Risks of Investing in the Fund

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.
The following is a summary of the principal risks of investing in the Fund.

Fund Summary: Mid Cap Strategic Growth Fund
Management Risk. The investment style or strategy used by the Subadviser may fail to produce the intended result. The Subadviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.
Currency Risk. Because the Fund’s foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Such gains or losses may be substantial.
Equity Securities Risk. The Fund invests primarily in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Foreign Investment Risk. Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political, social and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.
Emerging Markets Risk. In addition to the risks associated with investments in foreign securities, emerging market securities are subject to additional risks, which cause these securities generally to be more volatile than securities of issuers located in developed countries.
Growth Style Risk. Generally, “growth” stocks are stocks of companies that a subadviser believes have anticipated earnings ranging from steady to accelerated growth. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines. Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market. In addition, the value of growth stocks may be more sensitive to changes in current or expected earnings than the value of other stocks, because growth stocks trade at higher prices relative to current earnings.
Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.
Mid-Cap Company Risk. Investing primarily in mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.
Privately Placed Securities Risk. The Fund’s investments may also include privately placed securities, which are subject to resale restrictions. These securities will have the effect of increasing the level of Fund illiquidity to the extent the Fund may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, may also adversely affect the ability to arrive at a fair value for certain securities at certain times and could make it difficult for the Fund to sell certain securities.
Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Fund Summary: Mid Cap Strategic Growth Fund
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the Russell Midcap® Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Morgan Stanley Investment Management Inc. (“Morgan Stanley”) served as a subadviser from the Fund’s inception through December 7, 2015. Janus Capital Management LLC (“Janus”) assumed sub-advisory duties of the Fund effective December 7, 2015. PineBridge Investments LLC served as a subadviser from the Fund’s inception through March 22, 2011. Allianz Global Investors U.S. LLC (“AllianzGI”) assumed sub-advisory duties of the Fund effective March 22, 2011.
The percentage of the Fund’s assets that each subadviser manages may, at the adviser’s discretion, change from time to time.
During the 10-year period shown in the bar chart, the highest return for a quarter was 24.25% (quarter ended
June 30, 2009) and the lowest return for a quarter was -20.21% (quarter ended September 30, 2011). The year-to-date calendar return as of June 30, 2019 was 28.52%.
Average Annual Total Returns (For the periods ended December 31, 2018)
	1 Year	5 Years	10 Years
Fund	-4.73%	5.81%	13.26%
Russell Midcap® Growth Index	-4.75%	7.42%	15.12%
Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company.
The Fund is subadvised by Janus and AllianzGI.
Portfolio Managers
Name and Title	Portfolio Manager of the Fund Since
Janus
Brian Demain, CFA Portfolio Manager	2015
Cody Wheaton, CFA Portfolio Manager	2016
AllianzGI
Steven Klopukh, CFA Director and Senior Portfolio Manager, Co-Lead Portfolio Manager	2011
Tim M. McCarthy, CFA Director and Portfolio Manager, Co-Lead Portfolio Manager	2014
For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 116.

Fund Summary: Nasdaq-100® Index Fund
Investment Objective

The Fund seeks long-term capital growth through investments in the stocks that are included in the Nasdaq-100® Index (the “Index”).
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.39%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.54%
Fee Waivers and/or Expense Reimbursements[1]	-0.01%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.53%
[1]	The Fund’s investment adviser, The Variable Annuity Life Insurance Company, has contractually agreed to reimburse the expenses of the Fund through September 30, 2020, so that the Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.53%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. This Expense Limitation Agreement will continue in effect from year to year thereafter unless terminated by the Board of Directors prior to any such renewal.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses include expense reimbursements for year one. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
1 Year	3 Years	5 Years	10 Years
$54	$172	$301	$676
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests in stocks that are included in the Index. The Index represents the largest and most active non-financial domestic and international securities listed on The NASDAQ Stock Market, based on market value (capitalization). This includes major industry groups, such as computer hardware and software, telecommunications, retail and wholesale trade and biotechnology.
The Subadviser invests, under normal circumstances, at least 80% of the Fund’s net assets in companies that are listed in the Index. The Fund is managed to seek to track the performance of the Index. The Subadviser may endeavor to track the Index by purchasing every stock included in the Index, in the same proportions; or, in the alternative, the Subadviser may invest in a sampling of Index stocks by utilizing a statistical technique known as “optimization.” The goal of optimization is to select stocks which ensure that various industry weightings, market capitalizations, and fundamental characteristics, (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index.
The Fund may also invest in some futures contracts in order to help the Fund’s liquidity and to manage its cash position. If the market value of the futures contracts is close to the Fund’s cash balance, then that helps to minimize the tracking errors, while helping to maintain liquidity. The Fund is a non-diversified fund, which means that it will invest in a smaller number of issuers than a diversified fund.
The Fund may concentrate its investments (invest more than 25% of its total assets) in the technology sector, in the

Fund Summary: Nasdaq-100® Index Fund
proportion consistent with the industry weightings in the Index.
Although the Fund seeks to track the performance of the Index, the performance of the Fund will not match that of the Index exactly because, among other reasons, the Fund incurs operating expenses and other investment overhead as part of its normal operations.
In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Investors will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy set forth above.
Principal Risks of Investing in the Fund

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.
The following is a summary of the principal risks of investing in the Fund.
Technology Sector Risk. Technology stocks historically have experienced unusually wide price swings. Earnings disappointments and intense competition for market share can result in sharp declines in the prices of technology stocks.
Equity Securities Risk. The Fund invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Index Risk. In attempting to track the performance of the index, the Fund may be more susceptible to adverse developments concerning a particular security, company or industry because the Fund generally will not use any defensive strategies to mitigate its risk exposure.
Failure to Match Index Performance Risk. The ability of the Fund to match the performance of the Underlying Index may be affected by, among other things, changes in securities markets, the manner in which performance of the Underlying Index is calculated, changes in the composition of the Underlying Index, the amount and timing of cash flows into and out of the Fund, commissions, portfolio expenses, and any differences in the pricing of securities by the Fund and the Underlying Index. When the Fund employs an “optimization” strategy, the Fund is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Fund may perform differently than the Index.
Derivatives Risk. The prices of derivatives may move in unexpected ways due to the use of leverage and other factors and may result in increased volatility or losses. The Fund may not be able to terminate or sell derivative positions, and a liquid secondary market may not always exist for derivative positions.
Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.
Non-Diversification Risk. Because the Fund may invest in a smaller number of issuers, its value may be affected to a greater extent by the performance of any one of those issuers or by any single economic, political, market or regulatory event affecting any one of those issues than a fund that invests in a larger number of issuers.
Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral

Fund Summary: Nasdaq-100® Index Fund
declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the Nasdaq-100® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
From January 1, 2002 through November 30, 2009, PineBridge Investments LLC (and its predecessors) (“PineBridge”) served as subadviser of the Fund. Effective December 1, 2009, SunAmerica Asset Management, LLC (“SunAmerica”) replaced PineBridge as subadviser of the Fund.
During the 10-year period shown in the bar chart, the highest return for a quarter was 21.22% (quarter ended March 31, 2012) and the lowest return for a quarter was -16.92% (quarter ended December 31, 2018). The year-to-date calendar return as of June 30, 2019 was 21.51%.
Average Annual Total Returns (For the periods ended December 31, 2018)
	1 Year	5 Years	10 Years
Fund	-0.63%	12.71%	18.80%
Nasdaq-100® Index	0.04%	13.34%	19.29%
Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company.
The Fund is subadvised by SunAmerica.
Portfolio Managers
Name and Title	Portfolio Manager of the Fund Since

Timothy Campion Senior Vice President and Lead Portfolio Manager	2012
Elizabeth Mauro Portfolio Manager and Co-Portfolio Manager	2019

For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 116.

Fund Summary: Science & Technology Fund
Investment Objective

The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.87%
Other Expenses	0.11%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses[1]	0.99%
[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table of the Fund’s annual report, which reflects the net operating expenses of the Fund (0.98%) and does not include Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Fund as a result of investments in shares of one or more mutual funds, hedge funds, private equity funds or other pooled investment vehicles.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
1 Year	3 Years	5 Years	10 Years
$101	$315	$547	$1,213
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 89% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests, under normal circumstances, at least 80% of net assets in the common stocks of companies that are expected to benefit from the development, advancement, and use of science and/or technology.
Investments may also include companies that should benefit from technological advances even if they are not directly involved in research and development. The Fund may invest in suitable technology companies through initial public offerings (“IPOs”), and a portion of the Fund’s returns may be attributable to the Fund’s investments in IPOs. There is no guarantee that as the Fund’s assets grow it will be able to experience significant improvement in performance by investing in IPOs.
The Fund may invest up to 50% of its total assets in foreign securities, which include non-dollar denominated securities traded outside the U.S. In addition, the Fund has the ability to invest up to 30% of its total assets in companies organized or headquartered in emerging market countries, but no more than 20% of its total assets may be invested in any one emerging market country. The Fund may also invest in privately placed securities.
The Subadvisers may engage in frequent and active trading of portfolio securities to achieve the Fund’s investment objective.
In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Investors will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy set forth above.
Principal Risks of Investing in the Fund

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government

Fund Summary: Science & Technology Fund
entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.
The following is a summary of the principal risks of investing in the Fund.
Management Risk. The investment style or strategy used by the Subadviser may fail to produce the intended result. The Subadviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.
Technology Sector Risk. Technology stocks historically have experienced unusually wide price swings. Earnings disappointments and intense competition for market share can result in sharp declines in the prices of technology stocks.
Equity Securities Risk. The Fund invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Emerging Markets Risk. In addition to the risks associated with investments in foreign securities, emerging market securities are subject to additional risks, which cause these securities generally to be more volatile than securities of issuers located in developed countries.
Currency Risk. Because the Fund’s foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Such gains or losses may be substantial.
Foreign Investment Risk. Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political, social and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.
Geographic Risk. If the Fund invests a significant portion of its assets in issuers located in a single country, a limited number of countries, or a particular geographic region, it assumes the risk that economic, political and social conditions in those countries or that region may have a significant impact on its investment performance.
IPO Risk. Share prices of newly-public companies may fluctuate significantly over short periods of time.
Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.
Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.
Privately Placed Securities Risk. The Fund’s investments may also include privately placed securities, which are subject to resale restrictions. These securities will have the effect of increasing the level of Fund illiquidity to the extent the Fund may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of the market, as well as the lack of publicly available information regarding these

Fund Summary: Science & Technology Fund
securities, may also adversely affect the ability to arrive at a fair value for certain securities at certain times and could make it difficult for the Fund to sell certain securities.
Mid-Cap Company Risk. Investing primarily in mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.
Small-Cap Company Risk. Investing primarily in small-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.
Active Trading Risk. High portfolio turnover rates that are associated with active trading may result in higher transaction costs, which can adversely affect the Fund’s performance. Active trading tends to be more pronounced during periods of increased market volatility.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the S&P® North American Technology Sector Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
T. Rowe Price Associates, Inc. (“T. Rowe Price”) has served as subadviser of the Fund since its inception. Allianz Global Investors U.S. LLC (“AllianzGI”) and
Wellington Management Company LLP (“Wellington Management”) assumed co-sub-advisory duties on September 19, 2005 and on January 29, 2007, respectively.
The percentage of the Fund’s assets that each subadviser manages may, at the adviser’s discretion, change from time to time.
During the 10-year period shown in the bar chart, the highest return for a quarter was 23.21% (quarter ended June 30, 2009) and the lowest return for a quarter was -17.13% (quarter ended December 31, 2018). The year-to-date calendar return as of June 30, 2019 was 27.62%.
Average Annual Total Returns (For the periods ended December 31, 2018)
	1 Year	5 Years	10 Years
Fund	-1.48%	13.03%	18.80%
S&P® North American Technology Sector Index	2.88%	15.32%	19.14%
Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company.
The Fund is subadvised by AllianzGI, T. Rowe Price and Wellington Management.

Fund Summary: Science & Technology Fund
Portfolio Managers
Name and Title	Portfolio Manager of the Fund Since
AllianzGI
Walter C. Price, Jr., CFA Managing Director and Senior Portfolio Manager, Co-Lead Manager	2005
Huachen Chen, CFA Managing Director and Senior Portfolio Manager, Co-Lead Manager	2005
Michael A. Seidenberg Director, Portfolio Manager	2018
T. Rowe Price
Kennard W. Allen Vice President and Portfolio Manager	2009
Wellington Management
John F. Averill, CFA Senior Managing Director and Global Industry Analyst	2007
Bruce L. Glazer Senior Managing Director and Global Industry Analyst	2007
Eunhak Bae Managing Director and Global Industry Analyst	2019
Brian Barbetta Senior Managing Director and Global Industry Analyst	2017
Jeffrey S. Wantman Managing Director and Global Industry Analyst	2019
For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 116.

Fund Summary: Small Cap Aggressive Growth Fund
Investment Objective

The Fund seeks capital growth.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	1.00%
Fee Waivers and/or Expense Reimbursements[1]	-0.01%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.99%
[1]	The Fund’s investment adviser, The Variable Annuity Life Insurance Company, has contractually agreed to reimburse the expenses of the Fund through September 30, 2020, so that the Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.99%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. This Expense Limitation Agreement will continue in effect from year to year thereafter unless terminated by the Board of Directors prior to any such renewal.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses include expense reimbursements for year one. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
1 Year	3 Years	5 Years	10 Years
$101	$317	$551	$1,224
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund normally invests at least 80% of its net assets in small-cap companies. The Fund considers a company to be a small-cap company if its market capitalization, at the time of purchase, is equal to or less than the market capitalization of the largest company in the Russell 2000® Index during the most recent 12-month period. As of May 10, 2019, the market capitalization range of the companies in the Russell 2000® Index was approximately $152.3 million to $5 billion. Some companies may outgrow the definition of a small company after the Fund has purchased their securities. These companies continue to be considered small for purposes of the Fund’s minimum 80% allocation to small company equities.
The Fund typically invests most of its assets in securities of U.S. companies but may also invest a portion of its assets in foreign securities (up to 10% of net assets).
The Subadviser may engage in active and frequent trading of portfolio securities to achieve the Fund’s investment objective.
In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Investors will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy set forth above.

Fund Summary: Small Cap Aggressive Growth Fund
Principal Risks of Investing in the Fund

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.
The following is a summary of the principal risks of investing in the Fund.
Management Risk. The investment style or strategy used by the Subadviser may fail to produce the intended result. The Subadviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.
Small-Cap Company Risk. Investing primarily in small-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.
Active Trading Risk. High portfolio turnover rates that are associated with active trading may result in higher transaction costs, which can adversely affect the Fund’s performance. Active trading tends to be more pronounced during periods of increased market volatility.
Currency Risk. Because the Fund’s foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Such gains or losses may be substantial.
Equity Securities Risk. The Fund invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Growth Style Risk. Generally, “growth” stocks are stocks of companies that a subadviser believes have anticipated earnings ranging from steady to accelerated growth. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines. Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market. In addition, the value of growth stocks may be more sensitive to changes in current or expected earnings than the value of other stocks, because growth stocks trade at higher prices relative to current earnings.
Foreign Investment Risk. Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political, social and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.
Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.
Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely

Fund Summary: Small Cap Aggressive Growth Fund
basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the Russell 2000® Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
From inception through November 6, 2006, Credit Suisse Asset Management, LLC was the subadviser of the Fund. From November 6, 2006 through August 19, 2011, Wells Capital Management Incorporated served as subadviser. RS Investment Management Co. LLC (“RS Investments”) became the sub-adviser on August 22, 2011. Upon the acquisition of RS Investments on July 29, 2016, Victory Capital Management Inc. (“Victory Capital”) assumed sub-advisory duties for the Fund.
During the 10-year period shown in the bar chart, the highest return for a quarter was 25.95% (quarter ended
June 30, 2009) and the lowest return for a quarter was -23.81% (quarter ended September 30, 2011). The year-to-date calendar return as of June 30, 2019 was 31.72%.
Average Annual Total Returns (For the periods ended December 31, 2018)
	1 Year	5 Years	10 Years
Fund	-8.35%	7.49%	15.82%
Russell 2000® Growth Index	-9.31%	5.13%	13.52%
Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company.
The Fund is subadvised by Victory Capital.
Portfolio Managers
Name and Title	Portfolio Manager of the Fund Since
D. Scott Tracy, CFA CIO/Portfolio Manager/Analyst	2011
Stephen J. Bishop Portfolio Manager/Analyst	2011
Melissa Chadwick-Dunn Portfolio Manager/Analyst	2011
Christopher W. Clark, CFA Portfolio Manager/Analyst	2014
Paul Leung, CFA Portfolio Manager/Analyst	2018
For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 116.

Fund Summary: Small Cap Fund
Investment Objective

The Fund seeks to provide long-term capital growth by investing primarily in the stocks of small companies.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.89%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	1.03%
Fee Waivers and/or Expense Reimbursements[1]	-0.10%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.93%
[1]	The Fund’s investment adviser, The Variable Annuity Life Insurance Company, has contractually agreed to reimburse the expenses of the Fund through September 30, 2020, so that the Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.93%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. This Expense Limitation Agreement will continue in effect from year to year thereafter unless terminated by the Board of Directors prior to any such renewal.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses include expense reimbursements for year one. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
1 Year	3 Years	5 Years	10 Years
$95	$318	$559	$1,250
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund normally invests at least 80% of net assets in stocks of small companies. A company is considered a “small” company if its total market value (capitalization), at the time of purchase, falls (i) within or below the range of companies in either the current Russell 2000® Index or the S&P SmallCap 600® Index or (ii) below the three-year average maximum market cap of companies in either index as of December 31 of the three preceding years. The Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows or falls outside this range. The Russell 2000® and S&P SmallCap 600® Indexes are widely used benchmarks for small-cap stock performance. The market capitalization range and the composition of the Russell 2000® and S&P SmallCap 600® Indexes are subject to change. If the companies in which the Fund invests are successful, these companies may grow into mid- and large-cap companies.
The Fund may purchase stocks that have a market capitalization above the range if the companies appear to have better prospects for capital appreciation. Stock selection may reflect a growth or a value investment approach or a combination of both.
In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Investors will be given at least 60 days’ written notice in advance of

Fund Summary: Small Cap Fund
any change to the Fund’s 80% investment policy set forth above.
Principal Risks of Investing in the Fund

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.
The following is a summary of the principal risks of investing in the Fund.
Management Risk. The investment style or strategy used by the Subadviser may fail to produce the intended result. The Subadviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.
Small-Cap Company Risk. Investing primarily in small-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.
Micro-Cap Company Risk. Micro-cap companies are generally subject to the same risks as small-cap companies. However, the prices of micro-cap companies are generally more volatile. In addition, because micro-cap securities tend to have significantly lower trading volumes, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than the Subadviser believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. For more information about the risks of investing in small-cap companies please see Small-Cap Company Risk above.
Equity Securities Risk. The Fund invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.
Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.
Growth Style Risk. Generally, “growth” stocks are stocks of companies that a subadviser believes have anticipated earnings ranging from steady to accelerated growth. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines. Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market. In addition, the value of growth stocks may be more sensitive to changes in current or expected earnings than the value of other stocks, because growth stocks trade at higher prices relative to current earnings.
Value Style Risk. Generally, “value” stocks are stocks of companies that a subadviser believes are currently undervalued in the marketplace. A subadviser’s judgment that a particular security that is undervalued in relation to

Fund Summary: Small Cap Fund
the company’s fundamental economic value may prove incorrect and the price of the company’s stock may fall or may not approach the value the subadviser has placed on it.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the Russell 2000® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
T. Rowe Price Associates, Inc. (“T. Rowe Price”) has served as sub-adviser of the Fund since its inception. American Century Investment Management and Franklin Portfolio Associate served as sub-advisers from June 21, 2004 through March 7, 2008. Bridgeway Capital Management, Inc. (“Bridgeway”) became a sub-adviser on October 1, 2006. Effective March 7, 2017, J.P. Morgan Investment Management Inc. (“JPMIM”), assumed management of a portion of the Fund. From March 10, 2008 to March 6, 2017, the portion of the Portfolio managed by JPMIM was managed by Invesco Advisers, Inc.
The percentage of the Fund’s assets that each sub-adviser manages may, at the adviser’s discretion, change from time to time.
During the 10-year period shown in the bar chart, the highest return for a quarter was 22.37% (quarter ended
June 30, 2009) and the lowest return for a quarter was -22.57% (quarter ended September 30, 2011). The year-to-date calendar return as of June 30, 2019 was 20.47%.
Average Annual Total Returns (For the periods ended December 31, 2018)
	1 Year	5 Years	10 Years
Fund	-7.78%	3.85%	12.49%
Russell 2000® Index	-11.01%	4.41%	11.97%
Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company.
The Fund is subadvised by Bridgeway, JPMIM and T. Rowe Price.
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
Bridgeway
John N.R. Montgomery Chief Investment Officer, Portfolio Manager	2006
Elena Khoziaeva, CFA Portfolio Manager	2006
Michael Whipple, CFA Portfolio Manager	2006
Christine L. Wang, CFA, CPA Portfolio Manager	2010
JPMIM
Don San Jose Managing Director and Lead Portfolio Manager	2017
Dan Percella Managing Director and Portfolio Manager	2017
T. Rowe Price
Frank M. Alonso Vice President and Portfolio Manager	2016
For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 116.

Fund Summary: Small Cap Index Fund
Investment Objective

The Fund seeks to provide growth of capital through investment primarily in a diversified portfolio of common stocks that, as a group, the subadviser believes may provide investment results closely corresponding to the performance of the Russell 2000® Index (the “Index”).
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.29%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.40%
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
1 Year	3 Years	5 Years	10 Years
$41	$128	$224	$505
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund is managed to seek to track the performance of the Index, which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Subadviser may endeavor to track the Index by purchasing every stock included in the Index, in the same proportions. Or, in the alternative, the Subadviser may invest in a sampling of Index stocks by utilizing a statistical technique known as “optimization.” The goal of optimization is to select stocks which ensure that various industry weightings, market capitalizations, and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index.
The Fund invests, under normal circumstances, at least 80% of net assets in stocks that are in the Index. Although the Fund seeks to track the performance of the Index, the performance of the Fund will not match that of the Index exactly because, among other reasons, the Fund incurs operating expenses and other investment overhead as part of its normal operations.
In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Investors will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy set forth above.
Principal Risks of Investing in the Fund

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.
The following is a summary of the principal risks of investing in the Fund.
Index Risk. In attempting to track the performance of the index, the Fund may be more susceptible to adverse developments concerning a particular security, company or industry because the Fund generally will not use any defensive strategies to mitigate its risk exposure.

Fund Summary: Small Cap Index Fund
Failure to Match Index Performance Risk. The ability of the Fund to match the performance of the Underlying Index may be affected by, among other things, changes in securities markets, the manner in which performance of the Underlying Index is calculated, changes in the composition of the Underlying Index, the amount and timing of cash flows into and out of the Fund, commissions, portfolio expenses, and any differences in the pricing of securities by the Fund and the Underlying Index. When the Fund employs an “optimization” strategy, the Fund is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Fund may perform differently than the Index.
Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.
Equity Securities Risk. The Fund’s investments in equity securities are subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Small-Cap Company Risk. Investing primarily in small-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.
Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the Russell 2000® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
From January 1, 2002 through November 30, 2009, PineBridge Investments LLC (and its predecessors) (“PineBridge”) served as subadviser of the Fund. Effective December 1, 2009, SunAmerica Asset Management, LLC (“SunAmerica”) replaced PineBridge as subadviser of the Fund.
During the 10-year period shown in the bar chart, the highest return for a quarter was 21.42% (quarter ended June 30, 2009) and the lowest return for a quarter was -21.92% (quarter ended September 30, 2011). The year-to-date calendar return as of June 30, 2019 was 16.88%.

Fund Summary: Small Cap Index Fund
Average Annual Total Returns (For the periods ended December 31, 2018)
	1 Year	5 Years	10 Years
Fund	-11.23%	4.25%	11.89%
Russell 2000® Index	-11.01%	4.41%	11.97%
Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company.
The Fund is subadvised by SunAmerica.
Portfolio Managers
Name and Title	Portfolio Manager of the Fund Since

Timothy Campion Senior Vice President and Lead Portfolio Manager	2012
Elizabeth Mauro Portfolio Manager and Co-Portfolio Manager	2019

For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 116.

Fund Summary: Small Cap Special Values Fund
Investment Objective

The Fund seeks to produce growth of capital by investing primarily in common stocks.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.87%
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
1 Year	3 Years	5 Years	10 Years
$89	$278	$482	$1,073
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.
Principal Investment Strategies of the Fund

Under normal market conditions, the Fund invests at least 80% of its net assets in common stocks of domestic small-cap companies. Generally, small-cap companies will include companies whose market capitalizations, at the time of purchase, are equal to or less than the market capitalization of the largest company in the Russell 2000® Index during the most recent 12-month period. As of May 10, 2019, the market capitalization range of the companies in the Russell 2000® Index was $152.3 million to $5 billion.
The Subadviser looks for undervalued companies that it believes have the potential for above-average capital appreciation with below-average risk. Rigorous fundamental research drives its search for companies with favorable reward-to-risk ratios and that possess a long-term competitive advantage provided by a durable asset base, strong balance sheets, and sustainable and superior cash flows. Typical investments include stocks of companies that are generally out of favor in the marketplace, or are undergoing reorganization or other corporate action that may create above-average price appreciation. The Subadviser regularly reviews the investments of the portfolio and may sell a portfolio holding when a stock nears its price target, downside risks increase considerably, the company’s fundamentals have deteriorated, or the Subadviser identifies a more attractive investment opportunity.
In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Investors will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy set forth above.
Principal Risks of Investing in the Fund

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.

Fund Summary: Small Cap Special Values Fund
The following is a summary of the principal risks of investing in the Fund.
Management Risk. The investment style or strategy used by the Subadviser may fail to produce the intended result. The Subadviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.
Equity Securities Risk. The Fund invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Small-Cap Company Risk. Investing primarily in small-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.
Value Style Risk. Generally, “value” stocks are stocks of companies that a subadviser believes are currently undervalued in the marketplace. A subadviser’s judgment that a particular security that is undervalued in relation to the company’s fundamental economic value may prove incorrect and the price of the company’s stock may fall or may not approach the value the subadviser has placed on it.
Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.
Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the Russell 2000® Value Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Wells Capital Management Incorporated (and its predecessor) (“WellsCap”) has sub-advised the Fund since its inception. Putnam Investment Management, LLC (“Putnam”) served as a co-subadviser of the Fund from inception through September 11, 2009. Dreman Value Management, LLC (“Dreman”) replaced Putnam as the co-subadviser of the Fund from September 11, 2009 through December 7, 2015. WellsCap has served as the Fund’s sole subadviser since December 7, 2015.
During the 10-year period shown in the bar chart, the highest return for a quarter was 22.35% (quarter ended September 30, 2009) and the lowest return for a quarter

Fund Summary: Small Cap Special Values Fund
was -20.78% (quarter ended September 30, 2011). The year-to-date calendar return as of June 30, 2019 was 17.78%.
Average Annual Total Returns (For the periods ended December 31, 2018)
	1 Year	5 Years	10 Years
Fund	-13.67%	5.02%	11.94%
Russell 2000® Value Index	-12.86%	3.61%	10.40%
Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company.
The Fund is subadvised by WellsCap.
Portfolio Managers
Name and Title	Portfolio Manager of the Fund Since

James M. Tringas, CFA Managing Director and Senior Portfolio Manager	2005
Robert Rifkin, CFA Co-Portfolio Manager	2010

Bryant VanCronkhite, CFA Managing Director and Senior Portfolio Manager	2013
For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 116.

Fund Summary: Small-Mid Growth Fund
Investment Objective

The Fund seeks capital growth by investing primarily in common stocks.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses[1]	1.01%
Fee Waivers and/or Expense Reimbursements[2]	-0.07%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2]	0.94%
[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table of the Fund’s annual report, which reflects the gross operating expenses of the Fund (1.00%) and does not include Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Fund as a result of investments in shares of one or more mutual funds, hedge funds, private equity funds or other pooled investment vehicles.
[2]	The Fund’s investment adviser, The Variable Annuity Life Insurance Company, has contractually agreed to waive its advisory fee through September 30, 2020, so that the advisory fee payable by the Fund to VALIC equals 0.78% of average monthly assets on the first $250 million and 0.68% thereafter. This agreement may be modified or discontinued prior to such time only with the approval of the Board of Directors of the Fund, including a majority of the directors who are not “interested persons” of the Fund as defined in the Investment Company Act of 1940, as amended.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
1 Year	3 Years	5 Years	10 Years
$96	$315	$551	$1,230
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 77% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. In pursuing that objective, under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of small- and mid-cap companies located in domestic (U.S.) markets.
Generally, small- and mid-cap companies include companies whose market capitalizations, at the time of purchase, are within the range of the market capitalizations of companies constituting the Russell 2000® Growth Index and the Russell Midcap® Growth Index. If the market capitalization of a company held by the Fund subsequently moves outside of this range, the Fund is not required to sell the company’s securities. As of May 31, 2019, the market capitalization ranges of companies in the Russell 2000® Growth Index and the Russell Midcap® Growth Index were between $152.3 million and $5 billion and $1.21 billion and $46.96 billion, respectively.
In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Investors

Fund Summary: Small-Mid Growth Fund
will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy set forth above.
Principal Risks of Investing in the Fund

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.
The following is a summary of the principal risks of investing in the Fund.
Management Risk. The investment style or strategy used by the Subadviser may fail to produce the intended result. The Subadviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.
Equity Securities Risk. The Fund invests primarily in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Growth Style Risk. Generally, “growth” stocks are stocks of companies that a subadviser believes have anticipated earnings ranging from steady to accelerated growth. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines. Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market. In addition, the value of growth stocks may be more sensitive to changes in current or expected earnings than the value of other stocks, because growth stocks trade at higher prices relative to current earnings.
Mid-Cap Company Risk. Investing primarily in mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.
Small-Cap Company Risk. Investing primarily in small-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.
Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.
Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.
Active Trading Risk. High portfolio turnover rates that are associated with active trading may result in higher transaction costs, which can adversely affect the Fund’s performance. Active trading tends to be more pronounced during periods of increased market volatility.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the Russell 2500® Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected,

Fund Summary: Small-Mid Growth Fund
returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Goldman Sachs Asset Management, L.P. (“GSAM”) assumed sub-advisory responsibility on August 16, 2013. Prior to this time, the Fund was sub-advised by Wells Capital Management Incorporated and Century Capital Management, LLC.
During the 10-year period shown in the bar chart, the highest return for a quarter was 19.52% (quarter ended June 30, 2009) and the lowest return for a quarter was -21.81% (quarter ended September 30, 2011). The year-to-date calendar return as of June 30, 2019 was 28.45%.
Average Annual Total Returns (For the periods ended December 31, 2018)
	1 Year	5 Years	10 Years
Fund	-5.30%	6.00%	13.09%
Russell 2500® Growth Index	-7.47%	6.19%	14.76%
Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company.
The Fund is subadvised by GSAM.
Portfolio Managers
Name and Title	Portfolio Manager of the Fund Since
Steven M. Barry Managing Director and Co-Lead Portfolio Manager	2005-2018; 2019
Jessica Katz Vice President and Co-Lead Portfolio Manager	2019
For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 116.

Fund Summary: Stock Index Fund
Investment Objective

The Fund seeks long-term capital growth through investment in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P 500® Index (the “Index”).
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.24%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.33%
Fee Waivers and/or Expense Reimbursements[1]	-0.04%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.29%
[1]	The Fund’s investment adviser, The Variable Annuity Life Insurance Company, has contractually agreed to reimburse the expenses of the Fund through September 30, 2020, so that the Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.29%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. This Expense Limitation Agreement will continue in effect from year to year thereafter unless terminated by the Board of Directors prior to any such renewal.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
1 Year	3 Years	5 Years	10 Years
$30	$102	$181	$414
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund is managed to seek to track the performance of the Index, which measures the stock performance of 500 large- and mid-cap companies and is often used to indicate the performance of the overall stock market. The Subadviser may endeavor to track the Index by purchasing every stock included in the Index, in the same proportions. Or, in the alternative, the Subadviser may invest in a sampling of Index stocks by utilizing a statistical technique known as “optimization.” The goal of optimization is to select stocks which ensure that various industry weightings, market capitalizations, and fundamental characteristics, (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index.
The Fund invests, under normal circumstances, at least 80% of net assets in stocks that are in the Index. Although the Fund seeks to track the performance of the Index, the performance of the Fund will not match that of the Index exactly because, among other reasons, the Fund incurs operating expenses and other investment overhead as part of its normal operations.
In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Investors will be given at least 60 days’ written notice in advance of

Fund Summary: Stock Index Fund
any change to the Fund’s 80% investment policy set forth above.
Principal Risks of Investing in the Fund

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.
The following is a summary of the principal risks of investing in the Fund.
Management Risk. The investment style or strategy used by the Subadviser may fail to produce the intended result. The Subadviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.
Index Risk. In attempting to track the performance of the index, the Fund may be more susceptible to adverse developments concerning a particular security, company or industry because the Fund generally will not use any defensive strategies to mitigate its risk exposure.
Failure to Match Index Performance Risk. The ability of the Fund to match the performance of the Underlying Index may be affected by, among other things, changes in securities markets, the manner in which performance of the Underlying Index is calculated, changes in the composition of the Underlying Index, the amount and timing of cash flows into and out of the Fund, commissions, portfolio expenses, and any differences in the pricing of securities by the Fund and the Underlying Index. When the Fund employs an “optimization” strategy, the Fund is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Fund may perform differently than the Index.
Equity Securities Risk. The Fund invests primarily in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Large- and Mid-Cap Company Risk. Investing in large- and mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large-cap companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.
Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.
Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the S&P 500® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
From January 1, 2002 through November 30, 2009, PineBridge Investments LLC (and its predecessors) (“PineBridge”) served as subadviser of the Fund. Effective December 1, 2009, SunAmerica Asset Management, LLC (“SunAmerica”) replaced PineBridge as subadviser of the Fund.

Fund Summary: Stock Index Fund
During the 10-year period shown in the bar chart, the highest return for a quarter was 16.52% (quarter ended June 30, 2009) and the lowest return for a quarter was -13.94% (quarter ended September 30, 2011). The year-to-date calendar return as of June 30, 2019 was 18.35%.
Average Annual Total Returns (For the periods ended December 31, 2018)
	1 Year	5 Years	10 Years
Fund	-4.72%	8.13%	12.75%
S&P 500® Index	-4.38%	8.49%	13.12%
Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company.
The Fund is subadvised by SunAmerica.
Portfolio Managers
Name and Title	Portfolio Manager of the Fund Since

Timothy Campion Senior Vice President and Lead Portfolio Manager	2012
Elizabeth Mauro Portfolio Manager and Co-Portfolio Manager	2019

For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 116.

Fund Summary: Systematic Value Fund (formerly, Broad Cap Value Income Fund)
Investment Objective

The Fund seeks total return through capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	0.93%
Fee Waivers and/or Expense Reimbursements[1]	-0.30%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.63%
[1]	The Fund’s investment adviser, The Variable Annuity Life Insurance Company ("VALIC"), has contractually agreed to waive its advisory fee through September 30, 2020, so that the advisory fee payable by the Fund to VALIC equals 0.40% of average monthly net assets on the first $250 million, 0.35% on the next $250 million, 0.30% on the next $500 million, and 0.25% on assets over $1 billion. This agreement may be modified or discontinued prior to such time only with the approval of the Board of Directors of VALIC Company I ("VC I"), including a majority of the directors who are not "interested persons" of VC I as defined in the Investment Company Act of 1940, as amended.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses include expense reimbursements for year one. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
1 Year	3 Years	5 Years	10 Years
$64	$266	$485	$1,115
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment objective by investing primarily in equity securities of U.S. large- and mid-cap companies. Companies are determined to be large- or mid-cap based on the inclusion of their equity securities in the MSCI USA Value Index, whose constituents are companies that exhibit certain value qualities, as defined by the index provider, such as lower price-to-book ratios, lower prices relative to forecasted earnings, and higher dividend yields. Generally, these companies will have a market capitalization of at least $2 billion. The equity securities in which the Fund invests include common stock, preferred stock, convertible securities, rights and warrants.
The subadviser employs a proprietary, dynamic multi-factor approach to managing the Fund’s assets that is based on quantitative and qualitative research and analysis. In selecting securities, the subadviser seeks to allocate the Fund’s assets to equity securities that the subadviser believes share complementary factor exposures. Factors are characteristics that are important in explaining the returns and risks of a group of securities. Among the kinds of factors that the subadviser uses to select equity securities for the Fund are: (1) mean reversion (e.g., stocks that are inexpensive relative to their historical prices); (2) trend following (e.g., strong momentum and higher growth potential); (3) risk aversion (e.g., financially healthy, stable, and lower volatility companies); and (4) risk seeking (e.g., stocks that are typically more volatile, but may play an important role in overall portfolio diversification). The subadviser considers

Fund Summary: Systematic Value Fund (formerly, Broad Cap Value Income Fund)
tail risk diversification (i.e., seeking to manage the risk of a significant negative movement in the value of the Fund’s investments) when allocating to factors.
The subadviser may engage in frequent and active trading of portfolio securities to achieve the Fund’s investment objective.
In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Principal Risks of Investing in the Fund

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.
The following is a summary of the principal risks of investing in the Fund.
Management Risk. The investment style or strategy used by the Subadviser may fail to produce the intended result. The Subadviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.
Equity Securities Risk. The Fund invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Preferred Stock Risk. Unlike common stock, preferred stock generally pays a fixed dividend from a company’s earnings and may have a preference over common stock on the distribution of a company’s assets in the event of bankruptcy or liquidation. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Preferred stockholders typically do not have voting rights.
Convertible Securities Risk. Convertible security values may be affected by market interest rates, issuer defaults and underlying common stock values; security values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back the securities at a time unfavorable to the Fund.
Warrant Risk. A warrant entitles the holder to purchase a specified amount of securities at a pre-determined price. Warrants may not track the value of the securities the holder is entitled to purchase and may expire worthless if the market price of the securities is below the exercise price of the warrant.
Large- and Mid-Cap Company Risk. Investing in large- and mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large-cap companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.
Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.
Value Style Risk. Generally, “value” stocks are stocks of companies that the index provider believes are currently undervalued in the marketplace based on a combination of variables. The index provider’s calculation to identify a particular security that is undervalued in relation to the company’s fundamental economic value may prove incorrect and the price of the company’s stock may fall.
Quantitative Investing Risk. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments from the market as a whole or securities selected using only fundamental analysis. This may be the result of the factors used in building the quantitative analytical framework, the weights placed on each factor, and the accuracy of historical data supplied by third parties. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model.

Fund Summary: Systematic Value Fund (formerly, Broad Cap Value Income Fund)
Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
Active Trading Risk. High portfolio turnover rates that are associated with active trading may result in higher transaction costs, which can adversely affect the Fund’s performance. Active trading tends to be more pronounced during periods of increased market volatility.
Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the Russell 1000® Value Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Effective October 1, 2019, the Fund’s investment strategy changed from investing in a combination of U.S. and foreign equity securities to investing solely in U.S. equity securities.

Prior to October 1, 2019, the Fund was subadvised by Barrow, Hanley, Mewhinney & Strauss, LLC. Wellington
Management Company LLP ("Wellington Management") assumed subadvisory duties for the Fund on October 1, 2019.
During the 10-year period shown in the bar chart, the highest return for a quarter was 16.05% (quarter ended June 30, 2009) and the lowest return for a quarter was -16.93% (quarter ended September 30, 2011). The year-to-date calendar return as of June 30, 2019 was 15.53%.
Average Annual Total Returns (For the periods ended December 31, 2018)
	1 Year	5 Years	10 Years
Fund	-11.41%	4.80%	11.11%
Russell 1000® Value Index	-8.27%	5.95%	11.18%
Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company.
The Fund is subadvised by Wellington Management.
Portfolio Managers
Name and Title	Portfolio Manager of the Fund Since

Gregg R. Thomas, CFA Senior Managing Director and Portfolio Manager	2019
Thomas S. Simon, CFA, FRM Senior Managing Director and Portfolio Manager	2019

For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 116.

Fund Summary: Value Fund
Investment Objective

The Fund seeks long-term total return, which consists of capital appreciation and income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown, the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.78%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.94%
Fee Waivers and/or Expense Reimbursements[1]	-0.09%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]	0.85%
[1]	The Fund’s investment adviser, The Variable Annuity Life Insurance Company, has contractually agreed to reimburse the expenses of the Fund through September 30, 2020, so that the Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.85%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. This Expense Limitation Agreement will continue in effect from year to year thereafter unless terminated by the Board of Directors prior to any such renewal.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses include expense reimbursements for year one. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
1 Year	3 Years	5 Years	10 Years
$87	$291	$511	$1,146
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund attempts to achieve its objective by investing in common stocks of companies that the Subadviser has identified as financially sound but out-of-favor that provide above-average potential total returns and sell at below-average price/earnings multiples. The Fund employs a “bottom-up” approach, which is the use of fundamental analysis to select specific securities from a variety of industries. The Fund may buy securities issued by companies of any size or market capitalization range and at times might increase its emphasis on securities of issuers in a particular capitalization range. While the Fund does not limit its investments to issuers within a particular capitalization range, the portfolio manager currently focuses on securities of large-cap companies.
In addition to the common stocks described above, the Fund may invest in securities of foreign issuers, including emerging market securities.
In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Principal Risks of Investing in the Fund

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government

Fund Summary: Value Fund
entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.
The following is a summary of the principal risks of investing in the Fund.
Management Risk. The investment style or strategy used by the Subadviser may fail to produce the intended result. The Subadviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.
Equity Securities Risk. The Fund invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Currency Risk. Because the Fund’s foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Such gains or losses may be substantial.
Foreign Investment Risk. Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political, social and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.
Emerging Markets Risk. In addition to the risks associated with investments in foreign securities, emerging market securities are subject to additional risks, which cause these securities generally to be more volatile than securities of issuers located in developed countries.
Large- and Mid-Cap Company Risk. Investing in large- and mid-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large-cap companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of mid-cap companies may be more volatile than those of larger companies due to, among other reasons, narrower product lines, more limited financial resources and fewer experienced managers.
Small-Cap Company Risk. Investing primarily in small-cap companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.
Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prices of individual securities may fluctuate, sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.
Value Style Risk. Generally, “value” stocks are stocks of companies that a subadviser believes are currently undervalued in the marketplace. A subadviser’s judgment that a particular security that is undervalued in relation to the company’s fundamental economic value may prove incorrect and the price of the company’s stock may fall or may not approach the value the subadviser has placed on it.
Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio

Fund Summary: Value Fund
securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.
Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the Russell 1000® Value Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
From June 21, 2004 through March 14, 2011, OppenheimerFunds, Inc. (“Oppenheimer”) sub-advised the Fund. Effective March 14, 2011, Wellington Management Company LLP (“Wellington Management”) assumed sub-advisory duties of the Fund.
During the 10-year period shown in the bar chart, the highest return for a quarter was 19.34% (quarter ended June 30, 2009) and the lowest return for a quarter was -17.55% (quarter ended September 30, 2011). The year-to-date calendar return as of June 30, 2019 was 16.19%.
Average Annual Total Returns (For the periods ended December 31, 2018)
	1 Year	5 Years	10 Years
Fund	-9.88%	4.90%	11.30%
Russell 1000® Value Index	-8.27%	5.95%	11.18%
Investment Adviser

The Fund’s investment adviser is The Variable Annuity Life Insurance Company.
The Fund is subadvised by Wellington Management.
Portfolio Managers
Name and Title	Portfolio Manager of the Fund Since
Adam H. Illfelder, CFA Managing Director and Equity Portfolio Manager	2018
For important information about purchases and sales of Fund shares, taxes and payments to broker-dealers and other financial intermediaries, please turn to the section “Important Additional Information” on page 116.

Important Additional Information
Purchases and Sales of Portfolio Shares

Shares of the Funds may only be purchased or redeemed through Variable Contracts offered by the separate accounts of VALIC or other participating life insurance companies and through qualifying retirement plans (“Plans”) and IRAs. Shares of each Fund may be purchased and redeemed each day the New York Stock Exchange is open, at the Fund’s net asset value determined after receipt of a request in good order.
The Funds do not have any initial or subsequent investment minimums. However, your insurance company may impose investment or account value minimums. The prospectus (or other offering document) for your Variable Contract may contain additional information about purchases and redemptions of the Funds’ shares.
Tax Information

The Funds will not be subject to U.S. federal income tax on the net investment company taxable income or net capital gains distributed to shareholders as ordinary income dividends or capital gain dividends and the separate accounts that receive the dividends are not subject to tax. However, contractholders may be subject to federal income tax (and a federal Medicare tax of 3.8% that applies to net income, including taxable annuity payments, if applicable) upon withdrawal from a Variable Contract. Contractholders should consult the prospectus (or other offering document) for the Variable Contract for additional information regarding taxation.
Payments to Broker-Dealers and
Other Financial Intermediaries

The Funds are not sold directly to the general public but instead are offered to registered and unregistered separate accounts of VALIC and its affiliates and to Plans and IRAs. The Funds and their related companies may make payments to the sponsoring insurance company or its affiliates for recordkeeping and distribution. These payments may create a conflict of interest as they may be a factor that the insurance company considers in including the Funds as underlying investment options in a variable contract. Visit your sponsoring insurance company’s website for more information.

Additional Information About the Funds’ Investment Objectives, Strategies and Risks
The Funds’ investment objectives, principal investment strategies and principal risks are described in their respective Fund Summaries. In addition to the principal strategies described there, a Fund may from time-to-time invest in other securities and use other investment techniques. We have identified below those securities and techniques and the non-principal risks associated with them. Descriptions of these investments and risks are provided in the “Glossary” section under “Investment Terms” or “Investment Risks.”
From time to time, the Funds may take temporary defensive positions that are inconsistent with their principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. There is no limit on a Fund’s investments in money market securities for temporary defensive purposes. If a Fund takes such a temporary defensive position, it may not achieve its investment objective.
The principal investment objective and strategies for each of the Fund in this Prospectus are non-fundamental and may be changed by the Board of Directors of VALIC Company I (“VC I”) without investor approval. Investors will be given at least 60 days’ written notice in advance of any change to a Fund’s investment strategy that requires 80% of its net assets to be invested in certain types of securities described in the name of the Fund. References to “net assets” in the Fund Summaries take into account any borrowings for investment purposes by a Fund. Unless stated otherwise, all percentages are calculated as of the time of purchase.
The Funds enter into contractual arrangements with various parties, including, among others, the Funds’ investment adviser, The Variable Annuity Life Insurance Company (“VALIC” or the “Adviser”), who provide services to the Funds. Shareholders are not parties to, or intended (or “third-party”) beneficiaries, of those contractual arrangements and those contractual arrangements cannot be enforced by shareholders.
This Prospectus and the Statement of Additional Information (“SAI”) provide information concerning the Funds that you should consider in determining whether to purchase shares of the Funds. The Funds may make changes to this information from time to time. Neither this Prospectus nor the SAI is intended to give rise to any contract rights or other rights in any shareholder, other than any rights conferred by federal or state securities.
In addition to the securities and investment techniques described in this Prospectus, there are other securities and investment techniques in which the Funds may invest in limited instances. These other securities and investment techniques are listed in the SAI, which you may obtain free of charge (see back cover).
VALIC, as the investment adviser of VC I, initially allocates the assets of certain Funds that have more than one Subadviser in a manner designed to maximize investment efficiency as well as properly reflect the investment style and provide complementary fit within the Fund. VALIC allocates subscriptions and redemptions equally among the multiple Subadvisers, unless VALIC determines that a different allocation of assets would be in the best interest of the respective Fund and its shareholders. VALIC periodically reviews the asset allocation in each Fund to determine the extent to which a portion of assets managed by a Subadviser differs from that portion initially allocated to the Subadviser. If VALIC determines that the difference is significant, VALIC may effect a re-balancing of a Fund’s assets and adjustment of the Fund’s allocation of cash flows among Subadvisers. However, VALIC reserves the right to reallocate assets from one Subadviser to another when it would be in the best interests of a Fund and its shareholders to do so. VALIC makes such determination based on a number of factors including to maintain a consistent investment style and to better reflect a Fund’s benchmark or its peers. In some instances, the effect of the reallocation will be to shift assets from a better performing Subadviser to a portion of the Fund with a relatively lower total return.

Asset Allocation Fund
Within the stock sector, the Fund seeks appreciation of capital by selecting stocks of primarily large-cap companies that the Subadviser believes may participate in the growth of the nation’s economy. Within the bond sector, the Fund will generally seek high current income consistent with reasonable investment risk. The Fund’s fixed income securities may consist of investment grade

Additional Information About the Funds’ Investment Objectives, Strategies and Risks
U.S. dollar denominated emerging market debt in an amount which is the greater of up to 5% of total assets or the percentage represented within the Bloomberg Barclays U.S. Aggregate Bond Index as well as asset-backed securities and lower rated high yield fixed income securities (“junk bonds”). Within the money market sector, the Fund seeks the highest level of current income consistent with liquidity, stability, and preservation of capital.
The Fund may also use exchange-traded funds (“ETFs”) to achieve access to a diversified portfolio of foreign securities, including emerging market securities, and domestic small cap stocks.
The Fund is also subject to the following additional risks: Investment Company Risk, Emerging Markets Risk, Small-Cap Company Risk, Mortgage and Asset-Backed Securities Risk, Non-Mortgage Asset-Backed Securities Risk, Junk Bond Risk, and Growth-Style Risk.
Blue Chip Growth Fund
In selecting investments for the Fund, the Subadviser focuses on companies with leading market positions, seasoned management, and strong financial fundamentals. The Subadviser’s investment approach reflects the belief that solid company fundamentals (with emphasis on strong growth in earnings per share or operating cash flow) combined with a positive industry outlook will ultimately reward investors with strong investment performance. Some of the companies the Subadviser targets will have good prospects for dividend growth. The Fund may at times invest significantly in stocks of information technology companies.
In pursuing its investment objective, the Fund’s Subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, such as when it perceives an opportunity for substantial appreciation. These situations might arise when the Fund’s Subadviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development.
While most assets will be invested in common stocks, other securities may also be purchased to achieve the Fund’s objective, including futures and options, ETFs, foreign securities, including American Depositary Receipts (“ADRs”), emerging market securities and other non-dollar denominated securities traded outside of the United States. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
The Fund is also subject to the following additional risks: Currency Risk, Foreign Investment Risk, Emerging Markets Risk, Depositary Receipts Risk, Currency Risk, Investment Company Risk, and Derivatives Risk.
Capital Conservation Fund
The Fund may also invest in investment grade U.S. dollar denominated emerging market debt in an amount which is the greater of up to 5% of total assets or the percentage represented within the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund may acquire common stocks by conversion of income bearing securities or by exercising warrants attached to income bearing securities. The Fund may hold up to 10% of its assets in common stocks.
The Fund is also subject to the following additional risks: Convertible Securities Risk, Equity Securities Risk, Currency Risk, Foreign Investment Risk and Emerging Markets Risk.
Core Equity Fund
The Subadviser’s investment strategy is a conservative, long-term approach which is a blend of top-down sector analysis and bottom-up security selection.
Top-Down Sector Analysis. The Subadviser analyzes the macroeconomic and investment environment, including an evaluation of economic conditions, U.S. fiscal and monetary policy, demographic trends and investor sentiment. Through top-down analysis, the Subadviser anticipates trends and changes in markets in the economy as a whole and identifies industries and sectors that are expected to outperform.
Bottom-Up Security Selection. Bottom-up security selection consists of the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its management, business environment, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of value.
In addition to common stocks, the Fund may invest in preferred stocks and convertible securities in an effort to achieve its objective. The Fund may also use futures contracts to manage the Fund’s cash position.
The Fund is also subject to the following additional risks: Convertible Securities Risk, Preferred Stock Risk, Derivatives Risk, Depositary Receipts Risk, Foreign Investment Risk, and Investment Company Risk.

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Dividend Value Fund
Equity securities include common stock, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock. Convertible securities are generally debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (e.g., debt security convertibles) or dividends (preferred stock). A convertible’s value usually reflects both the stream of current income payments and the market value of the underlying common stock. Preferred stock is a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may also be convertible into common stock.
BlackRock selects investments for the Fund that it believes will both increase in value over the long-term and provide current income, focusing on investments that will do both instead of those that will favor current income over capital appreciation. SunAmerica Asset Management, LLC (“SunAmerica”) will select up to thirty high dividend yielding common stocks, which will be evaluated and adjusted at the discretion of the portfolio manager on an annual basis. The first ten stocks selected will represent the ten highest yielding stocks within the Dow Jones Industrial Average. The next twenty stocks will be selected from the Russell 1000® Index, although stocks in the financials and utilities sectors will generally be excluded from this twenty stock selection process. Certain stocks in the Russell 1000® Index may also be excluded as a result of liquidity screens or industry-related caps applied during the selection process. The selection criteria used to select stocks for the twenty stock portion of the component of the Fund sub-advised by SunAmerica will generally include dividend yield as well as a combination of factors that relate to profitability and valuation. Selections for the Fund may include securities of foreign issuers. While the securities selection process will take place on an annual basis, the portfolio managers may, from time to time, substitute certain securities for those selected for the Fund or reduce the position size of a portfolio security in between the annual rebalancing, under certain limited circumstances. These circumstances will generally include where a security held by the Fund no longer meets the dividend yielding criteria, when the value of a security becomes a disproportionately large percentage of the Fund’s holdings, or when the size of the Fund’s position in the security has the potential to create market liquidity or other issues in connection with the annual rebalancing or efficient management of the Fund, or to maintain an industry-related cap, each in the discretion of the portfolio managers. The annual consideration of the stocks that meet the selection criteria will take place on or about August 31.
Dynamic Allocation Fund
Understanding the Fund
The Fund’s design is based on well-established principles of asset allocation and diversification, combined with an overlay strategy designed to adjust the Fund’s net equity exposure to maintain a relatively constant exposure to equity market volatility over time. The Fund has two separate components: the Fund-of-Funds Component and the Overlay Component.
The Fund-of-Funds Component (70%-90%)
The Fund’s Fund-of-Funds Component will invest substantially all of its assets in Underlying Funds that are series of VC I or VC II.
SunAmerica establishes a target allocation between the two broad asset classes (equity and fixed income) within a range of 50% to 80% of the Fund-of-Funds Component’s assets allocated to Underlying Funds that invest primarily in equities and 20% to 50% of its assets to fixed income securities or instruments through Underlying Funds and direct investments.
SunAmerica considers a variety of factors, including the relationships between the various asset classes and their long-term outlook for risk and return characteristics, to determine the target allocations between the following asset classes: large cap, mid cap, small cap, foreign equity, and fixed income securities. In selecting the Underlying Funds through which to achieve the asset allocation targets, SunAmerica considers, among other factors, the Underlying Funds’ investment objectives, policies, investment processes, historic performance, expenses, investment teams, reputation of the sub-advisers, and any diversification benefit to the overall Fund’s holdings. The Fund-of-Funds Component is designed to include allocations to Underlying Funds that vary with respect to sub-advisers, investment process, and investment style (such as deep value versus relative value), and in some cases may include index funds or funds with passively-managed components.
SunAmerica may add new Underlying Funds, replace existing Underlying Funds or change the Fund’s asset allocation among the Underlying Funds, without notice to investors, depending upon, among other factors, changing market environment, changes to target asset allocations, changes to the investment personnel, investment process, performance or criteria for holdings of the Underlying Funds, or the availability of other

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Underlying Funds that may provide a better diversification benefit to the Fund. If a new Underlying Fund is selected or the allocation to an existing Underlying Fund is adjusted by SunAmerica, a corresponding shift of allocations among the remaining Underlying Funds generally will result. While the Fund retains the ability to invest in an Underlying Fund that holds only money market securities, it does not anticipate doing so for liquidity purposes, but it may so invest to manage interest rate risks. The Fund may use daily cash flows to maintain the Underlying Funds’ weights near the target or to change target allocations. In some cases, sales and purchases of Underlying Funds may be used to move Underlying Fund weights towards the target more quickly. Sales and purchases of Underlying Funds by the Fund may lead to increased portfolio turnover within the Underlying Funds. In the event of such redemptions or investments, the Underlying Fund could be required to sell securities or to invest cash at a time when it is not advantageous for the Underlying Fund to do so.
Appendix A to this Prospectus lists the Underlying Funds in which the Fund may invest its assets, as of the date of this Prospectus, along with their investment goal and principal strategies, risks and investment techniques. SunAmerica may add new Underlying Fund investments or replace existing Underlying Fund investments for the Fund at any time without prior notice to shareholders. In addition, the investment goal and principal strategies, risks and investment techniques of the Underlying Funds held by the Fund may change over time. In addition, the investment goal and principal strategies, risks and investment techniques of the Underlying Funds held by the Fund may change over time. Additional information regarding the Underlying Funds is included in the summary prospectuses and statutory prospectuses, dated October 1, 2019 for those funds of VC I, and dated January 1, 2019 for those funds of VC II. Copies of the summary prospectuses and statutory prospectuses may be obtained free of charge by calling or writing the Underlying Companies at the telephone number or address on the back cover page of this Prospectus.
The Fund may invest in any or all of the Underlying Funds, but will not normally invest in every Underlying Fund at any particular time. There may be limits on the amount of cash inflows some Underlying Funds may accept from investors, including the Fund. Valic may take into account these capacity considerations when allocating investments among the Underlying Funds. In some instances, Valic may allocate capacity in certain Underlying Funds to other investors, which may have the effect of limiting the Fund’s opportunity to invest in the Underlying Fund.
Although the Fund-of-Funds Component’s investments in the Underlying Funds attempt to achieve the target allocation to equity and fixed income Underlying Funds, as set forth in the Fund Summary, the actual allocations may be different from the target. Actual allocations may differ from target allocations due to, among other things, changes to the Underlying Funds’ asset values due to market movements or because of a recent change in the target allocation. Fund cash flows may be used to maintain or move Underlying Funds towards the target allocation, although SunAmerica may, from time to time, rebalance allocations to correspond to the target allocations through either, purchases and sales of Underlying Funds, or through allocating Fund cash flows below or above the target allocations. When SunAmerica rebalances the Underlying Funds to its target allocation (whether through cash flow allocations or purchases or sales), it does so based on the most recent value of the Underlying Funds, which may be higher or lower than the value on the date of purchase.
The Fund-of-Funds Component seeks capital appreciation primarily through its investments in Underlying Funds that invest in equity securities. These investments may include Underlying Funds that invest in equity securities of both U.S. and non-U.S. companies of all market capitalizations with above average growth potential, but are expected to include to a lesser extent Underlying Funds that invest primarily in small- and mid-cap U.S. companies and foreign companies. The Fund normally does not expect to have more than 25% of its total assets allocated to Underlying Funds investing primarily in foreign securities, and no more than 5% of its total assets to Underlying Funds investing primarily in emerging markets. The Fund-of-Funds Component seeks to achieve current income through its investments in Underlying Funds that primarily invest in fixed income securities, including both U.S. and foreign investment grade securities, but no more than 5% of the Fund’s total assets are expected to be invested in Underlying Funds investing primarily in high-yield, high-risk bonds (commonly known as “junk bonds”). Please note that the Acquired Fund Fees and Expenses of the Underlying Funds, as set forth in the Fund Summary, could change as the Underlying Funds’ asset values change or through the addition or deletion of Underlying Funds. Because of the costs incurred by the Fund in connection with its investment in the Underlying Funds, the costs of investing in the Underlying Funds through the Fund will generally be higher than the cost of investing in an Underlying Fund directly. The Fund, as a shareholder, will pay its share of the Underlying Funds’ expenses as well as the Fund’s own expenses. Therefore, an investment in the Fund may

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result in the duplication of certain expenses. Investors may be able to realize lower aggregate expenses by investing directly in the Underlying Funds instead of the Fund. An investor who chooses to invest directly in the Underlying Funds would not, however, receive the asset allocation services provided by SunAmerica or the services of the Subadviser in connection with the Overlay Component. In addition, certain Underlying Funds may not be available as investment options under your Variable Contract.
The Overlay Component (10%-30%)
The Overlay Component comprises the remaining 10% to 30% of the Fund’s total assets. The Overlay Component will invest in fixed income securities to generate current income and to serve as collateral for derivatives transactions. The Overlay Component will also invest in short-term investments to manage the overall Fund’s daily cash flows and liquidity needs and to serve as collateral for derivative transactions. The Overlay Component may also increase or reduce the Fund’s net equity exposure through stock index futures, stock index options, options on stock index futures, and stock index swaps (“Stock Index Instruments”). If AllianceBernstein determines that the Stock Index Instruments are not being accurately priced by the market in relation to the price of the actual stocks in the S&P 500® Index, AllianceBernstein may invest in stock positions directly to emulate the index until such time as the Stock Index Instruments’ valuations return to fair value.
The Fund’s investment in derivative instruments will be used to increase or decrease the Fund’s overall net equity exposure, and therefore, its volatility and return potential. High levels of volatility may result from rapid and dramatic price swings. Through the use of derivative instruments, AllianceBernstein may adjust the Fund’s net equity exposure down to a minimum of 25% or up to a maximum of 100%, although the Fund’s average net equity exposure over long-term periods is expected to be approximately 60%-65%. For example, when the market is in a state of higher volatility, AllianceBernstein may decrease the Fund’s net equity exposure by taking a short position in derivative instruments. The use of derivatives in this manner may expose the Fund to leverage when the Fund’s index futures position is larger than the collateral backing it. Trading in the Overlay Component will be managed in accordance with established guidelines in an attempt to maintain a relatively stable exposure to equity market volatility over time, subject to minimum and maximum net equity exposure ranges.
The Fund’s performance may be lower than similar fund that do not seek to manage their equity exposure. If
AllianceBernstein increases the Fund’s net equity exposure and equity markets decline, the Fund may underperform traditional or static allocation funds. Likewise, if AllianceBernstein reduces the Fund’s net equity exposure and equity markets rise, the Fund may also underperform traditional or static allocation funds. Efforts to manage the Fund’s volatility may also expose the Fund to additional costs. In addition, AllianceBernstein will seek to reduce exposure to certain downside risks by purchasing equity index put options that aim to reduce the Fund exposure to certain severe and unanticipated market events that could significantly detract from returns.
In addition to managing the Fund’s net equity exposure as described above, AllianceBernstein will, within established guidelines, manage the Overlay Component in an attempt to generate income, manage Fund cash flows and liquidity needs, and manage collateral for the derivative instruments. AllianceBernstein will manage the fixed income investments of the Overlay Component by investing only in securities rated investment grade or higher by a nationally recognized statistical rating organization, or, if unrated, determined by AllianceBernstein to be of comparable quality. A portion of the Overlay Component may be held in short-term investments as needed, in order to manage daily cash flows to or from the Fund or to serve as collateral.
AllianceBernstein uses a proprietary system to help it estimate the Fund’s expected volatility. The proprietary system used by AllianceBernstein may perform differently than expected and may negatively affect performance and the ability of the Fund to maintain its volatility within its target volatility level for various reasons, including errors in using or building the system, technical issues implementing the system, data issues and various non-quantitative factors (e.g., market or trading system dysfunctions, and investor fear or over-reaction).
Emerging Economies Fund
The Subadviser believes that emerging markets are generally inefficient as demonstrated by the high and variable volatility of many emerging markets and individual companies in these markets. Corporate disclosure and transparency can vary widely thereby exacerbating the inefficiency of these markets and offering opportunities to experienced, well-informed active investors.
In managing the Fund, the Subadviser adheres to a disciplined process for stock selection and portfolio construction. A proprietary multi-factor model is used to quantitatively rank securities in the Fund’s investment universe, which the Subadviser uses to select securities.

Additional Information About the Funds’ Investment Objectives, Strategies and Risks
Securities held in the Fund that the Subadviser believes have become over-valued and/or whose factor signals have deteriorated materially may be sold and are generally replaced with more attractive securities, on the basis of the Subadviser’s disciplined investment process.
The portfolio construction process controls for sector and industry weights, number of stocks held, and position size. Risk or factor exposures are actively managed through portfolio construction.
The Fund has access to the Subadviser’s currency specialists in determining the extent and nature of the Fund’s exposure to various foreign currencies. The Fund may also use participatory notes in the management of portfolio assets. Participatory notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. The Subadviser typically uses participatory notes to access foreign markets to which the Fund lacks direct access. The Fund may also use exchange-traded futures to manage the Fund’s cash position.
The Fund is also subject to the following additional risk: Participatory Notes Risk.
Global Real Estate Fund
Real estate and real-estate companies in which the Fund may invest include (i) real estate investment trusts (“REITs”) or other real estate operating companies that (a) own property, (b) make or invest in short-term construction and development mortgage loans, or (c) invest in long-term mortgages or mortgage pools, and (ii) companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.
The Fund may also invest in other equity securities and debt securities including mortgage-backed securities, U.S. Treasury and agency bonds and notes. The Fund may invest up to 10% of net assets in non-investment grade debt securities (commonly known as “junk bonds”).
The Fund is also subject to the following additional risks: Convertible Securities Risk, Credit Risk, Junk Bond Risk, Interest Rate Risk, Mortgage-Backed Securities Risk, Preferred Securities Risk and U.S. Government Obligations Risk.
Global Strategy Fund
Each Subadviser’s investment philosophy is bottom-up, value-oriented, and long-term. Templeton Investment manages the Fund’s equity investments and Franklin Advisers manages the Fund’s debt investments.
In choosing equity investments, Templeton Investment will focus on the market price of a company’s securities relative to its evaluation of the company’s potential long-term earnings, asset value and cash flow. A company’s historical value measures, including price/earnings ratio, profit margins, and liquidation value, will also be considered, but are not limiting factors.
In choosing debt investments, Franklin Advisers allocates its assets among issuers, geographic regions, and currencies based upon its assessment of relative interest rates among currencies, Franklin Advisers’ outlook for changes in interest rates, and credit risks. The Fund may invest in debt securities that are rated below investment grade or, if unrated, determined by the Subadvisers to be of comparable quality, including high yield debt securities and debt securities that are in default at the time of purchase. Many debt securities of non-U.S. issuers, and especially emerging market issuers, are rated below investment grade or are unrated so that their selection depends on the Subadviser’s internal analysis.
Franklin Advisers may, on behalf of the Fund, enter into various currency related transactions involving derivative instruments, including currency and cross currency forwards, and currency and currency index futures contracts (such futures will be limited to 5% of total fund assets). The use of these derivatives may allow the Fund to obtain exposure to selected currencies. These derivative instruments may be used for hedging purposes, to enhance Fund returns, to obtain exposure to various market sectors or for investment purposes.
Government Money Market I Fund
All Government Money Market I Fund investments must comply with the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules adopted by the Securities and Exchange Commission (“SEC”).
Government Securities Fund
U.S. Government securities are issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Some U.S. Government securities are issued or unconditionally guaranteed by the U.S. Treasury. Such securities are high quality debt securities. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. Government securities are neither

Additional Information About the Funds’ Investment Objectives, Strategies and Risks
direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.
The Fund is also subject to the following additional risk: Derivatives Risk.
Growth Fund
The Passive Manager primarily seeks to track its sleeve’s Underlying Index by investing in all or substantially all of the stocks included in the Underlying Index, (i.e., S&P 500® Growth Index) a strategy known as “replication.” The Passive Manager may, however, utilize an “optimization” strategy in circumstances in which replication is difficult or impossible, such as if the Fund has low asset levels and cannot replicate, to reduce trading costs or to gain exposure to securities that the Portfolio cannot access directly. The goal of optimization is to select stocks which ensure that characteristics such as industry weightings, average market capitalizations and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Underlying Index. Stocks not in the Underlying Index may be held before or after changes in the composition of the Underlying Index or if they have characteristics similar to stocks in the Underlying Index. Because the Fund may not always hold all of the stocks included in the Underlying Index, and because the Fund has expenses and the Underlying Index does not, the passively managed portion of the Fund will not duplicate the Underlying Index’s performance precisely. However, the Passive Manager believes there should be a close correlation between the Underlying Index’s performance and that of the sleeve of the Fund that tracks the performance of the Underlying Index, in both rising and falling markets.
Companies in the actively managed sleeve of the Fund’s portfolio are selected through a process of both top-down macro-economic analysis of economic and business conditions, and bottom-up analysis of the business fundamentals of individual companies. The Fund will emphasize common stock of companies with mid to large stock market capitalizations; however, the Fund also may invest in the common stock of small companies. The stocks are selected from a universe of companies that Fund management believes have above average growth potential. Fund management will make investment decisions based on judgments regarding several valuation parameters relative to anticipated rates of growth in earnings and potential rates of return on equity.
The Fund may invest to a limited extent in the following types of investments: convertible securities, preferred stocks, rights and warrants, fixed-income securities, other investment companies including ETFs, illiquid securities, privately placed and restricted securities and repurchase agreements and purchase and sale contracts.
The Fund may also use futures contracts for both hedging and non-hedging purposes including, for example, to hedge its portfolio against market, interest rate and currency risks, to enhance Fund returns and to manage its cash position. The Fund currently intends to use futures contracts in non-principal amounts.
The Fund is also subject to the following additional risks: Credit Risk, Interest Rate Risk, U.S. Government Obligations Risk, Foreign Sovereign Debt Risk, Derivatives Risk, Hedging Risk, Counterparty Risk, Convertible Securities Risk, Investment Company Risk, Privately Placed Securities Risk, Risks of Leverage, Liquidity Risk, Repurchase Agreements and Purchase and Sale Contracts Risk, Preferred Stock Risk and Warrant Risk.
Growth & Income Fund
The Fund leverages the stock level insights of a broad, experienced team of large-cap equity research analysts. Each analyst is a sector specialist, conducting original proprietary fundamental research on the companies in their area of expertise. Each analyst seeks to select stocks in which they have a high degree of confidence and where a compelling risk/reward relationship exists. The constant interaction among the research analyst team, portfolio managers and broader organization promotes dynamic discussions by which the portfolio managers keep abreast of market developments and potential investment opportunities.
The securities considered for investment are issued by companies with a market capitalization of above $1 billion.
The Subadviser’s proprietary dividend discount model is used to capture the analysts’ insights. The main factor in the dividend discount model is the forecasts of company earnings and dividends, which are determined by extensive analysis of each company’s business outlook and financial situation. These earnings and dividend forecasts, in turn, are derived from data from profit/loss

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accounts, company balance sheets and cash flow statements.
Long-term forecasts of future earnings, cash flows and dividends, as well as a stock’s current price, are key factors in the Subadviser’s valuation model and are used to generate dividend discount rates (“DDR”). This helps determine if a stock is cheap or expensive.
Each stock under coverage is categorized into an industry sector. Stocks are ranked into quintiles within their respective sectors based on DDRs. The DDRs are compared daily to rank stocks from those deemed to be the most attractive to the least attractive within each industry sector. The most undervalued stocks are ranked in the first quintile while the most overvalued stocks are ranked in the fifth quintile.
The Fund may also invest in bonds, preferred stocks, convertible stocks and warrants in addition to common stocks.
The Fund is also subject to the following additional risks: Credit Risk, Interest Rate Risk, Preferred Stock Risk and Convertible Securities Risk.
Health Sciences Fund
In pursuing its investment objective, the Fund will use fundamental, bottom-up analysis that seeks to identify high-quality companies and the most compelling investment opportunities. In general, the Fund will follow a growth investment strategy, seeking companies whose earnings are expected to grow faster than inflation and the economy in general. When stock valuations seem unusually high, however, a “value” approach, which gives preference to seemingly undervalued companies, may be emphasized. The Fund generally seeks to invest in companies that are developing new and effective medicines, as well as in companies whose business models reduce costs or improve quality in health care systems.
Options will be used by the Subadviser mainly to protect against downside risk or to enhance the Fund’s income. Writing call options on securities that it owns exposes the Fund to the risk that it will have to sell those securities at a price below their market value and forgo the benefit otherwise available from an increase in the value of the securities. Writing put options exposes the Fund to the risk that it will have to purchase securities at a price above their market value and can increase Fund losses if the value of the securities declines. Losses associated with these risks can exceed any premium income received by the Fund for writing options.
While most assets will be invested in common stocks and options, the Subadviser may employ other strategies that are not considered part of the Fund’s principal investment strategies. From time to time, the Subadviser may invest in securities other than common stocks and use derivatives that are consistent with its investment program. For instance, the Subadviser may invest, to a limited extent, in futures. Any investments in futures would typically serve as an efficient means of gaining exposure to certain markets, or as a tool to manage cash flows into and out of the Fund and maintain liquidity while being invested in the market. To the extent the Fund invests in futures, it could be exposed to potential volatility and losses greater than direct investments in the contract’s underlying assets.
The Subadviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or re-deploy assets into more promising opportunities.
Inflation Protected Fund
Inflation-indexed fixed income securities issued by a foreign government or foreign corporation are adjusted to reflect an inflation index comparable to the CPI-U calculated by that government.
Repayment of the original principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation protected bonds (“TIPS”), even during a period of deflation. However, the current market value of the fixed income security is not guaranteed, and will fluctuate. Inflation-indexed fixed income securities, other than TIPS, may not provide a similar guarantee and are supported only by the credit of the issuing entity. If a guarantee of principal is not provided, the adjusted principal value of the fixed income security repaid at maturity may be less than the original principal.
Inflation-indexed fixed income securities issued by corporations may be similar to TIPS, but are subject to the risk of the corporation’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. There are many different types of corporate bonds, and each bond issue has specific terms.
The Fund’s share price and total return may fluctuate within a wide range, similar to the fluctuations of the overall fixed income securities market. The value of inflation-indexed fixed income securities is expected to change in response to changes in real interest rates. Real

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interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed fixed income securities. In contrast, if nominal interest rates increased at a faster rate than inflation, then real interest rates might rise, leading to a decrease in value of inflation-indexed fixed income securities.
“Real return” equals total return less the estimated rate of inflation, which is typically measured by the change in an official inflation measure. “Nominal interest rate” equals the sum of the real interest rate and the expected rate of inflation.
The Fund may also invest to a limited extent in high yield debt securities (“junk bonds”), futures, mortgage- or asset-backed securities, provided such investments in derivative instruments are consistent with the Fund’s investment policy for hedging and non-hedging purposes.
The Fund is also subject to the following additional risks: Junk Bond Risk, Derivatives Risk, Liquidity Risk, Mortgage-Backed Securities Risk, Non-Mortgage Asset-Backed Securities Risk, and Hedging Risk.
International Equities Index Fund
Unlike the Fund, the Index is an unmanaged group of securities, so it does not incur operating expenses and other investment overhead. An investor cannot invest directly in an index. Factors that contribute to differences in performance between an index fund and its index are called tracking differences. An index fund seeks to minimize tracking error versus the benchmark.
The tracking difference is reviewed periodically by the Subadviser. If the Fund does not accurately track the Index, the Subadviser will rebalance the Fund’s portfolio by selecting securities which will provide a more representative sampling of the securities in the Index as a whole or the sector diversification within the Index, as appropriate.
The Fund may also invest in futures contracts and other derivatives in order to help the Fund’s liquidity and to manage its cash position. If the market value of the futures contracts is close to the Fund’s cash balance, then that helps to minimize the tracking error, while helping to maintain liquidity. The Fund currently intends to use futures and other derivatives in non-principal amounts.
The Fund is subject to the following additional risk: Derivatives Risk.
International Government Bond Fund
Futures and options include covered put and call options on foreign currencies, listed put and call options on currencies, and listed and unlisted foreign currency futures contracts.
The Fund uses a blend of the FTSE World Government Bond Index and the JP Morgan EMBI Global Diversified Index as a guide for choosing countries in which to invest, though the Fund may invest in securities in other countries not represented in either benchmark.
International Growth Fund
The Fund’s subadviser utilizes fundamental research to drive the investment process. The subadviser studies on an ongoing basis company developments, including business strategy and financial results.
The Fund may also invest in privately placed and restricted securities. In addition, the Fund may invest in currency options to enhance returns or hedge against the decline in the value of a currency. Derivative instruments used by the Fund will be counted toward the Fund’s exposure in the types of securities listed in the Fund Summary to the extent that they have economic characteristics similar to such securities. The Fund will not concentrate its assets in any single industry but may from time to time invest a higher percentage of its assets in companies conducting business in various industries within an economic sector.
The Fund is subject to the following additional risks: Cyber Security Risk, Derivatives Risk, Counterparty Risk, Privately Placed Securities Risk and Sector Risk.
International Socially Responsible Fund
Since the Fund’s definition of social criteria is not “fundamental,” VC I’s Board of Directors may change it without shareholder approval. When deciding to make changes to the criteria, the Board will consider, among other things, new or revised state laws that govern or affect the investments of public funds.
International Value Fund
The Fund may use futures or forward foreign currency contracts to manage risk or to enhance return.

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The Fund is also subject to the following additional risks: Credit Risk, Interest Rate Risk, Foreign Sovereign Debt Risk and U.S. Government Securities Risk.
Large Cap Core Fund
The Subadviser combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio. In selecting investments, the Subadviser considers, among other factors:
•	Various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, price-to-book value and discounted cash flow. The Subadviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;
•	Potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors;
•	The financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation; and/or
•	Overall economic and market conditions.
The Subadviser may sell a security when the security’s price reaches a target set by the Subadviser; if the Subadviser believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects; if other investments are more attractive; or for other reasons.
The Fund will not concentrate its assets in any single industry but may from time to time invest a higher percentage of its assets in companies conducting business in various industries within an economic sector.
The Fund will be able to invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes including, for example, to produce incremental earnings, to hedge existing positions, to provide a substitute for a position in an underlying asset, to increase or reduce market or credit exposure, or to increase flexibility.
The Fund is also subject to the following additional risks: Derivatives Risk, Junk Bond Risk, Convertible Securities Risk, Preferred Stock Risk and Unseasoned Issuer Risk.
Large Capital Growth Fund
The Fund’s Subadviser uses an active bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors may also be considered.
The Fund may also invest to a lesser extent in preferred stock and convertible securities.
The Fund will not concentrate its assets in any single industry but may from time to time invest a higher percentage of its assets in companies conducting business in various industries within an economic sector.
The Fund is subject to the following additional risks: Preferred Stock, Convertible Securities and Sector Risk.
Mid Cap Index Fund
Because the companies whose stocks are owned by the Fund are mid-cap companies, they have more potential to grow than large-cap stocks, which means the value of their stock may increase. An index fund holding nearly all of the 400 stocks in the Index avoids the risk of individual stock selection and seeks to provide the return of the mid-cap company sector of the market. On average that return has been positive over many years but can be negative at certain times. There is no assurance that a positive return will occur in the future.
Unlike the Fund, the Index is an unmanaged group of securities, so it does not incur operating expenses and other investment overhead. An investor cannot invest directly in an index. Factors that contribute to differences in performance between an index fund and its index are called tracking differences.
If the Fund does not accurately track the Index, the Subadviser will rebalance the Fund’s portfolio by selecting securities which will provide a more representative sampling of the securities in the Index as a whole or the sector diversification within the Index, as appropriate.
The Fund may invest up to 33 1⁄3% of total assets in futures and options, and up to 20% of net assets in equity securities that are not in the Index, high quality money

Additional Information About the Funds’ Investment Objectives, Strategies and Risks
market securities, and illiquid securities. The Fund currently uses futures to manage its cash position but currently has no intention to invest more than a non-principal amount of total assets in such derivatives.
The Fund is also subject to the following additional risks: Derivatives Risk, Preferred Stock Risk, Convertible Securities Risk, Risks of Investing in Money Market Securities and Liquidity Risk.
Mid Cap Strategic Growth Fund
The Subadvisers’ investment process follows a flexible investment program in seeking to achieve the Fund’s investment objective. The Subadvisers seek to invest in established and emerging high quality companies they believe have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Subadvisers typically favor companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward. A Subadviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.
The Fund may purchase and sell options, futures contracts and options on futures contracts for hedging purposes.
The Fund may invest up to 10% of its net assets in real estate investment trusts (“REITs”). The Fund may invest in fixed income securities and initial public offerings (“IPOs”).
The Fund may invest in privately placed securities. In addition, the Fund may invest in convertible securities.
The Fund may utilize foreign currency forward exchange contracts, which are derivatives, in connection with its investments in foreign securities.
The Fund is also subject to the following additional risks: Convertible Securities Risk, Credit Risk, Currency Risk, Derivatives Risk, Hedging Risk, Interest Rate Risk, IPO Risk, Liquidity Risk and REITs Risk.
Nasdaq-100® Index Fund
Unlike the Fund, the Index is an unmanaged group of securities, so it does not incur operating expenses and other investment overhead. An investor cannot invest directly in an index. Factors that contribute to differences in performance between an index fund and its index are called tracking differences.
If the Fund does not accurately track the Index, the Subadviser will rebalance the Fund’s portfolio by selecting securities which will provide a more representative sampling of the securities in the Index as a whole or the sector diversification within the Index, as appropriate.
Science & Technology Fund
Some of the industries likely to be included in the Fund’s portfolio are:
•	Information technology, including software, services, hardware, semiconductors and technology equipment;
•	Telecommunication equipment and services;
•	Health care, including pharmaceuticals, biotechnology, life sciences, and health care equipment and services;
•	Professional services;
•	Media, including advertising, broadcasting, cable and satellite, movies and entertainment, and publishing;
•	Internet commerce and advertising;
•	Alternative energy;
•	Aerospace and defense; and
•	Materials and chemicals.
The Fund’s holdings can range from small, unseasoned companies developing new technologies to large firms with established track records of developing and marketing technology.
Generally, the Fund’s Subadvisers seek to identify companies with earnings and sales growth. In addition, the Subadvisers have the discretion to purchase some securities that do not meet their normal investment criteria when they perceive an opportunity for substantial appreciation. These situations might arise when the Fund’s Subadvisers believe a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development.
The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or re-deploy assets into more promising opportunities.
The Fund is also subject to the following additional risk: Special Situations Risk.
Small Cap Aggressive Growth Fund
The Subadviser’s investment team employs both rigorous fundamental analysis and quantitative screening to identify potential investment candidates that the investment team believes will produce sustainable

Additional Information About the Funds’ Investment Objectives, Strategies and Risks
earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the investment team’s expectation of the potential reward relative to risk of each security based on the investment team’s proprietary earnings calculations.
Small Cap Fund
In pursuing the Fund’s investment objective, the Subadvisers have the discretion to purchase securities that do not meet their normal investment criteria when they perceive an opportunity for substantial appreciation. These situations might arise when a Subadviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a new product introduction or innovation, or a favorable competitive development. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or re-deploy assets into more promising opportunities.
Stock selection may reflect a growth or a value investment approach or a combination of both. For example, if a company’s price/earnings ratio is attractive relative to the underlying earnings growth rate, it would be classified as a growth stock. A value stock is one where the stock price appears undervalued in relation to earnings, projected cash flow, or asset value per share.
A portion of the Fund is passively managed using a statistically driven approach.
The Fund’s investments are expected to be widely-diversified by industry and company.
The Fund is also subject to the following additional risks: Currency Risk and Foreign Investment Risk.
Small Cap Index Fund
The Fund, which holds a large sampling of the 2,000 stocks in the Russell 2000® Index, seeks to avoid the risks of individual stock selection and to provide the return of the smaller-sized company sector of the market. On average that return has been positive over the years but has also been negative at certain times. There is no assurance that a positive return will occur in the future. Because the companies whose stocks the Fund owns are small, their stock prices may fluctuate more over the short-
term, but they have more potential to grow than large- or mid-cap stocks. This means their stock value may offer greater potential for appreciation.
Unlike the Fund, the Index is an unmanaged group of securities, so it does not incur operating expenses and other investment overhead. An investor cannot invest directly in an index. Factors that contribute to differences in performance between an index fund and its index are called tracking differences.
If the Fund does not accurately track the Index, the Subadviser will rebalance the Fund’s portfolio by selecting securities which will provide a more representative sampling of the securities in the Index as a whole or the sector diversification within the Index, as appropriate.
The Fund may invest up to 20% in assets that are not part of the Index. These investments will generally consist of common stock, illiquid securities, and high quality money market securities. The Fund may also invest up to 33 1⁄3% in futures and options to manage the Fund’s cash position.
The Fund is also subject to the following additional risks: Derivatives Risk, Liquidity Risk, and Risks of Investing in Money Market Securities.
Small Cap Special Values Fund
Typical investments of the Fund include stocks of companies that have low price-to-earnings ratios, are generally out of favor in the marketplace, are selling significantly below their stated or replacement book value or are undergoing reorganizations or other corporate action that may create above-average price appreciation.
While the Fund normally invests at least 80% of its net assets in common stocks of U.S. companies, the Fund may invest the remaining 20% of its net assets in other types of securities including those that fall outside the range of the Russell 2000® Index. The Fund intends to invest in such instruments only to a limited extent. Such investments and the limitations in such investments are as follows: foreign securities, including securities of emerging market issuers (20%), investment grade fixed income securities (20%), depositary receipts (20%), other investment companies including ETFs (10%), derivatives such as futures, options and equity swaps (20%) and convertible securities and preferred stocks (20%).
The Fund is subject to additional risks: Convertible Securities Risk, Currency Risk, Foreign Investment Risk, Emerging Markets Risk, Credit Risk, Interest Rate Risk, Depositary Receipts Risk, Investment Company Risk, Derivatives Risk, and Preferred Stock Risk.

Additional Information About the Funds’ Investment Objectives, Strategies and Risks
Small-Mid Growth Fund
The Subadviser’s fundamental equity growth investment process involves evaluating potential investments based on specific characteristics believed to indicate a high-quality business with sustainable growth, including strong business franchises, favorable long-term prospects, and excellent management. The Subadviser will also consider a company’s valuation when determining whether to buy and/or sell a company’s stock.
The Subadviser may decide to sell a position for various reasons, including when a company’s fundamental outlook deteriorates, because of valuation and price considerations, for risk management purposes, or when a company is deemed to be misallocating capital or a company no longer fits within the Fund’s definition of a small- or mid-cap company. The Subadviser may also sell a position to meet shareholder redemptions.
Although the Fund invests primarily in publicly traded U.S. securities, the Subadviser may invest up to 25% of the Fund’s net assets in foreign securities, including emerging market countries, and in securities quoted in foreign currencies. The Subadviser may also invest up to 20% of the Fund’s net assets in fixed income securities, such as government, corporate and bank debt obligations.
The Fund is subject to the following additional risks: Foreign Investment Risk, Emerging Markets Risk, Interest Rate Risk, U.S. Government Obligations Risk, and Credit Risk.
Stock Index Fund
The Fund seeks to avoid the risk of individual stock selection and to provide the return of the large company sector of the market. In the past that return has been positive over many years but can be negative at certain times. There is no assurance that a positive return will occur in the future. The Index includes the stocks of many large, well-established companies. These companies usually have the financial strength to weather difficult financial times. However, the value of any stock can rise and fall over short and long periods of time.
Unlike the Fund, the Index is an unmanaged group of securities, so it does not have to incur operating expenses and other investment overhead. An investor cannot invest directly in an index. Factors that can contribute to differences in performance between an index fund and its index are called tracking differences.
If the Fund does not accurately track the Index, the Subadviser will rebalance the Fund’s portfolio by selecting securities which will provide a more representative sampling of the securities in the Index as a whole or the sector diversification within the Index, as appropriate. The Fund may invest up to 20% in assets that are not in the Index, including common stock and high quality money market securities. The Fund may also invest up to 33 1⁄3% in futures and options to manage its cash position.
The Fund is subject to the following additional risks: Risks of Investing in Money Market Securities and Derivatives Risk.
Systematic Value Fund
The Fund may also invest in equity securities of U.S. small cap companies. In addition, it may invest in futures contracts and exchange-traded funds to manage the Fund’s cash position and real estate investment trusts.
The Fund is also subject to the following additional risks: Cybersecurity Risk, Derivatives Risk, Investment Company Risk, REITs Risk and Small-Cap Company Risk.
Value Fund
The Fund mainly invests in stocks of financially sound but out-of-favor companies that provide above-average potential total returns and sell at below-average price/earnings multiples. Investment decisions are based primarily on detailed in-house fundamental research and security valuations. Investment opportunities are typically found primarily in four areas: misunderstood negative events, consolidating industry structures, low but improving return on capital, and new or capital-incented management.
The Subadviser uses a bottom-up process to select securities. Stock selection is price-driven in that securities are purchased and sold primarily on the basis of their relative return/appreciation potential. New positions are added to the Fund when they exhibit superior appreciation potential relative to others stocks. Existing holdings are sold as they approach their target price, reflecting a diminishing opportunity for incremental relative return.
A portion of the Fund’s investments may also be invested in preferred stocks, convertible securities and ETFs.
The Fund is also subject to the following additional risks: Preferred Stock Risk, Convertible Securities Risk, and Investment Company Risk.

Investment Glossary
Investment Terms

The Funds’ investment objectives, principal investment strategies and principal risks are described above. More detail on investments and investment techniques is shown below. The Funds may utilize these investments and techniques as noted, though the investment or technique may not be a principal strategy. All Government Money Market I Fund investments must comply with Rule 2a-7 of the 1940 Act, which allows the purchase of only high quality money market instruments.
American Depositary Receipts (“ADRs”)
ADRs are certificates issued by a U.S. bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a U.S. bank. ADRs in which a Fund may invest may be sponsored or unsponsored. There may be less information available about foreign issuers of unsponsored ADRs.
Asset-Backed Securities
Asset-backed securities are bonds or notes that are normally supported by a specific property. If the issuer fails to pay the interest or return the principal when the bond matures, then the issuer must give the property to the bondholders or noteholders. Examples of assets supporting asset-backed securities include credit card receivables, retail installment loans, home equity loans, auto loans, and manufactured housing loans.
Derivatives
Unlike stocks and bonds that represent actual ownership of a stock or bond, derivatives are instruments that “derive” their value from securities issued by a company, government, or government agency, such as futures and options. In certain cases, derivatives may be purchased for non-speculative investment purposes or to protect (“hedge”) against a change in the price of the underlying security. There are some investors who take higher risk (“speculate”) and buy derivatives to profit from a change in price of the underlying security. The Funds may purchase derivatives to hedge their investment portfolios and to earn additional income in order to help achieve their objectives. Generally, the Funds do not buy derivatives to speculate. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower Fund total return; and the potential loss from the use of futures can exceed a Fund’s initial investment in such contracts.
Diversification
Each Fund’s diversification policy limits the amount that the Fund may invest in certain securities. Each Fund’s diversification policy is also designed to comply with the diversification requirements of the Internal Revenue Code (the “Code”) as well as the 1940 Act. Except as noted in the Fund Summaries, all of the Funds are diversified under the 1940 Act. All of the Funds are expected to satisfy the Code’s diversification requirements.
The Government Money Market I Fund may not purchase the securities of any issuer, if, as a result, the Fund would not comply with any applicable diversification requirements for a money market fund under the 1940 Act and the rules thereunder, as such may be amended from time to time.
Equity Securities
Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on changes in the financial condition of the issuing company and on market and economic conditions. If you own an equity security, you own a part of the company that issued it. Companies sell equity securities to get the money they need to grow.
Stocks are one type of equity security. Generally, there are three types of stocks:
•	Common stock — Each share of common stock represents a part of the ownership of the company. The holder of common stock participates in the growth of the company through increasing stock price and receipt of dividends. If the company runs into difficulty, the stock price can decline and dividends may not be paid.
•	Preferred stock — Each share of preferred stock usually allows the holder to get a set dividend before the common stock shareholders receive any dividends on their shares.
•	Convertible preferred stock — A stock with a set dividend which the holder may exchange for a certain amount of common stock.
Stocks are not the only type of equity security. Other equity securities include but are not limited to convertible securities, depositary receipts, warrants, rights and partially paid shares, investment company securities, real estate securities, convertible bonds and ADRs, European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). More information about these equity securities is included elsewhere in this Prospectus or contained in the SAI.
Market cap ranges. Companies are determined to be large-cap companies, mid-cap companies, or small-cap

Investment Glossary
companies based upon the total market value of the outstanding common stock (or similar securities) of the company at the time of purchase. The market capitalization of the companies in which the Funds invest, and the indexes described below, change over time. A Fund will not automatically sell or cease to purchase stock of a company that it already owns just because the company’s market capitalization grows or falls outside this range. With respect to all Funds, except as noted in a Fund Summary or in the section entitled “Additional Information About the Funds’ Investment Objectives, Strategies and Risks”:
•	Large-Cap companies will generally include companies whose market capitalizations are equal to or greater than the market capitalization of the smallest company in the Russell 1000® Index during the most recent 12-month period. As of May 10, 2019, the market capitalization range of the companies in the Russell 1000® Index was approximately $2.4 billion to $974.2 billion.
•	Mid-Cap companies will generally include companies whose market capitalizations range from the market capitalization of the smallest company included in the S&P MidCap 400 and Russell Midcap® Indices to the market capitalization of the largest company in the S&P MidCap 400 and Russell Midcap® Indices during the most recent 12-month period. As of May 10, 2019, the market capitalization range of the companies in the S&P MidCap 400 Index was approximately $1.6 billion to $6.8 billion. As of May 10, 2019, the market capitalization range of the companies in the Russell Midcap® Index was approximately $1.21 billion to $46.96 billion.
•	Small-Cap companies will generally include companies whose market capitalizations are equal to or less than the market capitalization of the largest company in the Russell 2000® Index during the most recent 12-month period. As of May 10, 2019, the market capitalization range of the companies in the Russell 2000® Index was approximately $152.3 million to $5 billion.
Exchange-Traded Funds (“ETFs”)
ETFs are a type of investment company bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. A Portfolio could purchase an ETF to gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the ETFs have management fees which increase their cost. A Portfolio’s ability to invest in ETFs is limited by the Investment Company Act of 1940, as amended (the “1940 Act”).
Firm Commitment
A firm commitment is a buy order for delayed delivery in which a Fund agrees to purchase a security from a seller at a future date, stated price, and fixed yield. The agreement binds the seller as to delivery and binds the purchaser as to acceptance of delivery.
Fixed-Income Securities
Fixed-income securities include a broad array of short-, medium- and long-term obligations, including notes and bonds. Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to changes in relative values of currencies. Fixed-income securities generally involve an obligation of the issuer to pay interest on either a current basis or at the maturity of the security and to repay the principal amount of the security at maturity.
Bonds are one type of fixed-income security and are sold by governments on the local, state, and federal levels, and by companies. There are many different kinds of bonds. For example, each bond issue has specific terms. U.S. Government bonds are guaranteed by the federal government to pay interest and principal. Revenue bonds are usually only paid from the revenue of the issuer. An example of that would be an airport revenue bond. Debentures are a very common type of corporate bond (a bond sold by a company). Payment of interest and return of principal is subject to the company’s ability to pay. Convertible bonds are corporate bonds that can be exchanged for stock.
Investing in a bond is like making a loan for a fixed period of time at a fixed interest rate. During the fixed period, the bond pays interest on a regular basis. At the end of the fixed period, the bond matures and the investor usually gets back the principal amount of the bond. Fixed periods to maturity are categorized as short term (generally less than 12 months), intermediate (one to 10 years), and long term (10 years or more).
Investment grade bonds are bonds that are rated at least BBB by S&P Global Ratings (“S&P®”), Baa by Moody’s Investor Services, Inc. (“Moody’s”) or the equivalent thereof by another rating organization or, if unrated, are determined by the subadviser to be of comparable quality

Investment Glossary
at the time of purchase. The SAI has more detail about ratings.
Bonds that are rated Baa by Moody’s or BBB by S&P® have speculative characteristics. Bonds that are unrated or rated below Baa3 by Moody’s or BBB– by S& P® (commonly referred to as high yield, high risk or junk bonds) are regarded, on balance, as predominantly speculative. Changes in economic conditions or other circumstances are more likely to weaken the issuer’s capacity to pay interest and principal in accordance with the terms of the obligation than is the case with higher rated bonds. While such bonds may have some quality and protective characteristics, these are outweighed by uncertainties or risk exposures to adverse conditions. Lower rated bonds may be more susceptible to real or perceived adverse economic and individual corporate developments than would investment grade bonds. For example, a projected economic downturn or the possibility of an increase in interest rates could cause a decline in high-yield, high-risk bond prices because such an event might lessen the ability of highly leveraged high yield issuers to meet their principal and interest payment obligations, meet projected business goals, or obtain additional financing. In addition, the secondary trading market for lower-medium and lower-quality bonds may be less liquid than the market for investment grade bonds. This potential lack of liquidity may make it more difficult to accurately value certain of these lower-grade portfolio securities.
Bonds are not the only type of fixed-income security. Other fixed-income securities include, but are not limited to, U.S. and foreign corporate fixed-income securities, including convertible securities (bonds, debentures, notes and other similar instruments) and corporate commercial paper, mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or “indexed” securities, preferred or preference stock, catastrophe bonds, and loan participations; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; fixed-income securities issued by states or local governments and their agencies, authorities and other instrumentalities; obligations of foreign governments or their subdivisions, agencies and instrumentalities; and obligations of international agencies or supranational entities. Commercial paper is a specific type of corporate or short-term note payable in less than 270 days. Most commercial paper matures in 50 days or less. Fixed-income securities may be acquired with warrants attached. For more information about specific income securities see the SAI.
Investments in fixed-income securities include U.S. Government securities. U.S. Government securities are issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Some U.S. Government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. Government securities are neither direct obligations of, nor guaranteed by the U.S. Treasury; however, they involve federal sponsorship. For example, some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. For more information about mortgage-backed fixed-income securities see “Mortgage-Backed Securities” below.
Recent market conditions have resulted in fixed-income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness of some lenders to extend credit, and have made it more difficult for borrowers to obtain financing on attractive terms, if at all. As a result, the value of many types of debt securities has been reduced, including, but not limited to, asset-backed securities. Because the situation in the markets is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities, or to predict the duration of these market events. Mortgage-backed securities have been especially affected by these events. Some financial institutions may have large (but still undisclosed) exposures to such securities, which could have a negative effect on the broader economy. Securities in which a Fund invests may become less liquid in response to market developments or adverse investor perceptions. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. Illiquid investments may be harder to value, especially in

Investment Glossary
changing markets, and if a Fund is forced to sell such investments to meet redemptions or for other cash needs, such Fund may suffer a loss.
Foreign Currency
Funds buy foreign currencies when they believe the value of the currency will increase. If it does increase, they sell the currency for a profit. If it decreases they will experience a loss. A Fund may also buy foreign currencies to pay for foreign securities bought for the Fund or for hedging purposes.
Foreign Securities
Securities of foreign issuers include obligations of foreign branches of U.S. banks and of foreign banks, common and preferred stocks, fixed-income securities issued by foreign governments, corporations and supranational organizations, and GDRs and EDRs. There is generally less publicly available information about foreign companies, and they are generally not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies.
Hybrid Instruments
Hybrid instruments, such as indexed or structured securities, can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero. In addition, another type of hybrid instrument is a participatory note, which is issued by banks or broker-dealers and is designed to offer a return linked to a particular underlying equity, debt, currency or market.
Illiquid Securities
An illiquid security is one that may not be frequently traded or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Illiquid securities include, but are not limited to, time deposits and repurchase agreements not maturing within seven days and restricted securities. A restricted security is one that has not been registered with the Securities and Exchange Commission (the “SEC”) and, therefore, cannot be sold in the public market. Securities eligible for sale under Rule 144A and commercial paper offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended, are not deemed by VALIC or any Fund’s subadviser to be illiquid solely by reason of being restricted. Instead, the subadviser will determine whether such securities are liquid based on trading markets and pursuant to guidelines adopted by the Board of Directors. If the subadviser concludes that a security is not liquid, that investment will be included within the Fund’s limitation on illiquid securities.
Lending Portfolio Securities
Each Fund may make secured loans of its portfolio securities for purposes of realizing additional income. No lending may be made with any companies affiliated with VALIC. The Funds will only make loans to broker-dealers and other financial institutions deemed by State Street Bank and Trust Company (the “securities lending agent”) to be creditworthy. The securities lending agent also holds the cash and the portfolio securities of VC II. Each loan of portfolio securities will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. As with other extensions of credit, securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. A Fund may lose money if the Fund does not recover the securities and/or the value of the collateral or the value of investments made with cash collateral falls. Such events may also trigger adverse tax consequences for a Fund. To the extent that either the value of the cash collateral or a Fund’s investments of the cash collateral declines below the amount owed to a borrower, such Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral should the borrower fail financially. Engaging in securities lending could also have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in a Fund.
Loan Assignments
Loan assignments are purchased from a lender and typically result in the purchaser succeeding to all rights and obligations under the loan agreement between the assigning lender and the borrower. However, loan assignments may be arranged through private negotiations, and the rights and obligations acquired by the purchaser of a loan assignment may differ from, and be more limited than, those held by the assigning lender.
Loan Participations
Loan participations are interests in loans acquired from a lender or from other owners of loan participations (a “Participant”). In either case, the purchaser does not establish any direct contractual relationship with the borrower. The purchaser of a loan participation is required

Investment Glossary
to rely on the lender or the Participant that sold the loan participation not only for the enforcement of its rights under the loan agreement against the borrower but also for the receipt and processing of payments due under the loan. Therefore, the owner of a loan participation is subject to the credit risk of both the borrower and a lender or Participant.
Money Market Securities
All of the Funds may invest part of their assets in high quality money market securities payable in U.S. dollars. A money market security is a high quality, short-term debt obligation that is eligible for inclusion in money market fund portfolios, in accordance with Rule 2a-7 under the 1940 Act.
These high quality money market securities include:
•	Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.
•	Certificates of deposit and other obligations of domestic banks having total assets in excess of $1 billion.
•	Commercial paper sold by corporations and finance companies.
•	Corporate debt obligations with remaining maturities of 13 months or less.
•	Repurchase agreements, money market securities of foreign issuers if payable in U.S. dollars, asset-backed securities, loan participations, adjustable rate securities, and variable rate demand notes.
Mortgage-Backed Securities
Mortgage-backed securities include, but are not limited to, mortgage pass-through securities, collateralized mortgage obligations and commercial mortgage-backed securities.
Mortgage pass-through securities represent interests in “pools” of mortgage loans secured by residential or commercial real property. Payments of interest and principal on these securities are generally made monthly, in effect “passing through” monthly payments made by the individual borrowers on the mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Mortgage-backed securities are subject to interest rate risk and prepayment risk.
Payment of principal and interest on some mortgage pass-through securities may be guaranteed by the full faith and credit of the U.S. Government (i.e., securities guaranteed by Government National Mortgage Association (“GNMA”)) or guaranteed by agencies or instrumentalities of the U.S. Government (i.e., securities guaranteed by Federal National Mortgage Association (“FNMA”) or the Federal Home Loan Mortgage Corporation (“FHLMC”), which are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations). Mortgage-backed securities created by non-governmental issuers (such as commercial banks, private mortgage insurance companies and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.
Collateralized mortgage obligations (“CMOs”) are hybrid mortgage-backed instruments. CMOs may be collateralized by whole mortgage loans or by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes, with each class bearing a different stated maturity. CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by the Funds, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying a Fund’s diversification tests.
Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-backed or asset-backed securities. Mortgage-backed securities include mortgage pass-through securities described above and securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, such as mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities. These securities may be structured in classes with rights to receive varying proportions of principal and interest.
Repurchase Agreements and Purchase and Sale Contracts
A repurchase agreement requires the seller of the security to buy it back at a set price at a certain time. If a Fund enters into a repurchase agreement, it is really making a short-term loan (usually for one day to one week). The

Investment Glossary
Funds may enter into repurchase agreements only with well-established securities dealers or banks that are members of the Federal Reserve System. All the Funds in this Prospectus may invest in repurchase agreements. The Growth Fund may also invest in purchase and sale contracts, which are similar to a repurchase agreement, but purchase and sale contracts also provide that the purchaser receives any interest on the security paid during the period.
The risk in a repurchase agreement or purchase and sale contract is the failure of the seller to be able to buy the security back. If the value of the security declines, a Fund may have to sell at a loss.
Reverse Repurchase Agreements, Dollar Rolls and Borrowings
A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement.
In a dollar roll transaction, a Fund sells mortgage-backed or other securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. The time period from the date of sale to the date of purchase under a dollar roll is known as the roll period. A Fund foregoes principal and interest paid during the roll period on the securities sold in a dollar roll. However, a Fund receives an amount equal to the difference between the current sales price and the lower price for the future purchase as well as any interest earned on the proceeds of the securities sold.
If a Fund’s positions in reverse repurchase agreements, dollar rolls or similar transactions are not covered by liquid assets, such transactions would be subject to the Fund’s limitations on borrowings. Apart from such transactions, a Fund will not borrow money, except as provided in its investment restrictions. See “Investment Restrictions” in the SAI for a complete listing of each Fund’s investment restrictions.
Special Situations
A special situation arises when, in the opinion of the adviser or subadviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to the issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate events, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.
Short sales

Short sales by a Fund involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales are potentially unlimited, whereas losses from purchases can be no greater than the total amount invested.
Swap Agreements
Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a particular foreign currency), or in a “basket” of securities representing a particular index. Forms of swap agreements include credit default swaps, equity swaps, interest rate swaps, floors, and collars, and fixed-income total return swaps.
Credit default swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment from the other party, upon the occurrence of specified credit events. An equity swap is a special type of total return swap, where the underlying asset is a stock, a basket of stocks, or a stock index. Compared to actually owning the stock, in this case you do not have to pay anything up front, but you do not have any voting or other rights that stockholders do have. Interest rate swaps are the most common type of swap. The parties typically exchange fixed-rate payments against floating rate payments. A fixed-income total return swap is a swap, where one party pays the total return of an asset, and the other party makes periodic interest payments. The total return is the capital gain or loss, plus any interest or dividend payments. The parties have exposure to the return of the underlying asset without having to hold the underlying assets.
Temporary Defensive Investment Strategy
From time to time, the Funds may take temporary defensive positions that are inconsistent with their principal investment strategies, in attempting to respond to

Investment Glossary
adverse market, economic, political, or other conditions. There is no limit on Fund investments in money market securities for temporary defensive purposes. If the Funds take such a temporary defensive position, they may not achieve their investment objectives.
When-Issued Securities, Delayed Delivery and Forward Commitment Transactions
The Funds may purchase or sell when-issued securities that have been authorized but not yet issued in the market. In addition, a Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Funds may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date.

Investment Risks

Active Trading Risk. A strategy used whereby a Fund may engage in frequent trading of portfolio securities in an effort to achieve its investment objective. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. During periods of increased market volatility, active trading may be more pronounced. In the “Financial Highlights” section, each Fund’s portfolio turnover rate is provided for each of the last five years.
Affiliated Fund Risk. In managing the portion of a Fund that invests in Underlying Funds, SunAmerica will have the authority to select and substitute the Underlying Funds. SunAmerica may be subject to potential conflicts of interest in allocating a Fund’s assets among the various Underlying Funds because the fees payable to it by the Adviser for some of the Underlying Funds are higher than the fees payable by other Underlying Funds and because SunAmerica also is responsible for managing and administering certain of the Underlying Funds.
Asset Allocation Risk. The Fund’s ability to achieve its investment objective depends in part on the Subadviser’s skill in determining the Fund’s investment strategy allocations. Although allocation among different investment strategies generally reduces risk and exposure to any one strategy, the risk remains that the Subadviser may favor an investment strategy that performs poorly relative to other investment strategies.
Call or Prepayment Risk. During periods of falling interest rates, a bond issuer may “call”—or repay—its high-yielding bonds before their maturity date. Typically, such repayments will occur during periods of falling interest rates requiring a Fund to invest in new securities with lower interest rates. This will reduce the stream of cash payments that flow through a Fund and result in a decline in a Fund’s income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price.
Convertible Securities Risk. The values of the convertible securities in which a Fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. At times a convertible security may be more susceptible to fixed-income security related risks, while at other times such a security may be more susceptible to equity security related risks. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and a price that is unfavorable to a Fund.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a security, loan or derivative held by a Fund becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there may be no recovery or limited recovery in such circumstances.
Credit Default Swap Risk. A credit default swap is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no default or other designated credit

Investment Glossary
event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a default or designated credit event does occur, the seller of credit protection must pay the buyer of credit protection the full value of the reference obligation. Credit default swaps increase counterparty risk when a Fund is the buyer. Commodity Futures Trading Commission rules require that certain credit default swaps be executed through a centralized exchange or regulated facility and be cleared through a regulated clearinghouse. As a general matter, these rates have increased costs in connection with trading these instruments.
Credit Risk. The value of a fixed-income security is directly affected by an issuer’s ability to pay principal and interest on time. If a Fund invests in fixed-income securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by a Fund fails to pay an obligation on a timely basis, otherwise defaults; or is perceived by other investors to be less creditworthy. Credit risk is expected to be low for the Government Money Market I Fund because of its investment in U.S. Government securities.
Credit Quality Risk. The creditworthiness of an issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. Issuers with low credit ratings typically issue junk bonds. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.
Cybersecurity Risk. Intentional cybersecurity breaches include: unauthorized access to systems, networks, or devices (such as through “hacking” activity); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. In addition, unintentional incidents can occur, such as the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws).
A cybersecurity breach could result in the loss or theft of customer data or funds, the inability to access electronic systems (“denial of services”), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause a Fund, the Adviser, a subadviser, or other service providers to incur regulatory penalties, reputational damage, additional compliance costs, or financial loss. In addition, such incidents could affect issuers in which a Fund invests, and thereby cause a Fund’s investments to lose value.
Depositary Receipts Risk. Depositary receipts, such as ADRs and other depositary receipts, including GDRs, EDRs, are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore are subject to illiquidity risk.
Derivatives Risk. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can significantly increase a Fund’s exposure to market and credit risk. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by a Fund will not correlate with the underlying instruments or such Fund’s other investments. A small investment in derivatives can have a potentially large impact on a Fund’s performance. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments’ terms. Certain types of derivatives involve greater risks than the underlying obligations because, in addition to general market risks, they are subject to illiquidity risk, counterparty risk and credit risk.
Additionally, some derivatives involve economic leverage, which could increase the volatility of these investments as they may fluctuate in value more than the underlying instrument. Leveraging also may expose a Fund to losses in excess of the amount invested. Due to their complexity, derivatives may not perform as intended. As a result, a Fund may not realize the anticipated benefits from a derivative it holds or it may realize losses. A Fund may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses. A Fund may be required to segregate liquid assets in connection with the purchase of derivative instruments.
Derivatives are often used to hedge against positions in a Fund. A hedge is an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position in a related security (often a

Investment Glossary
derivative, such as an option or a short sale). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market or exchange rates. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced. For gross currency hedges, there is an additional risk, to the extent that these transactions create exposure to currencies in which a Fund’s securities are not denominated. Moreover, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.
Writing call options on securities that a Fund owns exposes it to the risk that it will have to sell those securities at a price below their market value and forgo the benefit otherwise available from an increase in the value of the securities. Writing put options exposes a Fund to the risk that it will have to purchase securities at a price above their market value and can increase Fund losses if the value of the securities declines. Losses associated with these risks can exceed any premium income received by a Fund for writing options.
The applicable Funds are subject to legal requirements applicable to all mutual funds that are designed to reduce the effects of any leverage created by the use of derivative instruments. Under these requirements, the Funds must set aside liquid assets (referred to sometimes as “asset segregation”), or engage in other measures, while the derivatives instruments are held. Generally, under current law, the Funds must set aside liquid assets equal to the full notional value for derivative contracts that are not contractually required to “cash-settle.” For derivative contracts that are contractually required to cash-settle, the Funds only need to set aside liquid assets in an amount equal to the Funds’ daily marked-to-market net obligation rather than the contract’s full notional value. The Funds reserve the right to alter its asset segregation policies in the future to comply with changes in the law or interpretations thereunder.
Recent legislation calls for a new regulatory framework for the derivatives markets. The extent and impact of new regulations are not yet known and may not be known for some time. New regulations may make the use of derivatives by funds more costly, may limit the availability of certain types of derivatives, and may otherwise adversely affect the value or performance of derivatives used by a Fund. In addition, the SEC has proposed a new rule that would change the regulation of the use of derivatives by registered investment companies, such as the Funds. If the proposed rule takes effect, it could limit the ability of the Funds to invest in derivatives.
Dynamic Allocation Risk. A Fund’s risks will directly correspond to the risks of any Underlying Portfolios and other direct investments in which it invests. A Fund is subject to the risk that the investment process that will determine the selection of any Underlying Portfolios and the allocation and reallocation of the Fund’s assets among the various asset may not produce the desired result. A Fund is also subject to the risk that its managers may be prevented from trading certain derivatives effectively or in a timely manner.
Emerging Markets Risk. Investments in emerging markets are subject to all of the risks of investments in foreign securities, generally to a greater extent than in developed markets, and additional risks as well. Generally, the economic, social, legal, and political structures in emerging market countries are less diverse, mature and stable than those in developed countries. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries. Unlike most developed countries, emerging market countries may impose restrictions on foreign investment. These countries may also impose confiscatory taxes on investment proceeds or otherwise restrict the ability of foreign investors to withdraw their money at will.
The securities markets in emerging market countries tend to be smaller and less mature than those in developed countries, and they may experience lower trading volumes. As a result, investments in emerging market securities may be less liquid and their prices more volatile than investments in developed countries.
The fiscal and monetary policies of emerging market countries may result in high levels of inflation or deflation or currency devaluation. As a result, investments in emerging market securities may be subject to abrupt and severe price changes.
Investments in emerging market securities may be more susceptible to investor sentiment than investments in developed countries. As a result, emerging market securities may be adversely affected by negative perceptions about an emerging market country’s stability and prospects for continued growth.
Equity Securities Risk. A Fund’s investments in equity securities are subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Investment Glossary
Failure to Match Index Performance Risk. The ability of the Fund to match the performance of the Underlying Index may be affected by, among other things, changes in securities markets, the manner in which performance of the Underlying Index is calculated, changes in the composition of the Underlying Index, the amount and timing of cash flows into and out of the Fund, commissions, portfolio expenses, and any differences in the pricing of securities by the Fund and the Underlying Index. When the Fund employs an “optimization” strategy, the Fund is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Fund may perform differently than the Underlying Index or the Index.
Focused Fund Risk. The Fund, because it may invest in a limited number of companies, may have more volatility in its net asset value and is considered to have more risk than a portfolio that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value. To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities decline in price.
Foreign Investment Risk. Investments in foreign securities involve risks in addition to those associated with investments in domestic securities due to changes in currency exchange rates, unfavorable political, social and legal developments or economic and financial instability, for example. Foreign companies are not subject to the U.S. accounting and financial reporting standards and public information may not be as available. In addition, the liquidity of these investments may be more limited than for U.S. investments, which means a subadviser may at times be unable to sell at desirable prices. Foreign settlement procedures may also involve additional risks. Certain of these risks may also apply to U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or to securities of U.S. companies that have significant foreign operations. These risks are heightened when an issuer is in an emerging market. Historically, the markets of emerging market countries have been more volatile than markets of developed countries. A Fund investing in foreign securities may also be subject to the following risks:
•	Currency Risk. Because a Fund’s foreign investments are generally held in foreign currencies, a Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Such gains or losses may be substantial.
•	Foreign Sovereign Debt Risk. To the extent a Fund invests in foreign sovereign debt securities, it may be subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political, social and economic considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans.
Geographic Risk. If a Fund invests a significant portion of its assets in issuers located in a single country, a limited number of countries, or a particular geographic region, it assumes the risk that economic, political and social conditions in those countries or that region may have a significant impact on its investment performance.
Hedging Risk. A hedge is an investment made in order to reduce the risk of adverse price movements in a currency or other investment, by taking an offsetting position (often through a derivative instrument, such as an option or forward contract). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.
Income Risk. Because a Fund can only distribute what it earns, a Fund’s distributions to shareholders may decline when prevailing interest rates fall or when a Fund experiences defaults on debt securities it holds.
Index Risk. Certain Funds are managed to track an index, which will result in a Fund’s performance being closely tied to the performance of the index. As a result, a Fund generally will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively managed mutual fund. In addition, a Fund’s returns may deviate from those of the index it seeks to track as a result of, among other factors, fund operating expenses, transaction costs and delays in investing cash.

Investment Glossary
Information Risk. When the quantitative models (“Models”) and information and data (“Data”) used in managing a Fund prove to be incorrect or incomplete, any investment decisions made in reliance on the Models and Data may not produce the desired results and a Fund may realize losses. In addition, any hedging based on faulty Models and Data may prove to be unsuccessful. Furthermore, the success of Models that are predictive in nature is dependent largely on the accuracy and reliability of the supplies historical data. All models are susceptible to input errors that may cause the resulting information to be incorrect.
Interest Rate Risk. The volatility of fixed-income securities is due principally to changes in interest rates. The market value of money market securities and other fixed-income securities usually tends to vary inversely with the level of interest rates. As interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. The interest earned on fixed-income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to these initiatives
While the Government Money Market I Fund will invest primarily in short-term securities, you should be aware that the value of the Fund’s investments may nonetheless be subject to changes in interest rates. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. Because the Fund invests in securities with short maturities and seeks to maintain a stable NAV of $1.00 per share, it is possible, though unlikely, that an increase or decrease in interest rates would change the value of your investment in the Fund. In addition, when interest rates are very low, the Fund’s expenses could absorb all or a significant portion of the Fund’s income, and, if the Fund’s expenses exceed the Fund’s income, the Fund may be unable to maintain its $1.00 share price. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to these initiatives.
Investment Company Risk. An exchange-traded fund (“ETF”) or investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the performance of a Fund investing in these instruments. Investments in ETFs and investment companies involve substantially the same risks as investing directly in the instruments held by these entities. However, the total return from such investments will be reduced by the operating expenses and fees of the ETF or investment company. In addition, a Fund that invests in shares of an ETF or another investment company bears a proportionate share of the ETF or other investment company’s expenses. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the Fund could lose money investing in an ETF.
Disruptions in the markets for the securities held by the other investment companies purchased or sold by the Fund could result in losses on the Fund’s investment in such securities. Other investment companies also have fees that increase their costs versus owning the underlying securities directly.
IPO Risk. A Fund’s purchase of shares issued as part of, or a short period after a company’s initial public offering (“IPO”) exposes it to risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.
Junk Bond Risk. A portion of a Fund’s investments may be invested in high yielding, high risk fixed income securities, commonly known as junk bonds. These securities can range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or whose issuers are in bankruptcy. Investments in junk bonds involve significantly greater credit risk, market risk and interest rate risk compared to higher rated fixed income securities because issuers of junk bonds are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. Accordingly, these investments could decrease in value and therefore negatively impact a Fund. In addition, the secondary market for junk bonds may not be as liquid as that for higher rated fixed income securities. As a result, a Fund may find it more difficult to value junk bonds or sell them and may have to sell them at prices significantly lower than the values assigned to them by a Fund.
Large-Cap Companies Risk. Large-cap companies tend to go in and out of favor based on market and economic conditions. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In

Investment Glossary
exchange for this potentially lower risk, a Fund’s value may not rise as much as the value of fund that emphasize smaller capitalization companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Larger Companies also may not be able to attain the high growth rate of successful smaller companies, particularly during extended periods of economic expansion..
Liquidity Risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and a Fund’s share price may fall dramatically. Moreover, a Fund may have to hold such securities longer than it would like and may have to forego other investment opportunities. The inability of a Fund to dispose of securities promptly or at a reasonable price could impair a Fund’s ability to raise cash for redemptions or other purposes.
Liquidity Risk for Mortgage- and Asset-Backed Securities. In recent years, the market for mortgage-backed securities has experienced substantially, often dramatically, lower valuations and greatly reduced liquidity. Markets for other asset-backed securities have similarly been affected. These instruments are increasingly subject to liquidity constraints, price volatility, credit downgrades and unexpected increases in default rates, and therefore may be more difficult to value and more difficult to dispose of than previously. As noted above, a Fund may invest in mortgage- and asset-backed securities and therefore may be exposed to these increased risks.
Management Risk. Different investment styles and strategies tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The investment style or strategy used by each Fund may fail to produce the intended result. Moreover, a Fund may outperform or underperform funds that employ a different investment style or strategy. A subadviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.
Generally, stocks with growth characteristics can have relatively wide price swings as a result of their potentially high valuations, while stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level. The share price of a Fund that holds stocks with growth and value characteristics may be negatively affected by either set of risks, as discussed in more detail below.
•	Growth Style Risk. Generally, “growth” stocks are stocks of companies that a subadviser believes have anticipated earnings ranging from steady to accelerated growth. Many investors buy growth stocks because of anticipated superior earnings growth, but earnings disappointments often result in sharp price declines. Growth companies usually invest a high portion of earnings in their own businesses so their stocks may lack the dividends that can cushion share prices in a down market. In addition, the value of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks, because growth stocks trade at higher prices relative to current earnings.
•	Value Style Risk. Generally, “value” stocks are stocks of companies that a subadviser believes are currently undervalued in the marketplace. A subadviser’s judgments that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect and the price of the company’s stock may fall or may not approach the value the subadviser has placed on it.
•	For the Systematic Value Fund, “value” stocks are stocks of companies that the index provider believes are currently undervalued in the marketplace based on a combination of variables. The index provider’s calculation to identify a particular security that is undervalued in relation to the company’s fundamental economic value may prove incorrect and the price of the company’s stock may fall.
Market Risk. A Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, a Subadviser’s assessment of companies held in a Fund may prove incorrect, resulting in losses or poor performance even in a rising market. Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like markets generally, the investment performance of a Fund will fluctuate, so an investor may lose money over short or even long periods.
Micro-Cap Company Risk. Micro-cap companies are generally subject to the same risks as small-cap companies. However, the prices of micro-cap companies

Investment Glossary
are generally more volatile. In addition, because micro-cap securities tend to have significantly lower trading volumes, a Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than the Subadviser believes they are worth. Therefore, a Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. For more information about the risks of investing in small-cap companies please see Small-Cap Company Risk.
Mid-Cap Company Risk. The risk that mid-cap companies, which usually do not have as much financial strength as very large companies, may not be able to do as well in difficult times. Investing in mid-cap companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies.
Model Risk. The risk that the asset allocation model fails to produce the optimal allocation.
Mortgage-Backed Securities Risk. Mortgage-backed securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be issued by private issuers and as such are not guaranteed by the U.S. Government, its agencies or instrumentalities. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause a Fund to invest the proceeds in less attractive investments or increase the volatility of their prices. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates. See also “Liquidity Risk for Mortgage- and Asset-Backed Securities.”
Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and a Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.
Non-Diversification Risk. A Fund that is considered a non-diversified investment company may invest a larger portion of its assets in the stock of a single company than a diversified investment company, and thus can invest in a smaller number of securities. As a result, such Fund’s value will be affected to a greater extent by the performance of any one company than would be a diversified investment company.
Non-Mortgage Asset-Backed Securities Risk. Non-mortgage asset-backed securities represent interests in “pools” of assets, including consumer loans or receivables held in trust. Certain non-mortgage asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or government-sponsored entities. In the event of a failure of these securities or of mortgage related securities issued by private issuers to pay interest or repay principal, the assets backing these securities such as automobiles or credit card receivables may be insufficient to support the payments on the securities.
Participatory Notes Risk. Participatory notes are issued by banks or broker-dealers and are designed to replicate the performance of certain securities or markets. Participatory notes are a type of equity-linked derivative which generally are traded over-the-counter. The performance results of participatory notes will not replicate exactly the performance of the securities or markets that the notes seek to replicate due to transaction costs and other expenses. Investments in participatory notes involve the same risks associated with a direct investment in the shares of the companies the notes seek to replicate. Participatory notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a fund is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participatory note against the issuers of the securities underlying such participatory notes.
“Passively Managed” Strategy Risk. An Underlying Fund following a passively managed strategy will not deviate from its investment strategy. In most cases, it will involve a passively managed strategy utilized to achieve investment results that correspond to a particular market index. Such an Underlying Fund will not sell securities in its portfolio and buy different securities for other reasons, even if there are adverse developments concerning a particular security, company or industry. There can be no assurance that the strategy will be successful.
Preferred Stock Risk. Unlike common stock, preferred stock generally pays a fixed dividend from a company’s earnings and may have a preference over common stock on the distribution of a company’s assets in the event of

Investment Glossary
bankruptcy or liquidation. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline.
Price Volatility Risk. The Fund’s investment strategy may subject the Fund’s portfolio to increased volatility. Volatility may cause the value of the Fund’s portfolio to fluctuate significantly in the short term.
Privately Placed Securities Risk. Certain Funds’ investments may also include privately placed securities, which are subject to resale restrictions. These securities will have the effect of increasing the level of Fund illiquidity to the extent a Fund may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, may also adversely affect the ability to arrive at a fair value for certain securities at certain times and could make it difficult for a Fund to sell certain securities.
Real Estate Investments Risk. Real estate investments are subject to market risk, interest rate risk and credit risk. In addition, securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have an exaggerated effect to the extent that companies in the real estate industry concentrate investments in particular geographic regions or property types.
Real Estate Sector Risk. Certain Funds may invest substantially in securities related to the real estate industry. Substantial investments in a particular industry or sector make such Fund’s performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular industry, group of industries, or sector than a Fund that invests more broadly.
REITs Risk. Real Estate Investment Trusts (“REITs”) pool investors’ funds for investments primarily in commercial real estate properties. Like mutual funds, REITs have expenses, including advisory and administration fees that are paid by their shareholders. As a result, shareholders will absorb an additional layer of fees when a Fund invests in REITs. The performance of any Fund’s REITs holdings ultimately depends on the types of real property in which the REITs invest and how well the property is managed. A general downturn in real estate values also can hurt REITs performance. When a REIT focuses its investments in particular sub-sectors of the real estate industry or particular geographic regions, the REIT’s performance would be especially sensitive to developments that significantly affected those particular sub-sectors or geographic regions. Due to their dependence on the management skills of their managers, REITs may underperform if their managers are incorrect in their assessment of particular real estate investments. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for a Fund, including significantly reducing the return to a Fund on its investment in such company.
Risk of Conflict with Insurance Company Interests. Managing a Fund’s net equity exposure may serve to reduce the risk from equity market volatility to the affiliated insurance companies and facilitate their ability to provide guaranteed benefits associated with certain Variable Contracts. While the interests of Fund shareholders and the affiliated insurance companies providing guaranteed benefits associated with the Variable Contracts are generally aligned, the affiliated insurance companies (and the Adviser by virtue of its affiliation with the insurance companies) may face potential conflicts of interest. In particular, certain aspects of a Fund’s management have the effect of mitigating the financial risks to which the affiliated insurance companies are subjected by providing those guaranteed benefits. In addition, a Fund’s performance may be lower than similar Funds that do not seek to manage their equity exposure.
Risks of Investing in Inflation-Indexed Securities. Inflation-indexed securities are debt instruments whose principal is indexed to an official or designated measure of inflation, such as the Consumer Price Index (“CPI”) in the United States. Inflation-indexed securities issued by a foreign government or foreign corporation are adjusted to reflect a comparable inflation index, calculated by that government. Inflation-indexed securities are sensitive to changes in the real interest rates, which is the nominal interest rate minus the expected rate of inflation. The price of an inflation-indexed security will increase if real interest rates decline, and decrease if real interest rates increase. If the interest rate rises for reasons other than inflation, the value of such instruments can be negatively impacted. Interest income will vary depending on changes to the principal amount of the security. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Investment Glossary

For U.S. tax purposes, both interest payments and inflation adjustments to principal are treated as interest income subject to taxation when received or accrued, and inflation adjustments to principal are subject to taxation when the adjustment is made and not when the instrument matures.
Repurchase Agreements and Purchase and Sale Contracts Risk. Repurchase agreements are agreements in which the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon price and date. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts also provide that the purchaser receives any interest on the security paid during the period. Repurchase agreements and purchase and sale contracts carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause a Fund’s income and the value of a Fund to decline.
Risks of Inflation Indexing Methodology. An inflation index may not accurately measure the real rate of inflation in the prices of goods and services, whether for the U.S. or a foreign country. Market perceptions of adjustment times or a lag between the time a security is adjusted for inflation and the time interest is paid can each adversely affect an inflation-indexed security, particularly during periods of significant, rapid changes in inflation.
Risks of Investing in Money Market Securities. An investment in a Fund is subject to the risk that the value of its investments in high-quality short-term obligations (“money market securities”) may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal.
Risks of Leverage. Certain ETFs, managed futures instruments, and some other derivatives a Fund buys involve a degree of leverage. Leverage occurs when an investor has the right to a return on an investment that exceeds the return that the investor would be expected to receive based on the amount contributed to the investment. A Fund’s use of certain economically leveraged futures and other derivatives can result in a loss substantially greater than the amount invested in the futures or other derivative itself. Certain futures and other derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses futures and other derivatives for leverage, a shareholder’s investment in the Fund will tend to be more volatile, resulting in larger gains or losses in response to the fluctuating prices of the Fund’s investments.
Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because a Fund may allocate relatively more assets to certain sectors than others, a Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by such a Fund.
At times, a Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making such a Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.
Substantial investments in a particular market, industry, group of industries, country, region, group of countries, asset class or sector make the Fund’s performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular market, industry, group of industries, country, region, group of countries, asset class or sector than a fund that invests more broadly.
Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. A Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or a Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to a Fund on a timely basis and a Fund may therefore lose the opportunity to sell the securities at a desirable price.
Short Sales Risk. Short Sales involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales are potentially unlimited, whereas losses from purchases can be no greater than the total amount invested.
Small-Cap Company Risk. Investing in small companies involves greater risk than is customarily associated with larger companies. Stocks of small companies are subject to more abrupt or erratic price movements than larger company stocks. Small companies often are in the early

Investment Glossary
stages of development and have limited product lines, markets, or financial resources. Their managements may lack depth and experience. Such companies seldom pay significant dividends that could cushion returns in a falling market. In addition, these companies may be more affected by intense competition from larger companies, and the trading markets for their securities may be less liquid and more volatile than securities of larger companies. This means that a Fund could have greater difficulty selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility. Also, it may take a substantial period of time before a Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.
Social Criteria Risk. If a company stops meeting the Fund’s social criteria after the Fund acquires it, the Fund will sell these investments even if this means the Fund loses money. Also, if the Fund changes its social criteria and the companies the Fund has already invested in no longer meet the social criteria, the Fund will sell these investments even if this means the Fund loses money. Social criteria screening will limit the availability of investment opportunities for the Fund more than for funds having no such criteria. Therefore, adhering to the social criteria screening may affect the Fund’s performance relative to similar funds that do not adhere to such criteria.
Special Situations Risk. Small companies and emerging growth companies are often involved in “special situations.” Securities of special situation companies may decline in value and hurt the fund’s performance if the anticipated benefits of the special situation do not materialize.
Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.
Tax Risk. The use of certain derivatives may cause a Fund to realize higher amounts of ordinary income or short-term capital gain, to suspend or eliminate holding periods of positions, and/or to defer realized losses, potentially increasing the amount of taxable distributions, and of ordinary income distributions in particular. A Fund’s use of derivatives may be limited by the requirements for taxation of a Fund as a regulated investment company. The tax treatment of derivatives may be affected by changes in legislation, regulations or other legal authority that could affect the character, timing and amount of a Fund’s taxable income or gains and distributions to shareholders.
Technology Sector Risk. Technology stocks historically have experienced unusually wide price swings, both up and down. The potential for wide variation in performance reflects the special risks common to companies in the rapidly changing field of technology. For example, products and services that at first appear promising may not prove to be commercially successful or may become obsolete quickly. Earnings disappointments and intense competition for market share can result in sharp price declines.
Risks associated with technology stocks include, but are not limited to, the risks of short production cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility, limited operating histories and management experience and patent and other intellectual property considerations.
Unseasoned Issuer Risk. Unseasoned companies are generally considered more speculative and entail greater risk than do investments in companies with an established operating record. The level of risk will be increased to the extent that a Fund has significant exposure to smaller or unseasoned companies (generally those with less than a three-year operating history together with their predecessors and newly public companies). These companies may not have established products, more experienced management, or an earnings history and their stocks may lack liquidity and be very volatile.
U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and are generally considered to have low credit risk. Unlike U.S. Treasury obligations, securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority,

Investment Glossary
instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
Warrant Risk. A warrant entitles the holder to purchase a specified amount of securities at a pre-determined price.
Warrants may not track the value of the securities the holder is entitled to purchase and may expire worthless if the market price of the securities is below the exercise price of the warrant.

About the Indices

Unlike mutual funds, the indices do not incur expenses. If expenses were deducted, the actual returns of the indices would be lower.
The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.
The Bloomberg Barclays U.S. Government Bond Index is a market-value weighted index of U.S. Government and government agency securities (other than mortgage securities) with maturities of one year or more.
The Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index measures the performance of fixed income securities with fixed-rate coupon payments that adjust for inflation, as measured by the Consumer Price Index for All Urban Consumers.
The FTSE World Government Bond Index (unhedged) (WGBI) is an unmanaged index of debt securities of major foreign government bond markets.
The FTSE EPRA NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.
The FTSE Treasury Bill 3 Month Index measures monthly performance of 90-day U.S. Treasury Bills.
The JPMorgan Emerging Markets Bond Index (EMBI) Plus tracks total returns for traded external debt instruments in the emerging markets. The instruments include external- currency-denominated Brady bonds, loans and Eurobonds, as well as U.S. dollar local markets instruments.
The JPMorgan EMBI Global Diversified Index tracks total returns for U.S. dollar-denominated debt instruments (Eurobonds, loans, etc.) issued by emerging markets sovereign and quasi-sovereign entities. The EMBI Global Diversified is uniquely-weighted and limits the weights of the countries with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding.
The JPMorgan GBI Global Index (unhedged) measures local currency denominated fixed rate government debt issued in 13 developed markets countries. The developed markets consist of regularly traded, fixed rate, domestic government bonds that are available to international investors. The index includes only the most liquid developed markets and has been composed of 13 countries since inception.
The MSCI ACWI Index (net)* is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 49 country indexes comprising 23 developed and 26 emerging market country indexes. The developed market country indexes included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The emerging market country indexes included are: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.
The MSCI ACWI ex USA Index (net)* is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets, excluding the United States. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends.
The MSCI Emerging Markets Index (net)SM* is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 26 emerging market country indexes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia,

Investment Glossary
Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.
The MSCI EAFE Index (Europe, Australasia, Far East) (net)* is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.
The Nasdaq-100® Index includes 100 of the largest domestic and international non-financial securities listed on The NASDAQ Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies.
The Russell Midcap® Growth Index measures the performance of those Russell Midcap® companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.
The Russell 1000® Index is a market capitalization-weighted benchmark index made up of the 1000 largest U.S. stocks in the Russell 3000® Index.
The Russell 1000® Growth Index measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.
The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.
The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.
The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index.
The Russell 2500™ Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher growth earning potential as defined by Russell’s leading style methodology. The Russell 2500™ Growth Index is constructed to provide a comprehensive and unbiased barometer of the small to mid-cap growth market.
The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.
The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.
The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.
The S&P 500® Growth Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500® Index across seven factors including: earnings-per-share growth rate, sales-per-share growth rate, internal growth rate, book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio and dividend yield. The index is comprised of stocks identified as pure growth, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.
The S&P 500® Health Care Index is an unmanaged, market-capitalization weighted index consisting of healthcare companies in the S&P 500® Index and is designed to measure the performance of the healthcare sector.
The S&P® North American Technology Sector Index measures the performance of U.S.-traded stocks of technology-related companies in the U.S. and Canada. The Index includes companies in the following categories: producers of sophisticated computer-related devices; communications equipment and internet services; producers of computer and internet software; consultants for information technology; providers of computer services; and semiconductor equipment manufacturers.
* The net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

Investment Glossary
Additional Information about the Nasdaq-100® Index. The Nasdaq-100® Index Fund is not sponsored, endorsed, sold or promoted by the Nasdaq Stock Market Inc. (including its affiliates) (Nasdaq®, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Nasdaq-100® Index to track general stock market performance. The Corporations’ only relationship to the VC I (Licensee) is the licensing of the Nasdaq-100®, Nasdaq-100® Index, and Nasdaq® trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100® Index which is determined, composed and calculated by Nasdaq® without regard to Licensee or the Fund. Nasdaq® has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Nasdaq-100® Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Fund.
The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the Nasdaq-100® Index or any data included herein. The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, owners of the Fund, or any other person or entity from the use of the Nasdaq-100® Index or any data included therein. The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Nasdaq-100® Index or any data included therein. Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect, or consequential damages, even if notified of the possibility of such damages.
Additional Information About the Russell 2000® Index. The Russell 2000® Index is a trademark/service mark of the Frank Russell Trust Company. The Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund or any associated literature or publications and makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.
Additional Information About the S&P Indexes. “Standard & Poor’s®,” “S&P®,” “S&P 500®” and “S&P MidCap 400®” are trademarks of S&P. The Mid Cap Index Fund and Stock Index Fund are not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investment in such Funds.

Account Information
VC I Shares
VC I is an open-end management investment company and may offer shares of the Funds for sale at any time. However, VC I offers shares of the Funds only to registered and unregistered separate accounts of VALIC and its affiliates and to qualifying retirement plans (previously defined as the “Plans”) and IRAs.
Buying and Selling Shares
As a participant in a Variable Contract, Plan, or IRA, you do not directly buy shares of the Funds that make up VC I. Instead, you buy units in either a registered or unregistered separate account of VALIC or of its affiliates or through a trust or custodial account under a Plan or an IRA. When you buy these units, you specify the Funds in which you want the separate account, trustee or custodian to invest your money. The separate account, trustee or custodian in turn, buys the shares of the Funds according to your instructions. After you invest in a Fund, you participate in Fund earnings or losses in proportion to the amount of money you invest. When you provide instructions to buy, sell, or transfer shares of the Funds, the separate account, trustee or custodian does not pay any sales or redemption charges related to these transactions. The value of such transactions is based on the next calculation of net asset value after the orders are placed with the Fund.
For certain investors, there may be rules or procedures regarding the following:
•	any minimum initial investment amount and/or limitations on periodic investments;
•	how to purchase, redeem or exchange your interest in the Funds;
•	how to obtain information about your account, including account statements; and
•	any fees applicable to your account.
For more information on such rules or procedures, you should review your Variable Contract prospectus, Plan document or custodial agreement. The Funds do not currently foresee any disadvantages to participants arising out of the fact that they may offer their shares to separate accounts of various insurance companies to serve as the investment medium for their variable annuity and variable life insurance contracts. Nevertheless, the Board of Directors intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the Funds and shares of another Fund may be substituted. This might force a Fund to sell portfolio securities at disadvantageous prices. In addition, VC I reserves the right to refuse to sell shares of any Fund to any separate account, plan sponsor, trustee or custodian, or financial intermediary, or may suspend or terminate the offering of shares of any Fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the Fund.
Execution of requests. VC I is open on those days when the New York Stock Exchange is open for regular trading. Buy and sell requests are executed at the next net asset value (“NAV”) to be calculated after the request is accepted by VC I. If the order is received by VC I, or the insurance company as its authorized agent, before VC I’s close of business (generally 4:00 p.m., Eastern time), the order will receive that day’s closing price. If the order is received after that time, it will receive the next business day’s closing price.
Normally, VC I redeems Fund shares within seven days when the request is received in good order, but may postpone redemptions beyond seven days when: (i) the New York Stock Exchange is closed for other than weekends and customary holidays, or trading on the New York Stock Exchange becomes restricted; (ii) an emergency exists making disposal or valuation of the Fund’s assets not reasonably practicable; or (iii) the SEC has so permitted by order for the protection of VC I’s shareholders. For these purposes, the SEC determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist. The New York Stock Exchange is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday (observed), Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.
Your redemption proceeds typically will be sent within three business days after your request is submitted, but in any event, within seven days. Under normal circumstances, VC I expects to meet redemption requests by using cash or cash equivalents in a Fund’s portfolio or by selling portfolio assets to generate cash. During periods of stressed market conditions, a Fund may be more likely to limit cash redemptions and may determine to pay redemption proceeds by borrowing under a line of credit.
Frequent or Short-term Trading
The Funds, which are offered only through Contracts, Plans or IRAs, is intended for long-term investment and not as a frequent short-term trading (“market timing”) vehicle. Accordingly, organizations or individuals that use

Account Information
market timing investment strategies and make frequent transfers or redemptions should not purchase shares of the Funds. The Board of Directors has adopted policies and procedures with respect to market timing activity as discussed below. VC I believes that market timing activity is not in the best interest of the participants of the Funds. Due to the disruptive nature of this activity, it can adversely impact the ability of the Subadvisers to invest assets in an orderly, long-term manner. In addition, market timing can disrupt the management of the Fund and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; and large asset swings that decrease the Funds’ ability to provide maximum investment return to all participants. This in turn can have an adverse effect on Fund performance.
The Funds, directly or through certain Underlying Funds, may invest in foreign securities and/or high yield fixed income securities (“junk bonds”), so it may be particularly vulnerable to market timing. Market timing in a Fund that invests significantly in foreign securities may occur because of time zone differences between the foreign markets on which the Fund’s international portfolio securities trade and the time as of which the Fund’s net asset value is calculated. Market timing in a Fund that invests significantly in junk bonds may occur if market prices are not readily available for a Fund’s junk bond holdings. Market timers might try to purchase shares of the Funds based on events occurring after foreign market closing prices are established but before calculation of the Fund’s net asset value, or if they believe market prices for junk bonds are not accurately reflected by the Fund. One of the objectives of VC I’s fair value pricing procedures is to minimize the possibilities of this type of market timing (see “How Shares are Valued”).
Shares of the Funds are generally held through insurance company separate accounts, Plans or through a trust or custodial account (“Financial Intermediaries”). The ability of VC I to monitor transfers made by the participants in separate accounts or Plans maintained by financial intermediaries is limited by the institutional nature of Financial Intermediaries’ omnibus accounts. VC I’s policy is that the Funds will rely on the Financial Intermediaries to monitor market timing within the Funds to the extent that VC I believes that each Financial Intermediary’s practices are reasonably designed to detect and deter transactions that are not in the best interest of the Funds.
There is no guarantee that VC I will be able to detect market timing activity or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. Whether or not VC I detects it, if market timing occurs, then you should anticipate that you will be subject to the disruptions and increased expenses discussed above. In situations in which VC I becomes aware of possible market timing activity, it will notify the Financial Intermediary in order to help facilitate the enforcement of such entity’s market timing policies and procedures. VC I has entered into agreements with various Financial Intermediaries that require such intermediaries to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a participant identified as having engaged in frequent trades. VC I reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders received from a Financial Intermediary, whether directly or by transfer, including orders that have been accepted by a Financial Intermediary, that VC I determines not to be in the best interest of the Fund. Such rejections, restrictions or refusals will be applied uniformly without exception.
You should review your Contract prospectus, Plan document or custodial agreement for more information regarding market timing, including any restrictions, limitations or fees that may be charged on trades made through a Contract, Plan or IRA. Any restrictions or limitations imposed by the Contract, Plan or IRA may differ from those imposed by VC I.
Payments in Connection with Distribution

VALIC, as a life insurance company and as the Adviser of the Funds, receives revenue sharing payments from certain subadvisers to the Funds (other than SunAmerica, an affiliated investment adviser) in connection with certain administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training to support sales of the Funds, as well as occasional gifts, entertainment or other compensation as incentives. Payments may be derived from investment management fees received by the Adviser or subadvisers.
Selective Disclosure of Portfolio Holdings
VC I’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities are described in the SAI.
How Shares are Valued
The NAV for a Fund is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern Time) by dividing the net assets of the Fund by the number of outstanding shares. The NAV for each Fund also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Fund. As a result, the value of the Fund’s shares may change on days when you will not be

Account Information
able to purchase or redeem your shares. Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Board of Directors, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures periodically approved by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds. In addition, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.
Investments in registered investment companies that do not trade on an exchange are valued at the end of the day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security principally traded. The prospectus for any such open-end funds should explain the circumstances under which these funds use fair value pricing and the effect of using fair value pricing.
As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation or if there is no sale on the day of valuation, at the last reported bid price. If a security’s price is available from more than one exchange, a Fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of a security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Directors to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities and foreign equity futures contracts, a Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.
Certain Funds may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the value of such foreign securities may change on days when the Funds are not open to purchases or redemptions. The securities held by the Government Money Market I Fund are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Government Money Market I Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.
During periods of extreme volatility or market crisis, a Fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to seven business days or longer, or as allowed by federal securities laws.
Dividends and Capital Gains
Dividends from Net Investment Income
For each Fund, dividends from net investment income are declared and paid annually, except for the Government Money Market I Fund, which declares daily and pays dividends monthly. Dividends from net investment income are automatically reinvested for you into additional shares of the Fund.
Distributions from Capital Gains
When a Fund sells a security for more than it paid for that security, a capital gain results. For each Fund, distributions from capital gains, if any, are normally declared and paid annually. Distributions from capital gains are automatically reinvested for you into additional shares of the Fund.

Account Information
Tax Consequences
As the owner of a Variable Contract, a participant under your employer’s Variable Contract or Plan or as an IRA account owner, you will not be directly affected by the federal income tax consequences of distributions, sales or redemptions of Fund shares. You should consult your Variable Contract prospectus, Plan document, custodial agreement or your tax professional for further information concerning the federal income tax consequences to you of investing in the Funds.
The Funds will annually designate certain amounts of their dividends paid as eligible for the dividend received deduction. If the Funds incur foreign taxes, they will elect to pass-through allowable foreign tax credits. These designations and elections will benefit VALIC, in potentially material amounts, and will not beneficially or adversely affect you or the Funds. The benefits to VALIC will not be passed to you or the Funds.

Management
Investment Adviser

VALIC is a stock life insurance company which has been in the investment advisory business since 1960 and is the investment adviser for each of the Funds. VALIC is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad.
VALIC is located at 2929 Allen Parkway, Houston, Texas 77019.
VALIC serves as investment adviser through an Investment Advisory Agreement with VC I. As investment adviser, VALIC oversees the day-to-day operations of each Fund and supervises the purchase and sale of Fund investments. VALIC employs investment subadvisers who make investment decisions for the Funds.
The investment advisory agreement between VALIC and VC I provides for VC I to pay all expenses not specifically assumed by VALIC. Examples of the expenses paid by VC I include transfer agency fees, custodial fees, the fees of outside legal and auditing firms, the costs of reports to shareholders and expenses of servicing shareholder accounts. These expenses are allocated to each Fund in a manner approved by the Board of Directors. For more information on these agreements, see the “Investment Adviser” section in the SAI.
Investment Subadvisers

VALIC works with investment subadvisers for each Fund. Subadvisers are financial services companies that specialize in certain types of investing. The subadviser’s role is to make investment decisions for the Fund according to each Fund’s investment objective and restrictions. VALIC compensates the subadvisers out of the fees it receives from each Fund.
According to the agreements VALIC has with the Subadvisers, VALIC will receive investment advice for each Fund. Under these agreements VALIC gives the Subadvisers the authority to buy and sell securities for the subadvised Funds. However, VALIC retains the responsibility for the overall management of these Funds. The Subadvisers may buy and sell securities for each Fund with broker-dealers and other financial intermediaries that they select. The Subadvisers may place orders to buy and sell securities of these Funds with a broker-dealer affiliated with the Subadvisers, as allowed by law. This could include any affiliated futures commission merchants.
The 1940 Act permits the Subadvisers, under certain conditions, to place an order to buy or sell securities with an affiliated broker. One of these conditions is that the commission received by the affiliated broker cannot be greater than the usual and customary brokers commission if the sale was completed on a securities exchange. VC I has adopted procedures, as required by the 1940 Act, which provide that any commissions received by a subadviser’s affiliated broker may be considered reasonable and fair if compared to the commission received by other brokers for the same type of securities transaction.
The Securities Exchange Act of 1934 prohibits members of national securities exchanges from effecting exchange transactions for accounts that they or their affiliates manage, except as allowed under rules adopted by the SEC. VC I and the Subadvisers have entered into written contracts, as required by the 1940 Act, to allow a subadviser’s affiliate to effect these types of transactions for commissions. The 1940 Act generally prohibits a subadviser or a subadviser’s affiliate, acting as principal, from engaging in securities transactions with a Fund, without an exemptive order from the SEC.
VALIC and the Subadvisers may enter into simultaneous purchase and sale transactions for the Funds or affiliates of the Funds.
In selecting the Subadvisers, the Board of Directors carefully evaluated: (i) the nature and quality of the services expected to be rendered to the Fund(s) by the subadviser; (ii) the distinct investment objective and policies of the Fund(s); (iii) the history, reputation, qualification and background of the subadvisers’ personnel and its financial condition; (iv) its performance track record; and (v) other factors deemed relevant. The Board of Directors also reviewed the fees to be paid by VALIC to each subadviser. The subadvisory fees are not paid by the Funds. A discussion of the basis for the Board of Directors’ approval of the investment subadvisory agreements with respect to the Growth Fund and the Systematic Value Fund is or will be available in VC I’s annual and semi-annual reports for the periods ended May 31, 2019 and November 30, 2019, respectively. A discussion of the basis for the Board of Directors’ approval of the investment subadvisory agreement with respect to the International Growth Fund is available in VC I’s annual report for the period ended May 31, 2018. A discussion of the basis for the Board of Directors’ approval of the remaining investment subadvisory agreements is available in VC I’s most recent semi-annual report for the period ended November 30, 2018. For

Management
information on obtaining an annual or semi-annual report to shareholders, see the section “Interested in Learning More.”
VC I relies upon an exemptive order from the SEC which permits VALIC, subject to certain conditions, to select new unaffiliated subadvisers or replace existing subadvisers with an unaffiliated subadviser without first obtaining shareholder approval for the change. The Board of Directors, including a majority of the independent Directors, must approve each new subadvisory agreement. This allows VALIC to act more quickly to change subadvisers when it determines that a change is beneficial by avoiding the delay of calling and holding shareholder meetings to approve each change. In accordance with the exemptive order, VC I will provide investors with information about each new subadviser and its subadvisory agreement within 90 days of hiring the new subadviser. VALIC is responsible for selecting, monitoring, evaluating and allocating assets to the subadvisers and oversees the subadvisers’ compliance with the relevant Fund’s investment objective, policies and restrictions.
The SAI provides information regarding the portfolio managers listed below, including other accounts they manage, their ownership interest in the Fund(s) that they serve as portfolio manager, and the structure and method used by the subadviser to determine their compensation.
The Subadvisers are:
AllianceBernstein L.P.
Allianz Global Investors U.S. LLC
BlackRock Investment Management, LLC
Bridgeway Capital Management, Inc.
Columbia Management Investment Advisers, LLC
Franklin Advisers, Inc.
Goldman Sachs Asset Management, L.P.
Invesco Advisers, Inc.
Janus Capital Management LLC
J.P. Morgan Investment Management Inc.
Massachusetts Financial Services Company
Morgan Stanley Investment Management Inc.
PineBridge Investments LLC
SunAmerica Asset Management, LLC
T. Rowe Price Associates, Inc.
Templeton Investment Counsel, LLC
Victory Capital Management Inc.
Wellington Management Company LLP
Wells Capital Management Incorporated
Dynamic Allocation Fund
AllianceBernstein L.P. (“AllianceBernstein”)
1345 Avenue of the Americas
New York, NY 10105
AllianceBernstein is a Delaware limited partnership. AllianceBernstein is a leading global investment management firm. AllianceBernstein provides management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. AllianceBernstein is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios.
As of May 31, 2019, AllianceBernstein had approximately $580 million in assets under management.
The Fund is managed by Joshua Lisser and Ben Sklar. Mr. Lisser joined AllianceBernstein in 1992 and is currently Chief Investment Officer of Index Strategies and member of the Core/Blend Services investment team. Mr. Sklar joined AllianceBernstein in 2006 and is currently a Portfolio Manager of Index Strategies.
Mid Cap Strategic Growth Fund
Science & Technology Fund
Allianz Global Investors U.S. LLC (“AllianzGI”)
1633 Broadway, New York, NY 10019
AllianzGI is an indirect wholly owned subsidiary of Allianz SE. As of May 31, 2019, AllianzGI had $117.8 billion in total assets under management and advice.
A portion of the assets of the Mid Cap Strategic Growth Fund is managed by Steven Klopukh, CFA and Tim McCarthy, CFA. Mr. Klopukh has been with AllianzGI through a predecessor firm since 2002 and is a Director and senior portfolio manager at AllianzGI. He has been responsible for managing U.S. mid-cap growth and core equity portfolios for AllianzGI since 2004. Mr. McCarthy is a portfolio manager and Director with AllianzGI, which he joined in 2003. He is responsible for managing mid-cap portfolios for AllianzGI and focuses on the financial sector and several industries within industrials, materials and energy.
A portion of the assets of the Science & Technology Fund is managed by Walter C. Price, Jr., CFA, Huachen Chen,

Management
CFA and Michael A Seidenberg. Mr. Price, Managing Director and Portfolio Manager, joined AllianzGI through a predecessor firm in 1974 as a Senior Portfolio Securities Analyst and became a principal in 1978. Mr. Price has analytical responsibility for much of AllianzGI’s technology area and has extensive experience in managing technology portfolios. Mr. Chen, Managing Director and Senior Portfolio Manager, joined AllianzGI through a predecessor firm in 1984 as a Securities Analyst. He became a principal in 1994 and currently has research and money management responsibilities for the technology area. Since 1990, he has had extensive portfolio responsibilities related to technology and capital goods stocks. Mr. Seidenberg is a portfolio manager, an analyst and a director with AllianzGI, which he joined through a predecessor firm in 2009. He is a member of the Global Technology team in the US. Mr. Seidenberg entered the investment management industry in 2001.
Core Equity Fund
Dividend Value Fund
Growth Fund
BlackRock Investment Management, LLC (“BlackRock”)
1 University Square Drive, Princeton, NJ 08540
BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc. BlackRock and its affiliates offer a full range of equity, fixed income, cash management and alternative investment products with strong representation in both retail and institutional channels, in the U.S. and in non-U.S. markets. As of June 30, 2019, the assets under management of BlackRock, Inc. (including its subsidiaries) were $6.4 trillion.
The Core Equity Fund is managed by BlackRock’s U.S. Income & Value Team.
Todd Burnside, Director, is a member of the Fundamental Active Equity division of BlackRock’s Active Equities Group. Mr. Burnside is a portfolio manager on the US Income & Value Team. Previously, he had responsibility for fundamental research coverage of US large cap equities, with a focus on the Consumer Discretionary, Financials and Telecommunications sectors. Mr. Burnside joined BlackRock in 2008. Previously, he was an analyst with Morgan Stanley Investment Management from 2003 to 2008, where he was responsible for covering US large cap industrials and consumer stocks. Prior to that, he was a software equity analyst with Prudential Securities from 1999 to 2001. He began his career as an analyst with Nasdaq-Amex in 1997. Mr. Burnside earned a BS degree in Finance from Penn State University in 1997 and an MBA degree in Finance from New York University in 2003.
Joseph Wolfe, CFA, CQF, FRM, Director is a member of the Fundamental Active Equity division of BlackRock’s Active Equities Group. Mr. Wolfe is a portfolio manager on the US Income & Value Team. Previously, he was the Lead Quantitative Analyst for the Large Cap Series Team. Prior to this role, he served as the head of the Quantitative Alpha Research Group. Before joining BlackRock in 2012, Mr. Wolfe was the head of Quantitative Active Research at Northern Trust in Chicago where he directed quantitative research across the active equity teams, developed ETF strategies for FlexShares and co-managed several active mutual funds. Prior to joining Northern Trust in 2005, Mr. Wolfe was a senior quantitative analyst for the State Teachers Retirement System of Ohio where he co-managed several quantitative strategies and served as a risk manager. Mr. Wolfe earned a BS degree in Economics from Slippery Rock University and holds advanced degrees in Economics from Kent State University and the Ohio State University. He is also a Chartered Financial Analyst and Certified Financial Risk Manager, and has obtained his Certificate in Quantitative Finance.
A portion of the assets of the Dividend Value Fund is managed by a team of BlackRock portfolio managers comprised of Tony DeSpirito, David Zhao and Franco Tapia. Mr. DeSpirito is a Managing Director and portfolio manager at BlackRock. Prior to joining BlackRock in 2014, he was Managing Principal, a portfolio manager and member of the Executive Committee of Pzena Investment Management for 5 years. Mr. Zhao is a Managing Director and portfolio manager at BlackRock. Prior to joining BlackRock in 2016, he was Global Equity Senior Research Analyst and Principal at Pzena Investment Management for 11 years. Mr. Tapia is a Managing Director and portfolio manager at BlackRock. Prior to joining BlackRock in 2016, he was Global Equity Senior Research Analyst and Principal at Pzena Investment Management for 11 years.
A portion of the assets of the Growth Fund is managed by Lawrence Kemp, CFA. Mr. Kemp is a Managing Director and portfolio manager, and is head of BlackRock’s Fundamental Large Cap Growth team. He is a member of the Fundamental Equity platform within the Fundamental Equity division of BlackRock’s Alpha Strategies Group. Prior to joining BlackRock, Mr. Kemp was at UBS Global Asset Management, where he managed the Laudus Growth Investors U.S. Large Cap Select Growth Fund (LGILX), as well as both diversified and concentrated U.S. large cap growth institutional equity portfolios against the Russell 1000 Growth and S&P 500 indexes. Mr. Kemp

Management
joined the Growth Equity team at UBS Global Asset Management in 2001, but his tenure with the firm dated back to 1992. He held various roles including chief investment strategist, co-head of fixed income and global head of high yield research. Mr. Kemp holds a BA from Stanford University and an MBA from the University of Chicago.
Small Cap Fund
Bridgeway Capital Management, Inc. (“Bridgeway”)
20 Greenway Plaza, Suite 450, Houston, Texas 77046
Bridgeway provides investment management services to institutions, registered investment companies (“mutual funds” or “funds”), high net worth individuals, pension and profit sharing plans, corporations, trusts, estates, charitable/non-profit organizations, collective investment trusts and government entities. As of May 31, 2019 Bridgeway had approximately $7.5 billion in assets under management.
A portion of the assets of the Small Cap Fund is managed by a team of Bridgeway’s portfolio managers led by John Montgomery and including Elena Khoziaeva, Michael Whipple and Christine L. Wang. All team members share responsibilities for portfolio management, investment research and statistical modeling. Mr. Montgomery is founder, Chief Investment Officer and Portfolio Manager of Bridgeway. Ms. Khoziaeva, CFA, is a Portfolio Manager and began working at Bridgeway in 1998. Mr. Whipple, CFA, is a Portfolio Manager and began working at Bridgeway in 2002. Ms. Wang, CFA, is a Portfolio Manager and began working at Bridgeway in 2008.
Large Cap Core Fund
Columbia Management Investment Advisers, LLC (“Columbia”)
225 Franklin Street, Boston, MA 02110
Columbia is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial, Inc. Columbia’s management experience covers all major asset classes, including equity securities, debt instruments and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, Columbia acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries. Columbia managed $337,098.26 million in assets as of June 30, 2019.
The Large Cap Core Fund is managed by Guy W. Pope, CFA. Mr. Pope is a Senior Portfolio Manager and Head of
Contrarian Core Strategy for Columbia. Mr. Pope began his investment career in 1993.
Global Strategy Fund
Franklin Advisers, Inc. (“Franklin Advisers”)
One Franklin Parkway, San Mateo, California 94403-1906
Franklin Advisers is a wholly-owned subsidiary of Franklin Resources, Inc. (referred to as “Franklin Templeton Investments”), a publicly owned company engaged in the financial services industry through its subsidiaries. As of May 31, 2019, Franklin Templeton Investments managed approximately $695.2 billion in assets composed of mutual funds and other investment vehicles for individuals, institutions, pension plans, trusts and partnerships in 128 countries.
The team responsible for managing the debt portion of the Global Strategy Fund is managed by Michael Hasenstab and Christine Zhu. Dr. Hasenstab first worked for Franklin Templeton from 1995 to 1998, rejoining again in 2001 after a three-year leave to obtain his Ph.D. Dr. Hasenstab is Executive Vice President, Portfolio Manager and Chief Investment Officer for Templeton Global Macro. He has primary responsibility for the debt investments of the Fund and has final authority over all aspects of the Fund’s debt investment portfolio. The degree to which he may perform his duties may change from time-to-time. Ms. Zhu is Portfolio Manager, Vice President, Director of Portfolio Construction and Quantitative Analysis for Templeton Global Macro. She focuses on portfolio construction, derivatives/quantitative strategies in global market, performance attribution and risk management. Ms. Zhu joined Franklin Templeton in 2007.
Global Real Estate Fund
Small-Mid Growth Fund
Goldman Sachs Asset Management, L.P. (“GSAM”)
200 West Street New York, NY 10282
GSAM has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman Sachs & Co. LLC (“Goldman”). As of June 30, 2019, GSAM, including its investment advisory affiliates, had assets under management of approximately $1.449 billion in total assets under supervision. Assets under supervision include assets under management and other client assets for which Goldman does not have full discretion.
GSAM manages the portion of the Global Real Estate Fund that invests in international real estate securities. GSAM’s portion is managed by Frankie Chun Wah Lee and Abhinav Zutshi, CFA. Mr. Lee is a Vice President and

Management
Portfolio Manager on GSAM’s Real Estate Securities team and has been with GSAM since 2010. Prior to joining GSAM, Mr. Lee worked at Henderson Global Investors from 2006 to 2010 where he managed the Asia-Pacific real estate securities portfolio. Mr. Zutshi is a Portfolio Manager on the Global Real Assets team and has been with GSAM since 2009. Prior to joining GSAM, Mr. Zutshi worked as a software consultant at Zensar Technologies for two years from 2005.
Mr. Steven M. Barry and Ms. Jessica Katz manage the Small-Mid Growth Fund. Mr. Barry, Managing Director, Chief Investment Officer and Co-Lead Portfolio Manager, joined GSAM in 1999. Mr. Barry became Chief Investment Officer of Fundamental Equity U.S. Equity in 2009. From 1988 to 1999, he was a portfolio manager at Alliance Capital. Ms. Katz, Vice President and Co-Lead Portfolio Manager, joined GSAM in 2015. Ms. Katz has 13 years of investment experience.
Global Real Estate Fund
Invesco Advisers, Inc. (“Invesco”)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309
Invesco, as successor in interest to multiple investment advisers, has been an investment adviser since 1976 and is an indirect, wholly owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis. As of June 30, 2019, Invesco had approximately $1,197 billion in assets under management.
Invesco Asset Management Limited (“IAML”) serves as sub-subadvisor to the Fund, with its principal office at Perpetual Park, Perpetual Park Drive, Henley-on-Thames, Oxfordshire, RG9 1HH, United Kingdom. IAML is an affiliate of Invesco and is compensated by Invesco at no additional expense to the Trust. Day-to-day investment management decisions for the Fund are made by Invesco. The sub-Subadviser is responsible for choosing certain types of real estate securities for the Fund.
A lead manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of securities, portfolio construction techniques, portfolio risk assessment and the management of daily cash flows. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
The following individuals are jointly responsible for the day-to-day management of the Global Real Estate Fund: Joe Rodriguez, Jr. (Co-Lead Portfolio Manager), Mark
Blackburn, Paul Curbo, (Co-Lead Portfolio Manager), Ping-Ying Wang, Darin Turner, James Cowen and Grant Jackson (Co-Lead Portfolio Manager).
Mr. Rodriguez, Co-Lead Portfolio Manager, has been head of Invesco’s real estate securities team since 1995 and has been associated with Invesco and/or its affiliates since 1990. Mr. Blackburn, Portfolio Manager, is a member of Invesco’s real estate securities team and has been associated with Invesco and/or its affiliates since 1998. Mr. Curbo, Co-Lead Portfolio Manager, is a member of Invesco’s real estate securities team and has been associated with Invesco and/or its affiliates since 1998. Ms. Wang, Portfolio Manager, is a member of Invesco’s real estate securities team and has been associated with Invesco and/or its affiliates since 1998. Mr. Turner, Portfolio Manager, is a member of Invesco’s domestic real estate securities team and has been associated with Invesco and/or its affiliates since 2005. Mr. Cowen, Portfolio Manager, has been associated with Invesco and/or its affiliates since 2000. Mr. Grant Jackson, Co-Lead Portfolio Manager, is a member of Invesco’s real estate securities team and has been associated with Invesco and/or its affiliates since 2005.
Mid Cap Strategic Growth Fund
Janus Capital Management LLC (“Janus”)
151 Detroit Street, Denver, CO 80206
Janus is an indirect subsidiary of Janus Henderson Group plc., a publicly traded company with principal operations in financial asset management businesses that had approximately $359.8 billion in assets under management as of June 30, 2019. Janus (together with its predecessors) has served as an investment adviser since 1970.
Co-Portfolio Managers Brian Demain and Cody Wheaton are responsible for the day-to-day management of the Fund. Mr. Demain, as lead Portfolio Manager, has the authority to exercise final decision-making on the overall portfolio.
Brian Demain, CFA, is Executive Vice President and Co-Portfolio Manager of Enterprise Portfolio, which he has managed or co-managed since November 2007. Mr. Demain is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1999 as a securities analyst. Mr. Demain holds the Chartered Financial Analyst designation.
Cody Wheaton, CFA, is Executive Vice President and Co-Portfolio Manager of Enterprise Portfolio, which he has co-managed since July 2016. Mr. Wheaton is also Portfolio Manager of other Janus accounts and performs

Management
duties as a research analyst. He joined Janus Capital in 2001 as a research analyst. Mr. Wheaton holds the Chartered Financial Analyst designation.
Emerging Economies Fund
Government Securities Fund
Growth & Income Fund
Small Cap Fund
J.P. Morgan Investment Management Inc. (“JPMIM”)
270 Park Avenue, New York, NY 10017
JPMIM is an indirect wholly-owned subsidiary of JPMorgan Chase & Co. As of June 30, 2019, JPMIM and its affiliates managed over $1.815 billion in assets.
The Emerging Economies Fund is managed by a team led by Anuj Arora and Joyce Weng. Mr. Arora, a Managing Director and JPMIM employee since 2006, is the lead portfolio manager for the Fund and is primarily responsible for portfolio construction. Mr. Arora utilizes the research and insights of Ms. Weng. Ms. Weng is a portfolio manager covering the GEM Core strategies within the Emerging Markets and Asia Pacific (EMAP) Equities team based in New York. She was previously in the U.S. Equity Behavioral Finance team at JPMorgan. Prior to joining the Firm in 2010, Ms. Weng worked as a senior analyst at Goldman Sachs Asset Management. Ms. Weng holds a B.A. in Economics (cum laude) and a M.A. in Statistics from Harvard University.
The Government Securities Fund is managed by a team led by Michael Sais and Robert Manning. Mr. Sais, Managing Director and CFA charterholder, is a fixed income fund manager for the Insurance Asset Management Team responsible for managing investments consistent with the unique Ultra Short-Term Bond Fund since 1995 and Government Bond Products since 1996. Mr. Manning, Executive Director, is a portfolio manager for Insurance Solutions. Previously, he was a member of the Fixed Income Portfolio Management Group that supports Mid-Institutional Portfolios. Mr. Manning joined the firm in 1999.
The Growth & Income Fund is managed by a team led by Raffaele Zingone and Timothy Snyder. Mr. Zingone, Managing Director and CFA charter holder, is a portfolio manager within the U.S. Disciplined Equity Team based in New York. A JPMIM employee since 1991, Mr. Zingone is responsible for the Research Enhanced Index (REI) strategies. Mr. Snyder, Executive Director, is a portfolio manager on the U.S. Disciplined Equity Team. A JPMIM employee since 2003, Mr. Snyder is responsible for implementation of the Research Enhanced Index (REI)
strategies. Mr. Snyder joined the portfolio management team in 2004 as an analyst. He holds a B.S. in finance and economics from the University of Delaware and is a holder of the CFA and CMT designations.
The Small Cap Fund is managed by a team led by Don San Jose and Dan Percella. Mr. San Jose, Managing Director and CFA charterholder, is the portfolio manager of JPMIM’s Small Cap Active Core Strategy. A JPMIM employee since 2000, Mr. San Jose was an analyst in JPMIM Securities’ equity research department covering capital goods companies before joining the small cap group. Prior to joining JPMIM, Mr. San Jose was an equity research associate at ING Baring Furman Selz. Mr. San Jose holds a B.S. in finance from The Wharton School of the University of Pennsylvania and is a member of both the New York Society of Security Analysts and the CFA Institute. Mr. Percella, Managing Director and CFA charterholder, is a co-portfolio manager and an analyst on JPMIM’s Small Cap Active Team. A JPMIM employee since 2008, Mr. Percella was previously a member of Institutional Investor-ranked equity research teams covering the transportation sector at Bear Stearns, Bank of America and Citigroup. Mr. Percella holds a B.S. in economics from Georgetown University’s Walsh School of Foreign Service and is a member of both the New York Society of Security Analysts and the CFA Institute.
Large Capital Growth Fund
Massachusetts Financial Services Company (“MFS”)
111 Huntington Avenue, Boston, Massachusetts 02199
MFS is America’s oldest mutual fund organization and, with its predecessor organizations, has a history of money management dating from 1924 and the founding of the first mutual fund in the United States. Net assets under management of the MFS organization were approximately $487 billion as of June 30, 2019.
The Large Capital Growth Fund is managed by Jeffrey Constantino, an Investment Officer and Portfolio Manager, and Joseph Skorski, an Investment Officer and Portfolio Manager of MFS. Mr. Constantino joined MFS in 2000 and has served on the portfolio management team of the Large Cap Growth strategy since 2006 and the portfolio management team of the Global Growth strategies since 2008. Mr. Skorski joined MFS in 2007 and has more than two decades of investment experience. During his tenure at the firm, he has had both equity research analyst and portfolio management responsibilities. He joined the portfolio management team of the MFS® Global Growth Equity and MFS® Global Growth Concentrated Equity strategies in 2018 and previously had portfolio

Management
management responsibilities for the firm’s Japan Equity strategy.
International Growth Fund
Morgan Stanley Investment Management Inc. (“MSIM”)
522 Fifth Avenue, New York, NY 10036
MSIM is a subsidiary of Morgan Stanley and conducts a worldwide portfolio management business providing a broad range of services to customers in the United States and abroad. MSIM is located at 522 Fifth Avenue, New York, NY 10036. As of June 30, 2019, MSIM together with its affiliated asset management companies had approximately $497 billion in assets under management.
The Fund is managed by members of the Global Opportunity team. The team consists of portfolio managers and analysts. Kristian Heugh is the lead portfolio manager and is primarily responsible for the day-to-day management of the Fund. Mr. Heugh has been associated with MSIM in an investment management capacity since 2001. Wendy Wang is a portfolio manager and is primarily responsible for day-to-day management of the Fund. Ms. Wang has been associated with MSIM in an investment capacity since 2012.
In rendering investment advisory services to the Fund, MSIM uses the portfolio management, research and other resources of a foreign (non-U.S.) affiliate of MSIM that is not registered under the Investment Advisers Act of 1940, as amended, and may provide services to the Fund through a “participating affiliate” arrangement, as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser.
Asset Allocation Fund
Capital Conservation Fund
Inflation Protected Fund
International Government Bond Fund
PineBridge Investments LLC (“PineBridge”)
Park Avenue Tower, 65 East 55th Street, New York, New York 10022
PineBridge is an indirect subsidiary of PineBridge Investments, L.P., a company owned by Pacific Century Group (“PCG”), an Asia-based private investment group. PCG is majority owned by Mr. Richard Li Tzar Kai. PineBridge provides investment advice and markets asset management products and services to clients around the world. As of June 30, 2019, PineBridge managed approximately $97.3 billion.
Teams make decisions for the Funds, as noted below. Each team meets regularly to review portfolio holdings and discuss purchase and sale activity.
Investment decisions for the Asset Allocation Fund are made by a team including Kate Faraday, Michael Kelly, Jose R. Aragon, Robert Vanden Assem and Agam Sharma. Ms. Faraday, Managing Director, and Portfolio Manager/Trader, is responsible for portfolio management and trading on the group’s passive and research enhanced strategies. Ms. Faraday joined the firm in 2007. From 2004 to 2006, Ms. Faraday was an equity trader at KR Capital Advisors. Mr. Kelly, Managing Director, Global Head of Multi-Asset, joined PineBridge in 1999. In his current role, Mr. Kelly is responsible for the development and management of structured equity products worldwide and the expansion of PineBridge’s capabilities for institutional pension fund advisory and retail orientated multi-asset vehicles and is a member of PineBridge’s Research Enhanced R& D Panel. Mr. Aragon joined PineBridge in 2003 and is currently a Senior Vice President and a Portfolio Manager for PineBridge’s Multi-Asset Team. Prior to assuming this role, Mr. Aragon managed PineBridge’s multi-strategy hedge fund and was a Quantitative Analyst in the PineBridge structured equity group. Mr. Vanden Assem, CFA, is a Managing Director and Head of Investment Grade Fixed Income, and joined PineBridge in 2001. He is currently responsible for the portfolio management of high grade institutional and retail portfolios. Mr. Sharma joined the firm in 2013, and is a Managing Director, Portfolio Manager within PineBridge Investments’ Global Multi-Asset Team. Mr. Sharma focuses on developing portfolio strategy, sits on many of the Multi-Asset implementation teams, and serves as a primary interface with clients. Prior to joining PineBridge, he spent seven years at BlackRock Inc. where he was part of the Special Opportunities Group working across multiple fixed income segments and alternative asset classes to identify investment opportunities and structure investments and vehicles best suited to client needs. Prior to that, Mr. Sharma was a senior consultant with Deloitte where he advised senior client executives globally on strategy, business process, and technology solutions across several industry sectors. Mr. Sharma holds a Masters in Business Administration from Harvard Business School as well as a Masters degree in Biotechnology from the Indian Institute of Technology.
Investment decisions for the Capital Conservation Fund are made by a team including Dana G. Burns and Robert Vanden Assem. Mr. Burns is Managing Director and

Management
Portfolio Manager of Investment Grade Fixed Income. Mr. Burns joined PineBridge in 2007 and has over 10 years of investment experience. Prior to joining PineBridge, Mr. Burns was Vice President and co-manager of the Fixed Income Separately Managed Account team at Morgan Stanley. Please see above for the biography of Mr. Vanden Assem.
Investment decisions for the Inflation Protected Fund are made by Robert Vanden Assem and Roberto Coronado. Please see above for the biography of Mr. Vanden Assem. Mr. Coronado, Senior Vice President and Senior Portfolio Manager, joined PineBridge in 2014. He is responsible for managing global aggregate funds and the global and European bond strategies for both institutional and retail clients. Previously, Mr. Coronado was a Portfolio Manager covering global bond and absolute return strategies at Deutsche Asset Management. Prior to that, he worked at GE Commercial Finance as a credit analyst, and began his investment career in 2000 as an analyst at ABB Financial Services. He holds a Bachelor of Business Administration in Finance from the University of Texas at Arlington and a Master of Science in International Business and Finance from Stockholm School of Economics.
Investment decisions for the International Government Bond Fund are made by a team including Anders Faergemann and Dmitri Savin. Mr. Faergemann joined PineBridge in 2004 and is an Investment Manager with the Emerging Market Fixed Income Team. He focuses on portfolio management of local currency debt as well as sovereign debt. Prior to this role Mr. Faergemann was an emerging market currency strategist. Mr. Faergemann began his investment career in 1998. Mr. Savin joined the firm in 2000 and is a Senior Vice President and member of the portfolio management team. Mr. Savin’s responsibilities have included portfolio strategy, risk management and development of various quantitative strategies and applications of technical analysis. He has also held the role of Senior Analyst, focusing on sovereigns in the EMEA region. Prior to joining PineBridge, Mr. Savin was Head of Research with Fleming UCB in Moscow, providing equity coverage on Russian companies, as well as macroeconomic research and equity strategy. Prior to that, he worked in Equity Research for Deutsche Morgan Grenfell and was Head of Operations with United City Bank. He received a BSc with honors in Mathematics from Moscow State University and an MBA from Indiana University. He holds the Investment Management Certificate (IMC) and is a CFA charterholder. He is an Associate of the CFA Institute, the CFA Society of the UK and is a member of the Society of Technical Analysts.
Dividend Value Fund
Dynamic Allocation Fund
Government Money Market I Fund
Growth Fund
International Equities Index Fund
International Socially Responsible Fund
Mid Cap Index Fund
Nasdaq-100® Index Fund
Small Cap Index Fund
Stock Index Fund
SunAmerica Asset Management, LLC (“SunAmerica”)
Harborside 5
185 Hudson Street, Suite 3300
Jersey City, New Jersey 07311
SunAmerica is organized as a Delaware limited liability company and is an indirect, wholly-owned subsidiary of AIG. SunAmerica’s primary focus has been on the management, in either an advisory or subadvisory capacity, of registered investment companies. As of May 31, 2019, SunAmerica managed, advised, and/or administered more than $44.6 billion in assets.
A portion of the assets of the Dividend Value Fund is managed by a team consisting of Timothy Pettee, Andrew Sheridan and Timothy Campion, with Mr. Pettee serving as team leader. Mr. Pettee, Senior Vice President and Chief Investment Strategist, joined SunAmerica in 2003. Mr. Sheridan joined SunAmerica in 2003, and is Senior Portfolio Manager. While at SunAmerica he also served as an equity research analyst. Prior to joining SunAmerica, he worked as an analyst in the research department at U.S. Trust and was in the market research division of Greenwich Associates. Mr. Sheridan received his B.A. from St. Lawrence University and his M.B.A. from the Anderson School of Management at the University of California at Los Angeles. His investment experience dates from 1999. Mr. Campion is a Senior Vice President and Portfolio Manager at SunAmerica. He is responsible for the management and trading of a wide variety of domestic equity index funds. Mr. Campion joined SunAmerica in 2012. Prior to joining SunAmerica, he was Vice President and Portfolio Manager at PineBridge Investments LLC since 1999.The Fund-of Funds Component of the Dynamic Allocation Fund is managed by Douglas Loeffler, CFA and Manisha Singh, CFA. Mr. Loeffler joined AIG in 2007 as Vice President of the Investment Product Management Group, based in Woodland Hills, CA. In this role, Mr. Loeffler led the

Management
manager review and oversight for affiliated variable annuity portfolios advised by SunAmerica, in addition to being responsible for AIG Variable Annuity’s separate account investments. In 2015, Mr. Loeffler became Senior Portfolio Manager for Asset Allocation for SunAmerica. Ms. Singh joined AIG in 2017 as Co-Portfolio Manager for Asset Allocation fund-of-funds. Prior to joining AIG, Ms. Singh served as Director, Manager Research team in Wealth Management at Ameriprise Financial Services, Inc. She joined Ameriprise in 2008, where she served as a portfolio manager for a suite of asset allocation portfolios (discretionary wrap accounts), and a senior manager research analyst for unaffiliated mutual funds, exchange traded funds and separately managed accounts.
The International Socially Responsible Fund is managed by a team consisting of Timothy Campion and Elizabeth Mauro with Mr. Campion serving as team leader. Ms. Mauro joined SunAmerica in 2017 and is a fixed income trader and portfolio manager. Prior to joining the firm, she held several capital markets positions at Bank of New York Mellon Corporation, with product coverage in the Commercial Paper, Yankee CD, U.S. Treasuries, Agency Discount Notes, Bullets, and short-term Corporates categories. Ms. Mauro received a B.A. in Government from Smith College. Her investment experience dates back to 2011. Please see above for the biography of Mr. Campion.
SunAmerica’s Fixed Income Investment Team is responsible for management of the Government Money Market I Fund.
The International Equities Index Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund are managed by a team consisting of Timothy Campion, Andrew Sheridan, and Jane Bayar Algieri. Ms. Bayar Algieri joined SunAmerica in 2004 and is a Vice President and Portfolio Manager in the Investment Department. Prior to her current role, she served as an investment analyst for both equity and fixed income portfolios. Ms. Bayar Algieri received her B.A. from Baruch College and her M.B.A. from Rutgers School of Business. Her investment experience dates from 2004. Please see above for the biographies of Messrs. Campion and Sheridan and Ms. Bayar Algieri. A portion of the assets of the Growth Fund is managed by a team consisting of Timothy Campion and Elizabeth Mauro, with Mr. Campion serving as team leader. Please see above for the biography of Mr. Campion and Ms. Mauro.
Blue Chip Growth Fund
Health Sciences Fund
Science & Technology Fund
Small Cap Fund
T. Rowe Price Associates, Inc. (“T. Rowe Price”)
100 East Pratt Street, Baltimore, Maryland 21202
T. Rowe Price, which was founded by Thomas Rowe Price, Jr. in 1937, is one of the pioneers of the growth stock theory of investing. Its approach to managing money is based on proprietary research and a strict investment discipline developed over seven decades. The firm, which is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly owned financial services company, is one of the nation’s leading no-load fund managers. As of June 30, 2019, T. Rowe Price and its affiliates had approximately $1.125 trillion in assets under management.
The Blue Chip Growth Fund is managed by an investment advisory committee, chaired by Larry J. Puglia, CFA. The committee chairman has day-to-day responsibility for managing the Fund and works with the committee in developing and executing the Fund’s investment program. Mr. Puglia has been the chairman of the investment advisory committee for the T. Rowe Price Blue Chip Growth Fund since 1996. Mr. Puglia joined T. Rowe Price in 1990 and his investment experience dates from 1989.
The Health Sciences Fund is managed by an investment advisory committee, chaired by Ziad Bakri, CFA, MD. The committee chairman has day-to-day responsibility for managing the Fund and works with the committee in developing and executing the Fund’s investment program. Mr. Bakri was elected chairman of the investment advisory committee for the T. Rowe Price Health Sciences Fund in 2016. Mr. Bakri joined T. Rowe Price in 2011 and his investment experience dates from 2005. Since joining T. Rowe Price, he has served as an investment analyst covering the healthcare sector. Prior to joining T. Rowe Price, he was an equity research analyst with Cowen and Company and an investment banking analyst with Merrill Lynch.
T. Rowe Price is responsible for sub-advising a portion of the Science & Technology Fund. This portion is managed by an investment advisory committee chaired by Kennard W. Allen. As committee chairman, Mr. Allen has day-to-day responsibility for managing the Fund and works with the committee in developing and executing the Fund’s investment program. Mr. Allen previously served as a member of the investment advisory committee. He joined T. Rowe Price in 2000 and his investment experience dates from that time.

Management
T. Rowe Price is responsible for sub-advising a portion of the Small Cap Fund. This portion is managed by an investment advisory committee, chaired by Frank M. Alonso. The committee chairman has day-to-day responsibility for managing the Fund and works with the committee in developing and executing the Fund’s investment program. Mr. Alonso joined T. Rowe in 2000 and his investment experience dates from that time. During the past five years, he has served as an equity research analyst and a portfolio manager (beginning in 2013).
Global Strategy Fund
Templeton Investment Counsel, LLC (“Templeton Investment”)
300 SE 2nd Street, Fort Lauderdale, Florida 33301
Templeton Investment is a Delaware limited liability company and a wholly-owned subsidiary of Franklin Templeton Investments. As of May 31, 2018, Franklin Templeton Investments managed approximately $732.8 billion in assets composed of mutual funds and other investment vehicles for individuals, institutions, pension plans, trusts and partnerships in 128 countries.
The team responsible for managing the equity portion of the Global Strategy Fund is Peter A. Nori, CFA, Heather Arnold, CFA and Antonio T. Docal, CFA. Mr. Nori, Executive Vice President and Portfolio Manager of Templeton Investment, has been with Franklin Templeton Investments since 1987. Ms. Arnold rejoined Franklin Templeton Investments in 2005 and has 30 years of industry experience. Mr. Docal, Executive Vice President and Portfolio Manager, joined the Templeton organization in 2001.
Small Cap Aggressive Growth Fund
Victory Capital Management Inc. (Victory Capital)
4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144
Victory Capital is a registered investment adviser. As of June 30, 2018, Victory had approximately $58.1 billion in assets under management or advisement. Victory Capital is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. RS Investments, a Victory Capital investment franchise, is responsible for the day-to-day investment management of the Small Cap Aggressive Growth Fund.
The Small Cap Aggressive Growth Fund is managed by an investment team comprised of D. Scott Tracy, CFA, Stephen J. Bishop, Melissa Chadwick-Dunn, Christopher
W. Clark, CFA and Paul Leung, CFA. Mr. Tracy has been a member of the Fund’s portfolio management team since 2001. Mr. Bishop has been a member of the team that manages the Fund since 1996. Ms. Chadwick-Dunn has been a member of the team since 2001. Mr. Clark has been a member of the team since 2007. Mr. Leung has been a member of the team since 2018. Messrs. Tracy, Clark and Leung are CFA charterholders. In connection with Victory Capital’s acquisition of RS Investments in 2016, each of the portfolio managers became employees of Victory Capital and are members of Victory Capital’s RS Investments Growth team.
Science & Technology Fund
Systematic Value Fund
Value Fund
Wellington Management Company LLP (“Wellington Management”)
280 Congress Street, Boston, Massachusetts 02210
Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. As of June 30, 2019, Wellington Management and its investment affiliates had investment management authority with respect to approximately $1.104 trillion in assets.
A portion of the assets of the Science & Technology Fund is managed by Wellington Management’s Global Technology Investment Team. The team is comprised of John F. Averill, CFA, Bruce L. Glazer, Brian Barbetta, Eunhak Bae and Jeffrey S. Wantman. Each team member provides portfolio management and securities analysis services for Wellington Management’s portion of the Fund’s assets.
Mr. Averill, Senior Managing Director and Global Industry Analyst of Wellington Management, joined the firm as an investment professional in 1994. Mr. Glazer, Senior Managing Director and Global Industry Analyst of Wellington Management, joined the firm as an investment professional in 1997. Mr. Barbetta, Senior Managing Director and Global Industry Analyst of Wellington Management, joined the firm in 2012. Ms. Bae, Managing Director and Global Industry Analyst of Wellington Management, joined the firm as an investment

Management
professional in 2017. Mr. Wantman, Managing Director and Global Industry Analyst of Wellington Management, joined the firm as an investment professional in 2010.
The Value Fund is managed by Mr. Adam H. Illfelder, CFA is a Managing Director and Equity Portfolio Manager of Wellington Management, and joined the firm as an investment professional in 2005. He has served as Portfolio Manager of the Value Fund since 2018. The Systematic Value Fund is managed by Gregg R. Thomas, CFA and Thomas S. Simon, CFA, FRM. Mr. Thomas is Senior Managing Director and Director, Investment Strategy of the subadviser. Mr. Thomas joined the subadviser in 1998 and has been an investment professional since 1993. Mr. Simon is Senior Managing Director and portfolio manager of the subadviser. Mr. Simon joined the subadviser in 2009 and has been an investment professional since 2001.
International Value Fund
Small Cap Special Values Fund
Wells Capital Management Incorporated (“WellsCap”)
525 Market Street, San Francisco, California 94105
WellsCap is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of June 30, 2019, WellsCap managed over $390 billion in assets.
WellsCap is responsible for managing the assets of the International Value Fund, which is managed by Dale A. Winner, CFA and Venkateshwar (Venk) Lal. Mr. Winner is the lead portfolio manager for the EverKey Global Equity team. He joined WellsCap in 2012. Prior to joining WellsCap, Mr. Winner was a Partner and portfolio manager at EverKey Global Partners, an investment firm he co-founded in 2007. Mr. Winner has been in the investment industry since 1987. Mr. Lal is an associate portfolio manager and head of EverKey investment risk and strategy for the EverKey Global Equity team. He joined WellsCap in 2012. Prior to joining WellsCap, Mr. Lal was a Partner and head of risk and trading at EverKey Global Partners, an investment firm he co-founded in 2007. Mr. Lal has been in the investment industry since 1991.
WellsCap is responsible for managing the assets of the Small Cap Special Values Fund, which is managed by James M. Tringas, CFA, Robert Rifkin, CFA and Bryant VanCronkhite, CFA. Mr. Tringas is a Managing Director and Senior Portfolio Manager with the Special Global Equity team of WellsCap. He has been with WellsCap or one of its predecessor firms since 1994. Mr. Tringas has been working in the investment management field since 1994. Mr. Rifkin is a co-portfolio manager for the Special U.S. Small Cap Value and Special Global Small Cap portfolios at WellsCap and also serves as a senior analyst for the WellsCap Special U.S. Mid Cap Value portfolio. He joined WellsCap from Evergreen Investments, where he served in a similar role since 1997. Mr. Rifkin has been working in the investment management field since 1985. Mr. VanCronkhite, Managing Director and Senior Portfolio Manager, has been working at WellsCap or one of its predecessor firms since 2003. Messrs. Tringas, Rifkin and VanCronkhite have earned the right to use the CFA designation.
How VALIC is Paid for its Services

Each Fund pays VALIC a monthly fee based on a percentage of average daily net assets.
A discussion of the basis for the Board of Directors’ approval of the investment advisory agreements is available in VC I’s most recent semi-annual report for the period ended November 30, 2018. For information on obtaining an annual or semi-annual report to shareholders, see the section “Interested in Learning More.” Here is a list of the percentages each Fund paid VALIC for the fiscal year ended May 31, 2019.
Portfolio	Fee
Asset Allocation Fund	0.50%
Blue Chip Growth Fund	0.72%
Capital Conservation Fund	0.50%
Core Equity Fund	0.62%
Dividend Value Fund	0.71%
Dynamic Allocation Fund	0.25%
Emerging Economies Fund	0.76%
Global Real Estate Fund	0.73%
Global Strategy Fund	0.50%
Government Money Market I Fund	0.40%
Government Securities Fund	0.50%
Growth Fund	0.64%
Growth & Income Fund	0.75%
Health Sciences Fund	0.94%
Inflation Protected Fund	0.46%
International Equities Index Fund	0.29%
International Government Bond Fund	0.50%
International Growth Fund	0.73%
International Socially Responsible Fund	0.50%
International Value Fund	0.63%
Large Cap Core Fund	0.70%
Large Capital Growth Fund	0.64%
Mid Cap Index Fund	0.26%
Mid Cap Strategic Growth Fund	0.69%
Nasdaq-100® Index Fund	0.39%

Management
Portfolio	Fee
Science & Technology Fund	0.87%
Small Cap Aggressive Growth Fund	0.85%
Small Cap Fund	0.89%
Small Cap Index Fund	0.29%
Small Cap Special Values Fund	0.75%
Small-Mid Growth Fund	0.78%
Stock Index Fund	0.24%
Systematic Value Fund	0.70%
Value Fund	0.78%
The Investment Advisory Agreement entered into with each Fund does not limit how much the Funds pay in monthly expenses each year. However, VALIC has contractually agreed to cap certain Fund expenses by waiving a portion of its advisory fee or reimbursing certain expenses, as shown in the Annual Fund Operating Expenses in such Fund’s Summary.
Additional Information About Fund Expenses

Commission Recapture Program. Through a commission recapture program, a portion of certain Funds’ expenses have been reduced. “Other Expenses,” as reflected in the Annual Fund Operating Expenses in each Fund Summary, do not take into account this expense reduction and are therefore higher than the actual expenses of the Fund.
Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by a Fund as a result of investments in shares of one or more mutual funds, hedge funds, private equity funds or other pooled investment vehicles. The fees and expenses will vary based on the Fund’s allocation of assets to, and the annualized expenses of, the particular acquired fund.
Expense Limitations. VALIC has contractually agreed to reimburse the expenses of certain Funds through
September 30, 2020, so that the Funds’ Total Annual Fund Operation Expenses do not exceed the limits set forth in the agreement. For the purposes of the waived fee and reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Funds’ business. This agreement will be renewed in terms of one year unless terminated by the Board of Directors prior to any such renewal.
Total Annual Fund Operating Expenses of the following Funds do not exceed the limitations set forth next to each Fund: Blue Chip Growth Fund (0.85%), Dynamic Allocation (0.32%) and Government Money Market I Fund (0.55%).
Voluntary Waivers and Reimbursements.
Government Money Market I Fund. In order to avoid a negative yield, VALIC may waive fees or reimburse expenses of the Government Money Market I Fund. Any such waiver or reimbursement would be voluntary and could be discontinued at any time by VALIC. There is no guarantee that the Fund will be able to avoid a negative yield.
Dynamic Allocation Fund. VALIC voluntarily agreed, until further notice, to waive a portion of its advisory fee in an amount equal to the amount of any advisory fees voluntarily waived by the Fund’s subadviser, AllianceBernstein (“AB”), in connection with the Fund’s investment in the AB Government Money Market Portfolio, a series of AB Fixed-Income Shares, Inc. managed by AllianceBernstein (the AB Fund Waiver”). The AB Fund Waiver may be terminated at any time by the Adviser.

  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund’s financial performance for the past 5 years, or, if shorter, the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended 2015 through 2019 have been audited by

PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm of VC I, whose report, along with the Funds’ financial statements, is included in the VC I annual report to shareholders which is available upon request.

Per share data assumes that you held each share from the beginning to the end of each fiscal year. Total return assumes that you bought additional shares with dividends paid by the Fund. Total returns for periods of less than one year are not annualized.

	Asset Allocation Fund					Blue Chip Growth Fund
	Year Ended May 31,					Year Ended May 31,
	2019	2018	2017	2016	2015	2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$11.33	$11.00	$10.39	$12.38	$12.67	$20.84	$17.27	$15.48	$17.96	$17.12

Income (loss) from investment operations:
Net investment income (loss)(d)	0.18	0.16	0.16	0.23	0.23	(0.01)	(0.01)	0.01	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.55)	0.83	0.71	(0.66)	0.53	0.86	4.82	3.46	(0.24)	2.62

Total income (loss) from investment operations	(0.37)	0.99	0.87	(0.43)	0.76	0.85	4.81	3.47	(0.26)	2.60

Distributions from:
Net investment income	(0.17)	(0.18)	(0.26)	(0.24)	(0.27)	–	(0.01)	–	–	–
Net realized gain on securities	(0.88)	(0.48)	–	(1.32)	(0.78)	(2.51)	(1.23)	(1.68)	(2.22)	(1.76)

Total distributions	(1.05)	(0.66)	(0.26)	(1.56)	(1.05)	(2.51)	(1.24)	(1.68)	(2.22)	(1.76)

Net asset value at end of period	$9.91	$11.33	$11.00	$10.39	$12.38	$19.18	$20.84	$17.27	$15.48	$17.96

TOTAL RETURN(a)	(3.42)%	8.91%	8.35%	(2.16)%	6.24%	4.22%	27.87%	23.49%	0.17%	15.61%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.76%	0.72%	0.70%	0.70%	0.68%	0.82%	0.83%	0.84%	0.84%	0.83%
Ratio of expenses to average net assets(c)	0.76%	0.72%	0.70%	0.70%	0.68%	0.82%	0.83%	0.84%	0.84%	0.83%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.00%	0.00%	–	–	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.69%	1.40%	1.51%	2.00%	1.81%	(0.03)%	(0.07)%	0.06%	(0.09)%	(0.12)%
Ratio of net investment income (loss) to average net assets(c)	1.69%	1.40%	1.51%	2.00%	1.81%	(0.03)%	(0.07)%	0.06%	(0.09)%	(0.12)%
Portfolio turnover rate	113%	84%	161%	102%	131%	30%	24%	27%	30%	30%
Number of shares outstanding at end of period (000’s)	14,892	14,624	14,705	15,824	14,473	40,727	37,397	39,343	39,796	36,354
Net assets at end of period (000’s)	$147,543	$165,665	$161,767	$164,358	$179,126	$781,236	$779,336	$679,516	$615,927	$652,819

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

  FINANCIAL HIGHLIGHTS

	Capital Conservation Fund					Core Equity Fund
	Year Ended May 31,					Year Ended May 31,
	2019	2018	2017	2016	2015	2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$9.54	$9.85	$9.95	$9.92	$9.84	$23.18	$21.92	$19.51	$20.38	$18.63

Income (loss) from investment operations:
Net investment income (loss)(d)	0.25	0.20	0.18	0.18	0.17	0.28	0.26	0.25	0.21	0.19
Net realized and unrealized gain (loss) on investments and foreign currencies	0.32	(0.29)	(0.04)	0.06	0.10	(0.16)	3.13	3.14	(0.87)	1.74

Total income (loss) from investment operations	0.57	(0.09)	0.14	0.24	0.27	0.12	3.39	3.39	(0.66)	1.93

Distributions from:
Net investment income	(0.23)	(0.19)	(0.23)	(0.19)	(0.19)	(0.28)	(0.28)	(0.24)	(0.21)	(0.18)
Net realized gain on securities	–	(0.03)	(0.01)	(0.02)	–	(2.86)	(1.85)	(0.74)	–	–

Total distributions	(0.23)	(0.22)	(0.24)	(0.21)	(0.19)	(3.14)	(2.13)	(0.98)	(0.21)	(0.18)

Net asset value at end of period	$9.88	$9.54	$9.85	$9.95	$9.92	$20.16	$23.18	$21.92	$19.51	$20.38

TOTAL RETURN(a)	6.10%	(0.94)%	1.45%	2.47%	2.76%	0.35%	15.42%	17.48%	(3.07)%	10.41%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.64%	0.64%	0.64%	0.64%	0.63%	0.74%	0.77%	0.80%	0.80%	0.80%
Ratio of expenses to average net assets(c)	0.64%	0.64%	0.64%	0.64%	0.63%	0.92%	0.93%	0.92%	0.92%	0.92%
Ratio of expense reductions to average net assets	–	–	–	–	–	–	–	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	2.65%	2.10%	1.84%	1.77%	1.72%	1.20%	1.10%	1.19%	1.11%	0.94%
Ratio of net investment income (loss) to average net assets(c)	2.65%	2.10%	1.84%	1.77%	1.72%	1.02%	0.94%	1.06%	0.99%	0.82%
Portfolio turnover rate	72%	53%	56%	71%	193%	29%	50%	36%	41%	40%
Number of shares outstanding at end of period (000’s)	24,991	26,729	23,866	23,716	25,822	11,329	10,911	11,023	11,771	13,047
Net assets at end of period (000’s)	$246,896	$255,084	$235,063	$236,062	$256,043	$228,409	$252,961	$241,647	$229,637	$265,955

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

  FINANCIAL HIGHLIGHTS

	Dividend Value Fund					Dynamic Allocation Fund
	Year Ended May 31,					Year Ended May 31,
	2019	2018	2017	2016	2015	2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$12.39	$12.09	$11.54	$13.23	$13.23	$12.20	$11.74	$10.76	$12.04	$11.93

Income (loss) from investment operations:
Net investment income (loss)(d)	0.29	0.26	0.25	0.31	0.28	0.17	0.12	0.15	0.17	0.16
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.27)	0.74	1.62	(0.24)	0.85	0.00	1.00	1.13	(0.79)	0.32

Total income (loss) from investment operations	0.02	1.00	1.87	0.07	1.13	0.17	1.12	1.28	(0.62)	0.48

Distributions from:
Net investment income	(0.24)	(0.24)	(0.25)	(0.32)	(0.28)	(0.15)	(0.16)	(0.22)	(0.22)	(0.17)
Net realized gain on securities	(1.37)	(0.46)	(1.07)	(1.44)	(0.85)	(0.73)	(0.50)	(0.08)	(0.44)	(0.20)

Total distributions	(1.61)	(0.70)	(1.32)	(1.76)	(1.13)	(0.88)	(0.66)	(0.30)	(0.66)	(0.37)

Net asset value at end of period	$10.80	$12.39	$12.09	$11.54	$13.23	$11.49	$12.20	$11.74	$10.76	$12.04

TOTAL RETURN(a)	(0.17)%	8.14%	16.51%	2.20%	8.69%	1.47%	9.45%	11.98%	(4.70)%	4.04%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.81%	0.81%	0.82%	0.82%	0.82%	0.32%	0.31%	0.31%	0.32%	0.32%
Ratio of expenses to average net assets(c)	0.81%	0.81%	0.83%	0.83%	0.82%	0.32%	0.31%	0.32%	0.32%	0.32%
Ratio of expense reductions to average net assets	–	–	–	–	–	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	2.40%	2.06%	2.13%	2.55%	2.06%	1.36%	0.97%	1.30%	1.50%	1.33%
Ratio of net investment income (loss) to average net assets(c)	2.40%	2.06%	2.12%	2.54%	2.05%	1.35%	0.96%	1.30%	1.51%	1.33%
Portfolio turnover rate	46%	54%	41%	45%	35%	11%	15%	14%	20%	31%
Number of shares outstanding at end of period (000’s)	88,850	71,348	66,882	50,727	48,504	17,745	19,983	21,173	23,095	22,646
Net assets at end of period (000’s)	$959,714	$884,180	$808,699	$585,505	$641,719	$203,843	$243,832	$248,630	$248,446	$272,705

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

  FINANCIAL HIGHLIGHTS

	Emerging Economies Fund					Global Real Estate Fund
	Year Ended May 31,					Year Ended May 31,
	2019	2018	2017	2016	2015	2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$8.89	$7.94	$6.18	$7.84	$8.12	$7.68	$7.63	$8.02	$8.60	$8.58

Income (loss) from investment operations:
Net investment income (loss)(d)	0.18	0.16	0.13	0.13	0.18	0.17	0.18	0.16	0.18	0.21
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.22)	0.92	1.74	(1.61)	(0.30)	0.44	0.28	0.21	(0.14)	0.28

Total income (loss) from investment operations	(1.04)	1.08	1.87	(1.48)	(0.12)	0.61	0.46	0.37	0.04	0.49

Distributions from:
Net investment income	(0.14)	(0.13)	(0.11)	(0.18)	(0.16)	(0.29)	(0.31)	(0.34)	(0.26)	(0.23)
Net realized gain on securities	–	–	–	–	–	–	(0.10)	(0.42)	(0.36)	(0.24)

Total distributions	(0.14)	(0.13)	(0.11)	(0.18)	(0.16)	(0.29)	(0.41)	(0.76)	(0.62)	(0.47)

Net asset value at end of period	$7.71	$8.89	$7.94	$6.18	$7.84	$8.00	$7.68	$7.63	$8.02	$8.60

TOTAL RETURN(a)	(11.75)%	13.50%	30.41%	(18.60)%	(1.35)%	8.10%	6.19%	4.98%	1.53%	5.61%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.93%	0.93%	0.94%	0.97%	0.94%	0.85%	0.86%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.93%	0.93%	0.94%	0.97%	0.94%	0.85%	0.86%	0.85%	0.85%	0.85%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	2.29%	1.80%	1.85%	2.02%	2.23%	2.18%	2.34%	2.04%	2.18%	2.46%
Ratio of net investment income (loss) to average net assets(c)	2.29%	1.80%	1.85%	2.02%	2.23%	2.18%	2.34%	2.04%	2.18%	2.46%
Portfolio turnover rate	72%	53%	69%	64%	65%	44%	50%	47%	71%	44%
Number of shares outstanding at end of period (000’s)	106,698	91,875	89,332	83,618	82,682	57,358	47,313	50,730	61,190	59,795
Net assets at end of period (000’s)	$823,071	$817,232	$708,873	$517,011	$648,339	$458,620	$363,223	$387,137	$490,714	$514,347

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

  FINANCIAL HIGHLIGHTS

	Global Strategy Fund					Government Money Market I Fund
	Year Ended May 31,					Year Ended May 31,
	2019	2018	2017	2016	2015	2019	2018		2017	2016		2015

PER SHARE DATA
Net asset value at beginning of period	$12.02	$11.63	$10.48	$13.58	$14.12	$1.00	$1.00		$1.00	$1.00		$1.00

Income (loss) from investment operations:
Net investment income (loss)(d)	0.44	0.35	0.33	0.27	0.30	0.02	0.01		0.00	0.00		0.00
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.02)	0.20	1.14	(1.80)	(0.03)	0.00	0.00		0.00	0.00		0.00

Total income (loss) from investment operations	(0.58)	0.55	1.47	(1.53)	0.27	0.02	0.01		0.00	0.00		0.00

Distributions from:
Net investment income	(0.26)	–	(0.10)	(0.72)	(0.37)	(0.02)	(0.01)		(0.00)	(0.00)		(0.00)
Net realized gain on securities	(0.94)	(0.16)	(0.22)	(0.85)	(0.44)	–	–		–	–		–

Total distributions	(1.20)	(0.16)	(0.32)	(1.57)	(0.81)	(0.02)	(0.01)		(0.00)	(0.00)		(0.00)

Net asset value at end of period	$10.24	$12.02	$11.63	$10.48	$13.58	$1.00	$1.00		$1.00	$1.00		$1.00

TOTAL RETURN(a)	(5.19)%	4.72%	14.16%	(10.23)%	2.14%	1.69%	0.72	%(e)	0.08%	0.01	%(e)	0.01	%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.66%	0.65%	0.66%	0.64%	0.64%	0.51%	0.51%		0.45%	0.26%		0.14%
Ratio of expenses to average net assets(c)	0.66%	0.65%	0.66%	0.64%	0.64%	0.51%	0.51%		0.53%	0.51%		0.51%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	–	–		–	–		–
Ratio of net investment income (loss) to average net assets(b)	3.78%	2.86%	2.94%	2.26%	2.20%	1.70%	0.71%		0.08%	0.01%		0.01%
Ratio of net investment income (loss) to average net assets(c)	3.78%	2.86%	2.94%	2.26%	2.20%	1.70%	0.71%		(0.00)%	(0.24)%		(0.36)%
Portfolio turnover rate	30%	30%	35%	26%	28%	N/A	N/A		N/A	N/A		N/A
Number of shares outstanding at end of period (000’s)	31,615	32,421	36,070	41,208	37,891	395,196	311,723		330,780	343,490		343,881
Net assets at end of period (000’s)	$323,702	$389,638	$419,325	$431,935	$514,564	$395,183	$311,708		$330,783	$343,490		$343,363

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by an affiliate.

  FINANCIAL HIGHLIGHTS

	Government Securities Fund					Growth Fund
	Year Ended May 31,					Year Ended May 31,
	2019	2018	2017	2016	2015	2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$10.21	$10.63	$10.85	$10.82	$10.73	$17.36	$15.00	$13.47	$16.40	$16.76

Income (loss) from investment operations:
Net investment income (loss)(d)	0.23	0.23	0.21	0.22	0.22	0.06	0.07	0.10	0.12	0.10
Net realized and unrealized gain (loss) on investments and foreign currencies	0.37	(0.37)	(0.18)	0.08	0.11	0.38	3.02	2.56	(0.52)	1.67

Total income (loss) from investment operations	0.60	(0.14)	0.03	0.30	0.33	0.44	3.09	2.66	(0.40)	1.77

Distributions from:
Net investment income	(0.24)	(0.28)	(0.25)	(0.27)	(0.24)	(0.07)	(0.10)	(0.12)	(0.10)	(0.11)
Net realized gain on securities	–	–	–	–	–	(1.38)	(0.63)	(1.01)	(2.43)	(2.02)

Total distributions	(0.24)	(0.28)	(0.25)	(0.27)	(0.24)	(1.45)	(0.73)	(1.13)	(2.53)	(2.13)

Net asset value at end of period	$10.57	$10.21	$10.63	$10.85	$10.82	$16.35	$17.36	$15.00	$13.47	$16.40

TOTAL RETURN(a)	5.98%	(1.32)%	0.35%	2.74%	3.07%	2.65%	20.60%	20.48%	(0.63)%	10.89%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.67%	0.66%	0.64%	0.64%	0.64%	0.74%	0.74%	0.76%	0.79%	0.80%
Ratio of expenses to average net assets(c)	0.67%	0.66%	0.64%	0.64%	0.64%	0.79%	0.79%	0.81%	0.81%	0.80%
Ratio of expense reductions to average net assets	–	–	–	–	–	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	2.24%	2.12%	1.95%	2.02%	2.01%	0.34%	0.42%	0.71%	0.78%	0.60%
Ratio of net investment income (loss) to average net assets(c)	2.24%	2.12%	1.95%	2.02%	2.01%	0.29%	0.37%	0.66%	0.77%	0.60%
Portfolio turnover rate	17%	3%	15%	17%	7%	60%	58%	71%	102%	99%
Number of shares outstanding at end of period (000’s)	13,559	11,890	13,689	14,278	14,967	64,185	69,279	66,758	70,537	62,664
Net assets at end of period (000’s)	$143,372	$121,425	$145,460	$154,987	$161,977	$1,049,181	$1,202,649	$1,001,261	$949,998	$1,027,988

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

  FINANCIAL HIGHLIGHTS

	Growth & Income Fund					Health Sciences Fund
	Year Ended May 31,					Year Ended May 31,
	2019	2018	2017	2016	2015	2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$22.23	$20.70	$18.44	$19.70	$17.74	$20.47	$19.26	$19.88	$27.01	$21.10

Income (loss) from investment operations:
Net investment income (loss)(d)	0.21	0.19	0.20	0.20	0.20	(0.03)	(0.05)	(0.04)	(0.09)	(0.14)
Net realized and unrealized gain (loss) on investments and foreign currencies	0.43	2.34	2.94	(0.34)	1.94	0.72	3.86	1.80	(3.83)	9.66

Total income (loss) from investment operations	0.64	2.53	3.14	(0.14)	2.14	0.69	3.81	1.76	(3.92)	9.52

Distributions from:
Net investment income	(0.21)	(0.21)	(0.24)	(0.24)	(0.18)	–	–	–	–	–
Net realized gain on securities	(2.31)	(0.79)	(0.64)	(0.88)	–	(1.81)	(2.60)	(2.38)	(3.21)	(3.61)

Total distributions	(2.52)	(1.00)	(0.88)	(1.12)	(0.18)	(1.81)	(2.60)	(2.38)	(3.21)	(3.61)

Net asset value at end of period	$20.35	$22.23	$20.70	$18.44	$19.70	$19.35	$20.47	$19.26	$19.88	$27.01

TOTAL RETURN(a)	2.87%	12.17%	17.22%	0.08%	12.11%	3.09%	19.80%	9.37%	(13.12)%	47.50%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.85%	0.85%	0.85%	0.85%	0.85%	1.05%	1.06%	1.07%	1.06%	1.09%
Ratio of expenses to average net assets(c)	0.92%	0.90%	0.91%	0.91%	0.90%	1.09%	1.09%	1.09%	1.09%	1.09%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	–	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	0.95%	0.88%	1.03%	1.08%	1.05%	(0.14)%	(0.23)%	(0.21)%	(0.40)%	(0.59)%
Ratio of net investment income (loss) to average net assets(c)	0.88%	0.83%	0.97%	1.02%	1.00%	(0.18)%	(0.27)%	(0.23)%	(0.43)%	(0.59)%
Portfolio turnover rate	44%	43%	34%	33%	38%	33%	44%	30%	31%	26%
Number of shares outstanding at end of period (000’s)	5,774	5,767	5,822	6,176	6,180	38,358	37,583	36,215	40,409	34,776
Net assets at end of period (000’s)	$117,501	$128,172	$120,515	$113,885	$121,742	$742,072	$769,233	$697,639	$803,402	$939,311

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

  FINANCIAL HIGHLIGHTS

	Inflation Protected Fund					International Equities Index Fund
	Year Ended May 31,					Year Ended May 31,
	2019	2018	2017	2016	2015	2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$10.88	$11.07	$10.76	$10.92	$11.33	$7.41	$7.02	$6.22	$7.13	$7.44

Income (loss) from investment operations:
Net investment income (loss)(d)	0.24	0.26	0.25	0.15	0.12	0.19	0.19	0.17	0.16	0.19
Net realized and unrealized gain (loss) on investments and foreign currencies	0.14	(0.14)	0.10	(0.16)	(0.30)	(0.62)	0.35	0.81	(0.89)	(0.25)

Total income (loss) from investment operations	0.38	0.12	0.35	(0.01)	(0.18)	(0.43)	0.54	0.98	(0.73)	(0.06)

Distributions from:
Net investment income	(0.18)	(0.21)	(0.03)	(0.13)	(0.21)	(0.24)	(0.15)	(0.18)	(0.18)	(0.25)
Net realized gain on securities	(0.01)	(0.10)	(0.01)	(0.02)	(0.02)	–	–	–	–	–

Total distributions	(0.19)	(0.31)	(0.04)	(0.15)	(0.23)	(0.24)	(0.15)	(0.18)	(0.18)	(0.25)

Net asset value at end of period	$11.07	$10.88	$11.07	$10.76	$10.92	$6.74	$7.41	$7.02	$6.22	$7.13

TOTAL RETURN(a)	3.51%	1.11%	3.29%	(0.09)%	(1.57)%	(5.81)%	7.63%	15.98%	(9.99)%	(0.57)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.56%	0.57%	0.58%	0.59%	0.58%	0.43%	0.42%	0.44%	0.43%	0.44%
Ratio of expenses to average net assets(c)	0.56%	0.57%	0.58%	0.59%	0.58%	0.43%	0.42%	0.44%	0.43%	0.44%
Ratio of expense reductions to average net assets	–	–	–	–	–	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	2.27%	2.29%	2.33%	1.38%	1.12%	2.72%	2.57%	2.62%	2.52%	2.62%
Ratio of net investment income (loss) to average net assets(c)	2.27%	2.29%	2.33%	1.38%	1.12%	2.72%	2.57%	2.62%	2.52%	2.62%
Portfolio turnover rate	42%	34%	42%	33%	33%	15%	17%	11%	4%	40%
Number of shares outstanding at end of period (000’s)	63,309	54,697	57,066	42,345	44,644	154,662	173,854	155,797	159,381	151,718
Net assets at end of period (000’s)	$700,574	$595,043	$631,552	$455,830	$487,477	$1,041,727	$1,287,987	$1,093,865	$991,380	$1,081,174

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

  FINANCIAL HIGHLIGHTS

	International Government Bond Fund					International Growth Fund
	Year Ended May 31,					Year Ended May 31,
	2019	2018	2017	2016	2015	2019		2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$11.64	$11.71	$11.43	$11.26	$12.24	$15.01		$13.04	$11.63	$14.18	$14.14

Income (loss) from investment operations:
Net investment income (loss)(d)	0.28	0.24	0.24	0.27	0.32	0.04		0.08	0.14	0.15	0.16
Net realized and unrealized gain (loss) on investments and foreign currencies	0.09	(0.20)	0.04	0.23	(0.98)	(0.19)		2.29	1.45	(1.58)	0.17

Total income (loss) from investment operations	0.37	0.04	0.28	0.50	(0.66)	(0.15)		2.37	1.59	(1.43)	0.33

Distributions from:
Net investment income	(0.18)	(0.11)	–	(0.29)	(0.29)	(0.10)		(0.19)	(0.18)	(0.17)	(0.20)
Net realized gain on securities	(0.01)	–	–	(0.04)	(0.03)	(3.41)		(0.21)	–	(0.95)	(0.09)

Total distributions	(0.19)	(0.11)	–	(0.33)	(0.32)	(3.51)		(0.40)	(0.18)	(1.12)	(0.29)

Net asset value at end of period	$11.82	$11.64	$11.71	$11.43	$11.26	$11.35		$15.01	$13.04	$11.63	$14.18

TOTAL RETURN(a)	3.26%	0.32%	2.45%	4.61%	(5.43)%	(0.17	)%(e)	18.38%	13.81%	(9.20)%	2.48%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.65%	0.65%	0.64%	0.64%	0.65%	0.89%		0.98%	1.01%	1.01%	1.01%
Ratio of expenses to average net assets(c)	0.65%	0.65%	0.64%	0.64%	0.65%	1.09%		1.08%	1.10%	1.06%	1.06%
Ratio of expense reductions to average net assets	–	–	–	–	–	–		0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	2.44%	2.04%	2.03%	2.45%	2.69%	0.30%		0.58%	1.15%	1.21%	1.15%
Ratio of net investment income (loss) to average net assets(c)	2.44%	2.04%	2.03%	2.45%	2.69%	0.10%		0.47%	1.06%	1.16%	1.11%
Portfolio turnover rate	94%	95%	70%	95%	43%	35%		130%	39%	36%	44%
Number of shares outstanding at end of period (000’s)	17,187	18,875	15,879	17,601	15,220	41,093		32,707	33,688	44,791	43,817
Net assets at end of period (000’s)	$203,184	$219,748	$185,943	$201,253	$171,312	$466,362		$490,921	$439,222	$521,012	$621,387

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions (see Note 3).

  FINANCIAL HIGHLIGHTS

	International Socially Responsible Fund					International Value Fund*
	Year Ended May 31,					Year Ended May 31,
	2019	2018	2017	2016	2015	2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$26.24	$23.78	$21.01	$22.11	$21.00	$10.67	$10.54	$8.78	$10.44	$11.44

Income (loss) from investment operations:
Net investment income (loss)(d)	0.44	0.37	0.32	0.34	0.35	0.20	0.21	0.20	0.18	0.20
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.29)	2.52	2.84	(1.02)	1.20	(1.66)	0.13	1.75	(1.64)	(0.94)

Total income (loss) from investment operations	0.15	2.89	3.16	(0.68)	1.55	(1.46)	0.34	1.95	(1.46)	(0.74)

Distributions from:
Net investment income	(0.48)	(0.43)	(0.39)	(0.42)	(0.44)	(0.28)	(0.21)	(0.19)	(0.20)	(0.26)
Net realized gain on securities	–	–	–	–	–	–	–	–	–	–

Total distributions	(0.48)	(0.43)	(0.39)	(0.42)	(0.44)	(0.28)	(0.21)	(0.19)	(0.20)	(0.26)

Net asset value at end of period	$25.91	$26.24	$23.78	$21.01	$22.11	$8.93	$10.67	$10.54	$8.78	$10.44

TOTAL RETURN(a)	0.57%	12.16%	15.15%	(2.83)%	7.45%	(13.83)%	3.19%	22.36%	(13.72)%	(6.23)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.63%	0.62%	0.62%	0.63%	0.62%	0.77%	0.79%	0.80%	0.79%	0.79%
Ratio of expenses to average net assets(c)	0.63%	0.62%	0.62%	0.63%	0.62%	0.82%	0.79%	0.80%	0.79%	0.79%
Ratio of expense reductions to average net assets	–	–	–	–	–	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.67%	1.44%	1.47%	1.65%	1.63%	1.97%	1.93%	2.04%	1.97%	1.90%
Ratio of net investment income (loss) to average net assets(c)	1.67%	1.44%	1.47%	1.65%	1.63%	1.92%	1.93%	2.04%	1.97%	1.90%
Portfolio turnover rate	2%	5%	23%	0%	88%	136%	30%	40%	21%	31%
Number of shares outstanding at end of period (000’s)	14,044	16,331	17,515	17,949	19,139	77,083	81,504	83,103	93,244	94,932
Net assets at end of period (000’s)	$363,818	$428,452	$416,564	$377,114	$423,242	$688,485	$869,416	$876,165	$818,993	$990,964

*	See Note 1
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

  FINANCIAL HIGHLIGHTS

	Large Cap Core Fund					Large Capital Growth Fund
	Year Ended May 31,					Year Ended May 31,
	2019	2018	2017	2016	2015	2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$11.70	$11.35	$10.77	$13.74	$14.25	$15.01	$13.66	$12.21	$12.75	$13.97

Income (loss) from investment operations:
Net investment income (loss)(d)	0.12	0.11	0.12	0.12	0.11	0.13	0.10	0.10	0.09	0.11
Net realized and unrealized gain (loss) on investments and foreign currencies	0.23	0.98	1.44	(0.25)	1.84	1.71	2.09	1.87	0.04	1.35

Total income (loss) from investment operations	0.35	1.09	1.56	(0.13)	1.95	1.84	2.19	1.97	0.13	1.46

Distributions from:
Net investment income	(0.11)	(0.12)	(0.11)	(0.45)	(0.16)	(0.10)	(0.09)	(0.09)	(0.11)	(0.08)
Net realized gain on securities	(0.94)	(0.62)	(0.87)	(2.39)	(2.30)	(1.07)	(0.75)	(0.43)	(0.56)	(2.60)

Total distributions	(1.05)	(0.74)	(0.98)	(2.84)	(2.46)	(1.17)	(0.84)	(0.52)	(0.67)	(2.68)

Net asset value at end of period	$11.00	$11.70	$11.35	$10.77	$13.74	$15.68	$15.01	$13.66	$12.21	$12.75

TOTAL RETURN(a)	3.11%	9.46%	14.97%	1.84%	14.34%	12.50%	16.00%	16.50%	1.73%	11.01%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.84%	0.84%	0.83%	0.83%	0.83%	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of expenses to average net assets(c)	0.84%	0.84%	0.83%	0.83%	0.83%	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of expense reductions to average net assets	0.01%	0.00%	0.01%	0.01%	0.01%	–	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.03%	0.88%	1.03%	0.93%	0.75%	0.81%	0.70%	0.76%	0.73%	0.83%
Ratio of net investment income (loss) to average net assets(c)	1.03%	0.88%	1.03%	0.93%	0.75%	0.81%	0.70%	0.76%	0.73%	0.83%
Portfolio turnover rate	56%	59%	54%	53%	64%	26%	21%	23%	24%	26%
Number of shares outstanding at end of period (000’s)	15,130	15,408	15,120	15,240	13,111	30,448	29,613	30,427	32,186	33,071
Net assets at end of period (000’s)	$166,428	$180,349	$171,627	$164,060	$180,201	$477,301	$444,633	$415,566	$393,063	$421,567

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

  FINANCIAL HIGHLIGHTS

	Mid Cap Index Fund					Mid Cap Strategic Growth Fund
	Year Ended May 31,					Year Ended May 31,
	2019	2018	2017	2016	2015	2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$28.04	$26.43	$24.87	$28.52	$27.24	$15.85	$13.92	$12.58	$15.35	$15.99

Income (loss) from investment operations:
Net investment income (loss)(d)	0.32	0.35	0.30	0.32	0.32	0.00	0.01	0.02	0.00	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.86)	3.45	3.91	(1.06)	2.86	1.13	2.66	2.24	(0.82)	1.83

Total income (loss) from investment operations	(1.54)	3.80	4.21	(0.74)	3.18	1.13	2.67	2.26	(0.82)	1.80

Distributions from:
Net investment income	(0.37)	(0.32)	(0.34)	(0.34)	(0.29)	(0.00)	(0.01)	–	–	–
Net realized gain on securities	(2.61)	(1.87)	(2.31)	(2.57)	(1.61)	(1.49)	(0.73)	(0.92)	(1.95)	(2.44)

Total distributions	(2.98)	(2.19)	(2.65)	(2.91)	(1.90)	(1.49)	(0.74)	(0.92)	(1.95)	(2.44)

Net asset value at end of period	$23.52	$28.04	$26.43	$24.87	$28.52	$15.49	$15.85	$13.92	$12.58	$15.35

TOTAL RETURN(a)	(5.76)%	14.51%	16.94%	(0.69)%	11.92%	7.45%	19.17%	18.43%	(2.91)%	11.60%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.36%	0.35%	0.36%	0.36%	0.36%	0.81%	0.82%	0.82%	0.83%	0.81%
Ratio of expenses to average net assets(c)	0.36%	0.35%	0.36%	0.36%	0.36%	0.81%	0.82%	0.82%	0.83%	0.81%
Ratio of expense reductions to average net assets	–	–	–	–	–	0.00%	0.00%	0.00%	0.01%	0.01%
Ratio of net investment income (loss) to average net assets(b)	1.20%	1.25%	1.14%	1.23%	1.15%	(0.02)%	0.03%	0.12%	0.00%	(0.21)%
Ratio of net investment income (loss) to average net assets(c)	1.20%	1.25%	1.14%	1.23%	1.15%	(0.02)%	0.03%	0.12%	0.00%	(0.21)%
Portfolio turnover rate	14%	15%	14%	15%	13%	31%	40%	38%	95%	47%
Number of shares outstanding at end of period (000’s)	123,200	122,466	128,379	119,786	116,969	19,581	18,404	18,691	19,764	18,777
Net assets at end of period (000’s)	$2,897,313	$3,434,089	$3,392,738	$2,979,477	$3,335,644	$303,288	$291,655	$260,170	$248,619	$288,138

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

  FINANCIAL HIGHLIGHTS

	Nasdaq-100® Index Fund					Science & Technology Fund
	Year Ended May 31,					Year Ended May 31,
	2019	2018	2017	2016	2015	2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$13.97	$12.11	$9.92	$10.36	$8.71	$31.14	$26.00	$21.30	$26.68	$24.83

Income (loss) from investment operations:
Net investment income (loss)(d)	0.12	0.06	0.07	0.08	0.07	(0.10)	(0.09)	(0.01)	(0.02)	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currencies	0.26	2.48	2.73	(0.02)	1.79	0.94	7.89	6.56	(0.71)	4.70

Total income (loss) from investment operations	0.38	2.54	2.80	0.06	1.86	0.84	7.80	6.55	(0.73)	4.67

Distributions from:
Net investment income	(0.06)	(0.07)	(0.08)	(0.07)	(0.09)	–	–	–	–	–
Net realized gain on securities	(0.21)	(0.61)	(0.53)	(0.43)	(0.12)	(6.03)	(2.66)	(1.85)	(4.65)	(2.82)

Total distributions	(0.27)	(0.68)	(0.61)	(0.50)	(0.21)	(6.03)	(2.66)	(1.85)	(4.65)	(2.82)

Net asset value at end of period	$14.08	$13.97	$12.11	$9.92	$10.36	$25.95	$31.14	$26.00	$21.30	$26.68

TOTAL RETURN(a)	2.76%	20.94%	28.88%	1.18%	21.42%	3.04%	30.08%	31.82%	0.39%	19.52%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.53%	0.53%	0.53%	0.53%	0.53%	0.98%	0.97%	0.99%	0.99%	0.98%
Ratio of expenses to average net assets(c)	0.54%	0.54%	0.55%	0.56%	0.54%	0.98%	0.97%	0.99%	0.99%	0.98%
Ratio of expense reductions to average net assets	–	–	–	–	–	0.00%	0.00%	0.01%	0.01%	0.01%
Ratio of net investment income (loss) to average net assets(b)	0.85%	0.49%	0.67%	0.80%	0.72%	(0.35)%	(0.33)%	(0.06)%	(0.07)%	(0.12)%
Ratio of net investment income (loss) to average net assets(c)	0.84%	0.48%	0.66%	0.78%	0.71%	(0.35)%	(0.33)%	(0.06)%	(0.07)%	(0.12)%
Portfolio turnover rate	6%	3%	4%	8%	7%	89%	84%	92%	107%	101%
Number of shares outstanding at end of period (000’s)	35,447	33,891	32,558	32,164	31,854	53,666	45,064	43,461	43,694	38,035
Net assets at end of period (000’s)	$499,269	$473,513	$394,400	$319,222	$330,077	$1,392,834	$1,403,433	$1,130,159	$930,756	$1,014,902

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

  FINANCIAL HIGHLIGHTS

	Small Cap Aggressive Growth Fund					Small Cap Fund
	Year Ended May 31,					Year Ended May 31,
	2019	2018	2017	2016	2015	2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$16.44	$12.25	$10.17	$14.56	$14.12	$11.54	$11.59	$10.96	$14.18	$15.00

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.09)	(0.09)	(0.04)	(0.03)	(0.06)	0.05	0.05	0.03	0.04	0.02
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.13)	4.68	2.67	(2.61)	4.01	(0.27)	1.97	1.58	(1.17)	1.55

Total income (loss) from investment operations	(0.22)	4.59	2.63	(2.64)	3.95	(0.22)	2.02	1.61	(1.13)	1.57

Distributions from:
Net investment income	–	–	–	–	–	(0.05)	(0.04)	(0.04)	(0.03)	–
Net realized gain on securities	(2.16)	(0.40)	(0.55)	(1.75)	(3.51)	(0.97)	(2.03)	(0.94)	(2.06)	(2.39)

Total distributions	(2.16)	(0.40)	(0.55)	(1.75)	(3.51)	(1.02)	(2.07)	(0.98)	(2.09)	(2.39)

Net asset value at end of period	$14.06	$16.44	$12.25	$10.17	$14.56	$10.30	$11.54	$11.59	$10.96	$14.18

TOTAL RETURN(a)	(0.89)%	37.58%	26.17%	(16.21)%	30.24%	(1.94)%	17.95%	14.64%	(5.20)%	11.10%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.99%	0.99%	0.99%	0.99%	0.99%	0.93%	0.93%	0.93%	0.93%	0.93%
Ratio of expenses to average net assets(c)	1.00%	1.00%	1.02%	1.01%	1.01%	1.03%	1.03%	1.02%	1.01%	1.00%
Ratio of expense reductions to average net assets	0.01%	0.00%	0.00%	–	–	0.00%	0.00%	0.00%	0.00%	0.01%
Ratio of net investment income (loss) to average net assets(b)	(0.61)%	(0.61)%	(0.33)%	(0.24)%	(0.42)%	0.33%	0.40%	0.27%	0.29%	0.15%
Ratio of net investment income (loss) to average net assets(c)	(0.63)%	(0.62)%	(0.36)%	(0.26)%	(0.44)%	0.23%	0.31%	0.18%	0.21%	0.08%
Portfolio turnover rate	94%	74%	82%	101%	94%	25%	25%	82%	29%	32%
Number of shares outstanding at end of period (000’s)	11,517	9,560	9,176	10,084	7,959	27,569	27,836	26,815	27,431	24,990
Net assets at end of period (000’s)	$161,912	$157,170	$112,391	$102,540	$115,869	$284,018	$321,236	$310,704	$300,734	$354,294

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursements, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

  FINANCIAL HIGHLIGHTS

	Small Cap Index Fund					Small Cap Special Values Fund
	Year Ended May 31,					Year Ended May 31,
	2019	2018	2017	2016	2015	2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$22.81	$20.23	$17.91	$21.23	$20.40	$13.84	$13.17	$12.05	$13.74	$13.87

Income (loss) from investment operations:
Net investment income (loss)(d)	0.22	0.22	0.21	0.24	0.24	0.12	0.15	0.19	0.16	0.18
Net realized and unrealized gain (loss) on investments and foreign currencies	(2.25)	3.85	3.43	(1.86)	1.99	(1.02)	1.84	1.97	(0.24)	0.92

Total income (loss) from investment operations	(2.03)	4.07	3.64	(1.62)	2.23	(0.90)	1.99	2.16	(0.08)	1.10

Distributions from:
Net investment income	(0.24)	(0.22)	(0.23)	(0.25)	(0.23)	(0.17)	(0.18)	(0.14)	(0.21)	(0.14)
Net realized gain on securities	(1.78)	(1.27)	(1.09)	(1.45)	(1.17)	(1.63)	(1.14)	(0.90)	(1.40)	(1.09)

Total distributions	(2.02)	(1.49)	(1.32)	(1.70)	(1.40)	(1.80)	(1.32)	(1.04)	(1.61)	(1.23)

Net asset value at end of period	$18.76	$22.81	$20.23	$17.91	$21.23	$11.14	$13.84	$13.17	$12.05	$13.74

TOTAL RETURN(a)	(9.23)%	20.42%	20.25%	(6.05)%	11.23%	(6.88)%	15.39%	17.65%	1.49%	8.16%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.40%	0.40%	0.41%	0.42%	0.40%	0.87%	0.87%	0.87%	0.88%	0.87%
Ratio of expenses to average net assets(c)	0.40%	0.40%	0.41%	0.42%	0.40%	0.87%	0.87%	0.87%	0.88%	0.87%
Ratio of expense reductions to average net assets	–	–	–	–	–	0.01%	0.00%	0.01%	0.00%	0.01%
Ratio of net investment income (loss) to average net assets(b)	1.01%	0.99%	1.07%	1.26%	1.15%	0.91%	1.04%	1.47%	1.29%	1.23%
Ratio of net investment income (loss) to average net assets(c)	1.01%	0.99%	1.07%	1.26%	1.15%	0.91%	1.04%	1.47%	1.29%	1.23%
Portfolio turnover rate	16%	17%	12%	13%	14%	33%	37%	46%	74%	52%
Number of shares outstanding at end of period (000’s)	53,944	56,750	59,190	55,029	52,734	20,076	21,730	21,453	19,831	17,394
Net assets at end of period (000’s)	$1,012,040	$1,294,430	$1,197,209	$985,833	$1,119,463	$223,576	$300,745	$282,609	$238,888	$238,986

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

  FINANCIAL HIGHLIGHTS

	Small-Mid Growth Fund					Stock Index Fund
	Year Ended May 31,					Year Ended May 31,
	2019	2018	2017	2016	2015	2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$13.84	$11.94	$11.23	$13.57	$14.54	$39.46	$36.47	$33.14	$36.60	$34.65

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.03)	(0.03)	(0.03)	(0.04)	(0.06)	0.72	0.63	0.61	0.63	0.62
Net realized and unrealized gain (loss) on investments and foreign currencies	0.84	2.43	1.34	(1.07)	2.72	0.62	4.49	4.96	(0.59)	3.29

Total income (loss) from investment operations	0.81	2.40	1.31	(1.11)	2.66	1.34	5.12	5.57	0.04	3.91

Distributions from:
Net investment income	–	–	–	–	–	(0.64)	(0.67)	(0.57)	(0.89)	(0.60)
Net realized gain on securities	(1.86)	(0.50)	(0.60)	(1.23)	(3.63)	(0.92)	(1.46)	(1.67)	(2.61)	(1.36)

Total distributions	(1.86)	(0.50)	(0.60)	(1.23)	(3.63)	(1.56)	(2.13)	(2.24)	(3.50)	(1.96)

Net asset value at end of period	$12.79	$13.84	$11.94	$11.23	$13.57	$39.24	$39.46	$36.47	$33.14	$36.60

TOTAL RETURN(a)	6.17%	20.07%	11.94%	(6.27)%	19.75%	3.43%	13.99%	17.08%	1.38%	11.41%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.93%	0.95%	1.00%	1.00%	1.00%	0.33%	0.34%	0.34%	0.35%	0.34%
Ratio of expenses to average net assets(c)	1.00%	1.01%	1.01%	1.00%	1.00%	0.33%	0.34%	0.34%	0.35%	0.34%
Ratio of expense reductions to average net assets	–	–	–	0.01%	0.01%	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	(0.23)%	(0.21)%	(0.26)%	(0.33)%	(0.41)%	1.78%	1.62%	1.75%	1.83%	1.68%
Ratio of net investment income (loss) to average net assets(c)	(0.30)%	(0.27)%	(0.27)%	(0.33)%	(0.41)%	1.78%	1.62%	1.75%	1.83%	1.68%
Portfolio turnover rate	77%	62%	61%	64%	55%	4%	3%	3%	3%	3%
Number of shares outstanding at end of period (000’s)	9,083	8,562	8,994	9,812	9,713	118,173	125,644	124,560	124,483	123,499
Net assets at end of period (000’s)	$116,197	$118,522	$107,389	$110,230	$131,771	$4,637,546	$4,958,503	$4,542,334	$4,125,329	$4,519,626

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

  FINANCIAL HIGHLIGHTS

	Systematic Value Fund					Value Fund
	Year Ended May 31,					Year Ended May 31,
	2019	2018	2017	2016	2015	2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$15.91	$15.64	$13.97	$16.03	$15.19	$17.87	$16.62	$14.93	$15.46	$14.18

Income (loss) from investment operations:
Net investment income (loss)(d)	0.34	0.20	0.24	0.22	0.21	0.29	0.26	0.25	0.26	0.21
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.61)	1.45	2.16	(1.11)	1.38	(0.41)	1.27	1.72	(0.57)	1.29

Total income (loss) from investment operations	(0.27)	1.65	2.40	(0.89)	1.59	(0.12)	1.53	1.97	(0.31)	1.50

Distributions from:
Net investment income	(0.22)	(0.28)	(0.24)	(0.21)	(0.26)	(0.25)	(0.28)	(0.28)	(0.22)	(0.22)
Net realized gain on securities	(1.49)	(1.10)	(0.49)	(0.96)	(0.49)	–	–	–	–	–

Total distributions	(1.71)	(1.38)	(0.73)	(1.17)	(0.75)	(0.25)	(0.28)	(0.28)	(0.22)	(0.22)

Net asset value at end of period	$13.93	$15.91	$15.64	$13.97	$16.03	$17.50	$17.87	$16.62	$14.93	$15.46

TOTAL RETURN(a)	(1.84)%	10.34%	17.25%	(4.47)%	10.70%	(0.71)%	9.15%	13.22%	(1.80)%	10.65%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.93%	0.92%	0.92%	0.92%	0.92%	0.94%	0.94%	0.94%	0.93%	0.93%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.01%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	2.14%	1.20%	1.57%	1.49%	1.33%	1.63%	1.47%	1.54%	1.78%	1.33%
Ratio of net investment income (loss) to average net assets(c)	2.06%	1.13%	1.49%	1.42%	1.26%	1.53%	1.38%	1.46%	1.69%	1.25%
Portfolio turnover rate	28%	24%	20%	26%	23%	46%	19%	15%	15%	16%
Number of shares outstanding at end of period (000’s)	3,676	3,742	3,603	4,104	3,906	6,749	6,461	6,640	7,241	7,559
Net assets at end of period (000’s)	$51,212	$59,532	$56,339	$57,330	$62,619	$118,127	$115,474	$110,333	$108,136	$116,875

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

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Appendix A
VALIC Company I
Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
Blue Chip Growth Fund	Long-term capital growth, and secondarily income	Growth	• Management risk	The Fund pursues long-term capital appreciation by investing, under normal circumstances, at least 80% of net assets in the common stocks of large- and mid-cap blue chip growth companies.
• Equity securities risk
• Growth style risk
• Large- and mid-cap companies risk
• Market risk
• Securities lending risk
• Technology sector risk
Capital Conservation Fund	High total return	Total Return	• Management risk	The Fund invests in investment grade bonds to seek to provide you with the highest possible total return from current income and capital gains while preserving your investment.
• Call or prepayment risk
• Credit risk
• Currency risk
• Interest rate risk
• Foreign investment risk
• Market risk
• Mortgage- and Asset-backed securities risk
• Risk of investing in money market securities
• Active trading risk
• Securities lending risk
• U.S. government obligations risk
• Growth style risk
• Equity securities risk
• Large-cap companies risk
• Market risk
• Securities lending risk

Appendix A
Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
Dividend Value Fund	Capital growth by investing in common stocks, and secondarily income	Value	• Management risk	The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities including common stock, preferred stock and convertible securities. Under normal circumstances, the Fund will invest at least 80% of its net assets in dividend paying equity securities. The Fund may invest in securities of companies with any market capitalization, but will generally focus on large cap securities. In selecting portfolio securities, one of the Subadvisers will generally employ a value-oriented analysis, but may purchase equity securities based on a growth-oriented analysis when such securities pay dividends or the Subadviser believes such securities have particularly good prospects for capital appreciation. The other Subadviser uses rules-based strategies to select portfolio securities.
• Equity securities risk
• Growth style risk
• Value style risk
• Convertible securities risk
• Preferred stock risk
• Income producing stock availability risk
• Large-cap companies risk
• Market risk
• Mid-cap company risk
• Small-cap company risk
• Securities lending risk
Emerging Economies Fund	Capital appreciation	Emerging Countries	• Management risk	Under normal circumstances, the Fund invests at least 80% of value of its net assets in equity securities of emerging market companies and other investments that are tied economically to emerging markets.
• Foreign investment risk
• Emerging markets risk
• Currency risk
• Geographic risk
• Equity securities risk
• Preferred stock risk
• Depositary receipts risk
• Large-cap companies risk
• Mid-cap company risk
• Small-cap company risk
• Derivatives risk
• Hedging risk
• Market risk
• Value style risk
• Securities lending risk

Appendix A
Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
Global Real Estate Fund	High total return through long-term growth of capital and current income	Real estate and real estate-related securities	• Management risk	The Fund invests, under normal circumstances, at least 80% of its net assets in a diversified portfolio of equity investments in real estate and real estate-related companies.
• Real estate investments risk
• REITs risk
• Equity securities risk
• Currency risk
• Emerging markets risk
• Foreign investment risk
• Geographic risk
• Market risk
• Mid-cap company risk
• Small-cap company risk
• Synthetic securities risk
• Securities lending risk
Government Money Market I Fund	Liquidity, protection of capital and current income through investments in short-term money market instruments	Money Market Instruments	• Credit risk	The Fund invests at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are collateralized by cash and/or U.S. Government securities. In addition, under normal circumstances, the Fund invests at least 80% of its net assets in U.S. Government securities and/or repurchase agreements that are collateralized by U.S. Government securities.
• Interest rate risk
• Repurchase agreements risk
• U.S. government obligations risk
Government Securities Fund	High current income and protection of capital through investments in intermediate and long-term U.S. Government debt securities	U.S. Government obligations	• U.S. government obligations risk	The Fund invests at least 80% of net assets in intermediate- and long-term U.S. Government and government sponsored debt securities.
• Credit risk
• Interest rate risk
• Call or prepayment risk
• Currency risk
• Foreign investment risk
• Market risk
• Mortgage- and Asset-backed securities risk
• Securities lending risk
• Risks of investing in money market securities
• Repurchase agreements risk

Appendix A
Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
Growth Fund	Long-term capital growth	Growth	• Index risk	The Fund attempts to achieve its investment objective by investing primarily in common stock of companies that are selected based on such factors as strong earnings, strong sales and revenue growth and capital appreciation potential. The Fund will emphasize common stock of companies with mid- to large-stock market capitalizations; however, the Fund also may invest in the common stock of small companies. The Fund generally invests at least 65% of its total assets in equity securities. Equity securities consist of common stock and American Depositary Receipts ("ADRs"). The Fund may invest without limitation in the securities of foreign companies in the form of ADRs. In addition to ADRs, the Fund may also invest up to 20% of its total assets in securities of foreign companies, including companies located in emerging markets.
• Management risk
• Equity securities risk
• Currency risk
• Foreign investment risk
• Depositary receipts risk
• Emerging markets risk
• Focused fund risk
• Growth style risk
• Large- and mid-cap company risk
• Small-cap company risk
• Market risk
• Price volatility risk
• Securities lending risk
• Sector risk
Growth & Income Fund	Long-term growth of capital and secondarily, current income	Growth and income	• Management risk	The Fund invests in stocks that provide long-term growth potential. As a secondary goal, the Fund invests in stocks that will provide current income. The Subadviser uses a bottom-up, disciplined investment process. The Subadviser seeks to achieve the Fund’s investment objective through stock selection grounded in proprietary fundamental research and disciplined portfolio construction. Individual securities are ranked within industry sectors based on the attractiveness of their valuations. The Subadviser believes this approach may reduce the market timing, sector and style risks typically associated with active portfolio management while maintaining risk characteristics similar to the Fund’s benchmark.
• Equity securities risk
• Large-cap companies risk
• Growth style risk
• Market risk
• Securities lending risk
• Value style risk

Appendix A
Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
Inflation Protected Fund	Maximum real return, consistent with appreciation of capital and prudent investment management	Inflation-indexed fixed income securities	• Risks of investing in inflation-indexed securities	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in inflation-indexed fixed income securities issued by domestic and foreign governments (including those in emerging market countries), their agencies or instrumentalities, and corporations.
• Risks of inflation indexing methodology
• Call or prepayment risk
• Credit risk
• Foreign investment risk
• Emerging markets risk
• Currency risk
• Interest rate risk
• Market risk
• U.S. government obligations risk
• Foreign sovereign debt risk
• Securities lending risk
International Equities Index Fund	Long-term growth of capital through investments in equity securities that, as a group, are expected to provide investment results closely corresponding to the performance of the MSCI EAFE Index	Index	• Equity securities risk	The Fund is managed to seek to track the performance of the MSCI EAFE Index, which measures the stock performance of large- and mid-cap companies in developed countries outside the U.S.
• Index risk
• Foreign investment risk
• Currency risk
• Geographic risk
• Large- and mid-cap companies risk
• Market risk
• Securities lending risk

Appendix A
Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
International Government Bond Fund	High current income through investments primarily in investment grade debt securities issued or guaranteed by foreign governments	Foreign government fixed income securities	• Call or prepayment risk	The Fund aims to provide foreign investment opportunities primarily in investment grade government and government sponsored debt securities. Under normal circumstances, at least 80% of net assets of the Fund must be government issued, sponsored or guaranteed.
• Credit risk
• Currency risk
• Derivatives risk
• Hedging risk
• Emerging markets risk
• Foreign investment risk
• Foreign sovereign debt risk
• Interest rate risk
• Junk bond risk
• Market risk
• Non-diversification risk
• Risks of investing in money market securities
• U.S. government obligations risk
• Securities lending risk
International Growth Fund	Capital appreciation	International growth	• Management risk	Under normal market conditions, the Fund’s Subadviser seeks to achieve the Fund’s objective by investing primarily in established companies on an international basis, with capitalizations, within the range of companies included in the MSCI ACWI ex USA Index.
• Currency risk
• Depositary receipts risk
• Emerging markets risk
• Equity securities risk
• Focused fund risk
• Foreign investment risk
• Growth style risk
• Liquidity risk
• Market risk
• Large-cap companies risk
• Mid-cap company risk
• Small-cap company risk
• Securities lending risk
International Value Fund	Long-term growth of capital	International Value	• Management risk	Under normal market conditions, the Fund invests predominately in equity securities of companies located outside the U.S., including in emerging markets. The equity securities in which the Fund invests are primarily common stocks. Typically, the Fund will invest at least 80% of its net assets in foreign securities, which may include emerging markets and depositary receipts.
• Equity securities risk
• Emerging markets risk
• Foreign investment risk
• Currency risk
• Depositary receipts risk
• Geographic risk
• Market risk
• Value style risk
• Securities lending risk
• Large-cap companies risk
• Mid-cap companies risk
• Small-cap companies risk

Appendix A
Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
Large Cap Core Fund	Capital growth with the potential for current income	Core	• Management risk	The Fund invests, under normal circumstances, at least 80% of its net assets in the common stocks of large-cap U.S. companies. The Fund invests in equity securities of U.S. companies that have large market capitalization (generally over $2 billion) that the Subadviser believes are undervalued and have the potential for long-term growth and current income.
• Equity securities risk
• Currency risk
• Foreign investment risk
• Growth stock risk
• Large-cap companies risk
• Market risk
• Securities lending risk
• Value style risk
• Depository receipts risk
• Sector risk
Large Capital Growth Fund	Long-term growth of capital	Growth	• Management risk	The Fund seeks to meet its objective by investing, normally, at least 80% of its net assets in securities of large-cap companies. In complying with this 80% investment requirement, the Fund will invest primarily in common stocks.
• Equity securities risk
• Currency risk
• Foreign investment risk
• Large-cap companies risk
• Growth stock risk
• Market risk
• Securities lending risk
Mid Cap Index Fund	Growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P Mid Cap 400® Index	Index	• Index risk	The Fund is managed to seek to track the performance of the S&P Mid Cap 400® Index, which measures the performance of the mid-capitalization sector of the U.S. equity market. Under normal circumstances, at least 80% of the Fund’s net assets are invested in stocks that are in the Index.
• Equity securities risk
• Market risk
• Mid-cap company risk
• Securities lending risk

Appendix A
Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
Mid Cap Strategic Growth Fund	Long-term capital growth	Growth	• Management risk	The Subadvisers seek long-term capital growth by investing primarily in growth-oriented equity securities of U.S. domestic and foreign mid-cap companies. Under normal circumstances, at least 80% of the Fund’s net assets will be invested in common stocks of mid-cap companies.
• Currency risk
• Equity securities risk
• Foreign investment risk
• Emerging markets risk
• Growth style risk
• Market risk
• Privately placed securities risk
• Mid-cap company risk
• Securities lending risk
Small Cap Aggressive Growth Fund	Capital growth	Growth	• Management risk	The Fund normally invests at least 80% of its net assets in small-cap companies. The Fund typically invests most of its assets in securities of U.S. companies but may also invest a portion of its assets in foreign securities (up to 10% of net assets).
• Active trading risk
• Currency risk
• Equity securities risk
• Growth style risk
• Foreign investment risk
• Market risk
• Securities lending risk
• Small-cap company risk
Small Cap Fund	Long-term capital growth by investing primarily in the stocks of small companies	Growth and Value	• Management risk	The Fund normally invests at least 80% of net assets in stocks of small companies. Stock selection may reflect a growth or a value investment approach or a combination of both.
• Equity securities risk
• Market risk
• Securities lending risk
• Small-cap company risk
• Growth style risk
• Value style risk
• Micro-cap company risk
Small Cap Index Fund	Growth of capital through investment primarily in a diversified portfolio of common stocks that, as a group, the Subadviser believes may provide investment results closely corresponding to the Russell 2000® Index	Index	• Index risk	The Fund is managed to seek to track the performance of the Russell 2000® Index, which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.The Fund invests under normal circumstances at least 80% of net assets in stocks that are in the Index.
• Market risk
• Equity securities risk
• Securities lending risk
• Small-cap company risk

Appendix A
Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
Small Cap Special Values Fund	Growth of capital by investing primarily in common stocks	Value	• Management risk	Under normal market conditions, the Fund invests at least 80% of its net assets in common stocks of domestic small-cap companies. The Subadvisers look for significantly undervalued companies that they believe have the potential for above-average appreciation with below-average risk.
• Equity securities risk
• Value style risk
• Market risk
• Securities lending risk
• Small-cap company risk
• Equity securities risk
• Growth style risk
• Mid-cap company risk
• Small-cap company risk
• Market risk
• Securities lending risk
• Active trading risk
Stock Index Fund	Long-term capital growth through investment in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P 500 Index	Index	• Index risk	The Fund is managed to seek to track the performance of the S&P 500® Index, which measures the stock performance of 500 large- and mid-cap companies and is often used to indicate the performance of the overall stock market.The Fund invests, under normal circumstances, at least 80% of net assets in stocks that are in the Index.
• Equity securities risk
• Large- and mid-cap companies risk
• Market risk
• Securities lending risk
• Management risk
Systematic Value Fund	Total return through capital appreciation and secondarily, income	Value	• Preferred stock risk	The Fund seeks to achieve its investment objective by investing primarily in equity securities of U.S. large- and mid-cap companies. Companies are determined to be large- or mid-cap based on the inclusion of their equity securities in the MSCI USA Value Index, whose constituents are companies that exhibit certain value qualities, as defined by the index provider, such as lower price-to-book ratios, lower prices relative to forecasted earnings, and higher dividend yields. Generally, these companies will have a market capitalization of at least $2 billion. The equity securities in which the Fund invests include common stock, preferred stock, convertible securities, rights and warrants.
• Convertible securities risk
• Warrant risk
• Quantitative investing risk
• Active trading risk
• Management risk
• Equity securities risk
• Large- and mid-cap companies risk
• Market risk
• Value style risk
• Small-cap company risk
• Sector risk
• Securities lending risk

Appendix A
Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
Value Fund	Long-term total return which consists of capital appreciation and income	Value	• Management risk	The Fund attempts to achieve its objective by investing in common stocks of companies that the Subadviser has identified as financially sound but out-of-favor that provide above-average potential total returns and sell at below-average price/earnings multiples.
• Equity securities risk
• Currency risk
• Foreign investment risk
• Emerging markets risk
• Large- and mid-cap companies risk
• Small-cap company risk
• Market risk
• Value style risk
• Securities lending risk
VALIC Company II
Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
Capital Appreciation Fund	Capital appreciation	Growth	• Management risk	The Fund invests in the equity securities of U.S. companies and depositary receipts relating to equity securities. The Subadviser seeks to identify growth opportunities for the Fund.
• Mid-cap company risk
• Depositary receipts risk
• Equity securities risk
• Large-cap company risk
• Market risk
• Small-cap company risk
• Warrant risk
• Securities lending risk

Appendix A
Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
Core Bond Fund	High total return	Fixed income	• Management risk	The Fund invests, under normal circumstances, at least 80% of net assets in medium- to high-quality fixed income securities, including corporate debt securities of domestic and foreign companies, or in securities issued or guaranteed by the U.S. Government, mortgage-backed or asset-backed securities. A significant portion of the Fund’s U.S. government securities may be issued or guaranteed by the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”) or the Government National Mortgage Association (“GNMA”).
Although the Fund invests primarily in medium- to high-quality fixed income securities, which are considered investment-grade, up to 20% of its net assets may be invested in lower-quality fixed income securities (often referred to as “junk bonds”), which are considered below investment-grade.
• Active trading risk
• Credit risk
• Foreign investment risk
• Interest rate risk
• Junk bond risk
• Market risk
• Mortgage-backed securities risk
• Non-mortgage asset-backed securities risk
• Call or prepayment risk
• Emerging markets risk
• Currency risk
• U.S. government obligations risk
• Securities lending risk
High Yield Bond Fund	High total return and income	Fixed income	• Junk bond risk	At least 80% of the Fund’s net assets are invested, under normal circumstances, in high-yield, below-investment grade fixed income securities (often referred to as “junk bonds”). The Fund may also invest up to 20% of its net assets in below-investment grade foreign fixed income securities.
• Management risk
• Call or prepayment risk
• Credit risk
• Foreign investment risk
• Interest rate risk
• Market risk
• Securities lending risk
International Opportunities Fund	Long-term capital appreciation	International	• Management risk	Under normal market conditions, at least 80% of the Fund’s net assets will be invested in equity and equity-related securities of small to mid-cap companies throughout the world, excluding the United States. The Fund may hold foreign currencies and non-dollar denominated foreign securities.
• Growth style risk
• Equity securities risk
• Emerging markets risk
• Foreign investment risk
• Depositary receipts risk
• Geographic risk
• Market risk
• Securities lending risk
• Small-cap company risk
• Mid-cap company risk

Appendix A
Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
Large Cap Value Fund	Total return	Value	• Management risk	The Fund invests, under normal circumstances, at least 80% of net assets in a portfolio comprised of equity securities of large market capitalization companies traded in the U.S. that are deemed to be attractive by the portfolio management team.
• Equity securities risk
• Large-cap company risk
• Market risk
• Foreign investment risk
• Securities lending risk
• Value style risk
Mid Cap Growth Fund	Long-term capital appreciation	Growth	• Management risk	This Fund invests, under normal circumstances, at least 80% of net assets in the equity securities and equity related instruments of mid-cap companies. The Fund invests primarily in common stocks of companies that the Subadviser believes have the potential for long-term, above-average earnings growth.
• Growth style risk
• Equity securities risk
• Active trading risk
• Convertible securities risk
• Depositary receipts risk
• Foreign investment risk
• Market risk
• Mid-cap company risk
• Sector risk
• Small-cap company risk
• Special situations risk
• Preferred stock risk
• Securities lending risk
Mid Cap Value Fund	Capital growth	Value	• Management risk	The Fund invests, under normal circumstances, at least 80% of net assets in equity securities of mid-cap companies. The Subadvisers use value-oriented investment approaches to identify companies in which to invest the Fund’s assets.
The Fund may also invest in Depositary Receipts, which are instruments issued by a bank that represent an interest in a foreign issuer’s securities.
• Value style risk
• Equity securities risk
• Foreign investment risk
• Depositary receipts risk
• Market risk
• Mid-cap company risk
• Securities lending risk

Small Cap Growth Fund	Long-term capital growth	Growth	• Management risk	Under normal market conditions, the Fund invests at least 80% of net assets in the equity securities of small cap companies. Typically, the Fund invests in securities of companies with a history of above-average growth, as well as companies expected to have above-average growth.
• Growth style risk
• Equity securities risk
• Market risk
• Small-cap company risk
• Securities lending risk

Appendix A
Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
Small Cap Value Fund	Maximum long term return	Value	• Management risk	The Fund invests, under normal circumstances, at least 80% of its net assets in equity securities of small-cap companies. The Subadvisers will use a value-oriented approach. Companies will be selected based upon valuation characteristics such as price-to-cash flow ratios which are at a discount to market averages.
• Value style risk
• Equity securities risk
• Market risk
• Small-cap company risk
• Securities lending risk

Appendix A
Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
U.S. International Socially Responsible Fund	Growth of capital	Specialty Growth	• Equity securities risk	The Fund invests, under normal circumstances, at least 80% of its net assets in the equity securities of U.S. companies meeting the Fund’s social criteria. The Fund does not invest in companies that are significantly engaged in:
• the manufacture or distribution of civilian firearms, military weapons or weapons delivery systems;
• the manufacture or distribution of alcoholic beverages or tobacco products;
• the operation of gambling-related businesses;
• the production of nuclear energy;
• have a history of poor labor-management relations;
• engage in businesses or have products that have a severely negative impact on the environment;
• have significant business operations in countries whose governments pose human rights concerns; operate businesses that have a significantly adverse impact on the communities in which they are located;
• engage in businesses or have products that have a severely negative impact on their customers, which may include companies that have products that pose safety or health concerns, engage in practices that are anti-competitive or have marketing that is inappropriate or misleading; and
• have a history of poor business ethics, which may include companies that have incidents of bribery or fraud, or poor governance structures.
• Preferred stock risk
• Convertible securities risk
• Foreign investment risk
• Market risk
• Social criteria risk
• Securities lending risk

Appendix A
Fund	Investment Objective	Principal Investment Strategy	Principal Risk Factors	Principal Investment Techniques
Strategic Bond Fund	High total return and income	Fixed income	• Management risk	The Fund invests, under normal circumstances, at least 80% of its net assets in a broad range of fixed income securities. Up to 50% of the Fund’s total assets may be invested in foreign securities. Up to 25% of the Fund’s total assets may be invested in foreign emerging market debt (both U.S. and non-U.S. dollar denominated), including, both sovereign and corporate debt rated C or higher by Moody’s or CC or higher by S&P, or of comparable quality if unrated.
• Active trading risk
• Call or prepayment risk
• Credit risk
• Emerging markets risk
• Foreign investment risk
• Interest rate risk
• Loan risk
• Junk bond risk
• Market risk
• Mortgage-backed securities risk
• non-mortgage asset-backed securities risk
• U.S. government obligations risk
• Securities lending risk

Interested in Learning More?
The Statement of Additional Information (“SAI”) incorporated by reference into this prospectus contains additional information about VC I’s operations.
Further information about the Funds’ investments is available in VC I’s annual and semi-annual reports to shareholders. VC I’s annual report discusses market conditions and investment strategies that significantly affected the Funds’ performance results during their last fiscal year.
The Variable Annuity Life Insurance Company (“VALIC”) can provide you with a free copy of these materials or other information about VC I. You may reach VALIC by calling 1-800-448-2542 or by writing to P.O. Box 15648, Amarillo, Texas 79105-5648. VC I’s prospectus, SAI, and shareholder reports are available online at https://www.valic.com/onlineprospectus.
The Securities and Exchange Commission (“SEC”) maintains copies of these documents, which are available on the EDGAR Database on the SEC’s web site at http://www.sec.gov. You may also request a paper copy from the SEC electronically at publicinfo@sec.gov. A duplicating fee will be assessed for all copies provided by the SEC.
Investment Company Act filing number 811-03738

VALIC Company I
P.O. Box 3206
Houston, TX 77252-3206
VC 9017-P (10/2018) J102601